FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$77,044,138	$99,490,886	$178,082,609	$9,478,201	$11,001,064
Net Assets	$77,044,138	$99,490,886	$178,082,609	$9,478,201	$11,001,064

NET ASSETS, representing:
Accumulation units	$77,044,138	$99,490,886	$178,082,609	$9,478,201	$11,001,064
	$77,044,138	$99,490,886	$178,082,609	$9,478,201	$11,001,064

Units outstanding	59,499,412	32,077,128	27,054,267	2,012,143	2,618,806

Portfolio shares held	7,704,414	6,353,186	1,815,502	214,730	277,314
Portfolio net asset value per share	$10.00	$15.66	$98.09	$44.14	$39.67
Investment in portfolio shares, at cost	$77,044,138	$72,313,840	$51,405,607	$3,948,893	$4,781,890

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$32,146	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,003,577	1,451,415	2,575,327	128,411	150,768
NET INVESTMENT INCOME (LOSS)	(971,431)	(1,451,415)	(2,575,327)	(128,411)	(150,768)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,689,441	20,746,422	742,110	958,632
Net change in unrealized appreciation (depreciation) on investments	—	(4,610,636)	12,287,708	727,457	412,391
NET GAIN (LOSS) ON INVESTMENTS	—	(921,195)	33,034,130	1,469,567	1,371,023

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(971,431)	$(2,372,610)	$30,458,803	$1,341,156	$1,220,255
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$190,554,194	$106,644,415	$3,311,771	$480,946,716	$51,891,491
Net Assets	$190,554,194	$106,644,415	$3,311,771	$480,946,716	$51,891,491

NET ASSETS, representing:
Accumulation units	$190,554,194	$106,644,415	$3,311,771	$480,946,716	$51,891,491
	$190,554,194	$106,644,415	$3,311,771	$480,946,716	$51,891,491

Units outstanding	39,450,919	17,135,562	448,961	54,884,499	11,459,971

Portfolio shares held	3,999,878	15,988,668	96,553	4,276,983	913,261
Portfolio net asset value per share	$47.64	$6.67	$34.30	$112.45	$56.82
Investment in portfolio shares, at cost	$79,334,274	$84,861,036	$3,111,439	$226,535,100	$19,373,803

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,850,855	1,662,059	38,405	5,594,608	781,014
NET INVESTMENT INCOME (LOSS)	(2,850,855)	(1,662,059)	(38,405)	(5,594,608)	(781,014)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,686,565	3,312,912	(48)	39,794,291	6,054,808
Net change in unrealized appreciation (depreciation) on investments	27,285,380	5,207,941	709,581	73,036,240	2,825,101
NET GAIN (LOSS) ON INVESTMENTS	45,971,945	8,520,853	709,533	112,830,531	8,879,909

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$43,121,090	$6,858,794	$671,128	$107,235,923	$8,098,895
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$366,144,961	$78,688,456	$15,279,850	$50,667,259	$66,311,091
Net Assets	$366,144,961	$78,688,456	$15,279,850	$50,667,259	$66,311,091

NET ASSETS, representing:
Accumulation units	$366,144,961	$78,688,456	$15,279,850	$50,667,259	$66,311,091
	$366,144,961	$78,688,456	$15,279,850	$50,667,259	$66,311,091

Units outstanding	38,460,268	7,399,505	6,393,649	9,163,403	13,690,609

Portfolio shares held	2,475,625	1,304,084	954,394	1,684,977	1,754,726
Portfolio net asset value per share	$147.90	$60.34	$16.01	$30.07	$37.79
Investment in portfolio shares, at cost	$64,465,150	$37,458,944	$13,514,131	$39,735,395	$50,126,088

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$94,522	$782,104	$416,646

EXPENSES
Charges for mortality and expense risk, and
for administration	5,361,790	918,503	239,405	702,301	899,846
NET INVESTMENT INCOME (LOSS)	(5,361,790)	(918,503)	(144,883)	79,803	(483,200)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,044,240	3,557,467	1,427,044
Net realized gain (loss) on shares redeemed	49,813,902	8,082,498	618,429	1,999,950	2,040,854
Net change in unrealized appreciation (depreciation) on investments	4,936,131	9,406,743	(1,432,367)	5,010,511	11,879,960
NET GAIN (LOSS) ON INVESTMENTS	54,750,033	17,489,241	230,302	10,567,928	15,347,858

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$49,388,243	$16,570,738	$85,419	$10,647,731	$14,864,658
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$62,447,719	$49,175,508	$17,534,497	$79,185,162	$20,001,354
Net Assets	$62,447,719	$49,175,508	$17,534,497	$79,185,162	$20,001,354

NET ASSETS, representing:
Accumulation units	$62,447,719	$49,175,508	$17,534,497	$79,185,162	$20,001,354
	$62,447,719	$49,175,508	$17,534,497	$79,185,162	$20,001,354

Units outstanding	9,624,173	10,243,010	2,909,381	9,407,063	3,742,910

Portfolio shares held	1,108,999	1,146,015	454,379	997,797	1,463,157
Portfolio net asset value per share	$56.31	$42.91	$38.59	$79.36	$13.67
Investment in portfolio shares, at cost	$34,592,260	$36,703,373	$10,803,012	$40,336,018	$11,795,383

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$61,280	$572,945	$90,619	$—	$350,310

EXPENSES
Charges for mortality and expense risk, and
for administration	853,259	710,834	236,597	1,063,397	283,442
NET INVESTMENT INCOME (LOSS)	(791,979)	(137,889)	(145,978)	(1,063,397)	66,868

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,078,459	—	949,320	10,347,335	—
Net realized gain (loss) on shares redeemed	3,738,489	1,875,435	875,280	6,436,279	1,664,184
Net change in unrealized appreciation (depreciation) on investments	4,435,861	4,123,066	1,828,006	(668,909)	2,394,368
NET GAIN (LOSS) ON INVESTMENTS	11,252,809	5,998,501	3,652,606	16,114,705	4,058,552

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,460,830	$5,860,612	$3,506,628	$15,051,308	$4,125,420
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$25,439,338	$41,977,410	$20,236,224	$11,136,344	$69,460,964
Net Assets	$25,439,338	$41,977,410	$20,236,224	$11,136,344	$69,460,964

NET ASSETS, representing:
Accumulation units	$25,439,338	$41,977,410	$20,236,224	$11,136,344	$69,460,964
	$25,439,338	$41,977,410	$20,236,224	$11,136,344	$69,460,964

Units outstanding	3,959,175	7,158,854	6,752,123	3,332,837	16,061,979

Portfolio shares held	1,136,192	721,014	2,253,477	129,991	1,934,846
Portfolio net asset value per share	$22.39	$58.22	$8.98	$85.67	$35.90
Investment in portfolio shares, at cost	$22,187,362	$10,337,381	$21,482,642	$6,854,102	$27,505,155

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$121,774	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	383,013	597,538	306,157	143,543	1,146,349
NET INVESTMENT INCOME (LOSS)	(383,013)	(597,538)	(184,383)	(143,543)	(1,146,349)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,161,744	—	3,316,002	786,748	—
Net realized gain (loss) on shares redeemed	1,176,374	5,607,881	379,663	1,022,014	9,884,880
Net change in unrealized appreciation (depreciation) on investments	(1,722,085)	1,071,647	(221,124)	756,157	6,913,518
NET GAIN (LOSS) ON INVESTMENTS	2,616,033	6,679,528	3,474,541	2,564,919	16,798,398

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,233,020	$6,081,990	$3,290,158	$2,421,376	$15,652,049
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,776,447	$102,930,411	$30,144,492	$266,660,811	$3,368,962,565
Net Assets	$10,776,447	$102,930,411	$30,144,492	$266,660,811	$3,368,962,565

NET ASSETS, representing:
Accumulation units	$10,776,447	$102,930,411	$30,144,492	$266,660,811	$3,368,962,565
	$10,776,447	$102,930,411	$30,144,492	$266,660,811	$3,368,962,565

Units outstanding	2,699,710	15,674,179	9,781,701	8,614,880	197,465,395

Portfolio shares held	198,315	3,359,348	2,185,968	13,286,538	134,812,428
Portfolio net asset value per share	$54.34	$30.64	$13.79	$20.07	$24.99
Investment in portfolio shares, at cost	$5,762,282	$26,745,814	$14,623,590	$158,733,823	$2,873,253,441

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$1,754	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	177,777	1,731,117	509,622	3,128,376	46,334,154
NET INVESTMENT INCOME (LOSS)	(176,023)	(1,731,117)	(509,622)	(3,128,376)	(46,334,154)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	559,075	—	—	—	—
Net realized gain (loss) on shares redeemed	894,117	16,640,291	3,552,036	23,086,629	89,459,816
Net change in unrealized appreciation (depreciation) on investments	521,084	(5,318,427)	327,025	64,789,623	121,050,809
NET GAIN (LOSS) ON INVESTMENTS	1,974,276	11,321,864	3,879,061	87,876,252	210,510,625

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,798,253	$9,590,747	$3,369,439	$84,747,876	$164,176,471

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$753,093,643	$223,789,010	$193,098,127	$—	$143,175,242
Net Assets	$753,093,643	$223,789,010	$193,098,127	$—	$143,175,242

NET ASSETS, representing:
Accumulation units	$753,093,643	$223,789,010	$193,098,127	$—	$143,175,242
	$753,093,643	$223,789,010	$193,098,127	$—	$143,175,242

Units outstanding	33,756,389	13,344,265	5,883,124	—	5,401,216

Portfolio shares held	34,122,956	18,018,439	6,000,563	—	3,725,611
Portfolio net asset value per share	$22.07	$12.42	$32.18	$—	$38.43
Investment in portfolio shares, at cost	$509,122,329	$183,742,400	$125,177,498	$—	$92,108,100

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	2/19/2021**	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	9,414,333	2,642,779	2,697,964	187,403	1,878,963
NET INVESTMENT INCOME (LOSS)	(9,414,333)	(2,642,779)	(2,697,964)	(187,403)	(1,878,963)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	58,193,305	10,323,806	24,164,188	30,247,534	18,070,961
Net change in unrealized appreciation (depreciation) on investments	112,230,988	3,610,155	(25,706,734)	(23,723,688)	19,659,929
NET GAIN (LOSS) ON INVESTMENTS	170,424,293	13,933,961	(1,542,546)	6,523,846	37,730,890

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$161,009,960	$11,291,182	$(4,240,510)	$6,336,443	$35,851,927

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$676,220,737	$480,280,047	$471,788,098	$306,874,286	$475,239,904
Net Assets	$676,220,737	$480,280,047	$471,788,098	$306,874,286	$475,239,904

NET ASSETS, representing:
Accumulation units	$676,220,737	$480,280,047	$471,788,098	$306,874,286	$475,239,904
	$676,220,737	$480,280,047	$471,788,098	$306,874,286	$475,239,904

Units outstanding	19,030,866	17,212,328	10,312,078	7,012,684	17,183,477

Portfolio shares held	38,663,278	11,205,787	4,742,066	5,712,477	10,257,714
Portfolio net asset value per share	$17.49	$42.86	$99.49	$53.72	$46.33
Investment in portfolio shares, at cost	$394,249,940	$261,841,001	$239,184,187	$165,306,955	$311,799,899

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	9,053,626	5,459,338	6,385,616	3,607,219	5,998,701
NET INVESTMENT INCOME (LOSS)	(9,053,626)	(5,459,338)	(6,385,616)	(3,607,219)	(5,998,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	75,098,863	69,224,967	62,017,117	37,379,681	42,076,227
Net change in unrealized appreciation (depreciation) on investments	(4,626,922)	54,748,139	18,911,214	25,940,011	82,042,473
NET GAIN (LOSS) ON INVESTMENTS	70,471,941	123,973,106	80,928,331	63,319,692	124,118,700

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$61,418,315	$118,513,768	$74,542,715	$59,712,473	$118,119,999

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$191,716,851	$—	$240,333,932	$14,698,824,549	$451,075,028
Net Assets	$191,716,851	$—	$240,333,932	$14,698,824,549	$451,075,028

NET ASSETS, representing:
Accumulation units	$191,716,851	$—	$240,333,932	$14,698,824,549	$451,075,028
	$191,716,851	$—	$240,333,932	$14,698,824,549	$451,075,028

Units outstanding	18,363,494	—	19,538,045	663,851,155	15,827,534

Portfolio shares held	16,613,245	—	8,816,358	346,752,171	14,017,248
Portfolio net asset value per share	$11.54	$—	$27.26	$42.39	$32.18
Investment in portfolio shares, at cost	$185,344,119	$—	$168,738,831	$10,320,069,259	$270,006,830

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	10/15/2021**	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,505,815	2,431,085	3,398,468	175,948,010	5,595,243
NET INVESTMENT INCOME (LOSS)	(2,505,815)	(2,431,085)	(3,398,468)	(175,948,010)	(5,595,243)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,764,476	110,567,847	19,593,694	847,619,016	36,239,281
Net change in unrealized appreciation (depreciation) on investments	(3,941,874)	(44,482,058)	31,996,834	578,658,915	33,526,052
NET GAIN (LOSS) ON INVESTMENTS	(1,177,398)	66,085,789	51,590,528	1,426,277,931	69,765,333

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,683,213)	$63,654,704	$48,192,060	$1,250,329,921	$64,170,090

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$234,586,108	$1,481,617,318	$10,091,463,868	$2,675,668,064	$7,812,318,113
Net Assets	$234,586,108	$1,481,617,318	$10,091,463,868	$2,675,668,064	$7,812,318,113

NET ASSETS, representing:
Accumulation units	$234,586,108	$1,481,617,318	$10,091,463,868	$2,675,668,064	$7,812,318,113
	$234,586,108	$1,481,617,318	$10,091,463,868	$2,675,668,064	$7,812,318,113

Units outstanding	13,167,006	83,618,502	419,221,772	166,410,129	367,938,201

Portfolio shares held	5,775,138	71,163,176	349,548,454	141,644,683	302,451,340
Portfolio net asset value per share	$40.62	$20.82	$28.87	$18.89	$25.83
Investment in portfolio shares, at cost	$164,043,803	$1,021,507,925	$5,866,825,071	$1,971,783,056	$4,607,873,887

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,410,172	22,390,508	148,906,440	41,854,756	113,265,832
NET INVESTMENT INCOME (LOSS)	(3,410,172)	(22,390,508)	(148,906,440)	(41,854,756)	(113,265,832)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,265,512	91,546,925	666,758,157	131,024,992	512,715,529
Net change in unrealized appreciation (depreciation) on investments	8,552,266	78,468,443	891,446,208	184,356,881	434,556,403
NET GAIN (LOSS) ON INVESTMENTS	24,817,778	170,015,368	1,558,204,365	315,381,873	947,271,932

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,407,606	$147,624,860	$1,409,297,925	$273,527,117	$834,006,100

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,073,050,154	$—	$13,036,418,610	$6,388,505,914	$1,225,164,295
Net Assets	$4,073,050,154	$—	$13,036,418,610	$6,388,505,914	$1,225,164,295

NET ASSETS, representing:
Accumulation units	$4,073,050,154	$—	$13,036,418,610	$6,388,505,914	$1,225,164,295
	$4,073,050,154	$—	$13,036,418,610	$6,388,505,914	$1,225,164,295

Units outstanding	239,413,526	—	606,989,560	282,766,129	23,701,445

Portfolio shares held	194,603,447	—	577,599,407	234,440,584	16,214,456
Portfolio net asset value per share	$20.93	$—	$22.57	$27.25	$75.56
Investment in portfolio shares, at cost	$2,928,806,976	$—	$8,909,264,499	$3,856,459,847	$624,100,848

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	10/15/2021**	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	63,412,998	38,997,711	186,118,193	94,371,399	16,177,278
NET INVESTMENT INCOME (LOSS)	(63,412,998)	(38,997,711)	(186,118,193)	(94,371,399)	(16,177,278)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	264,394,365	1,262,826,244	668,420,475	523,639,232	156,447,688
Net change in unrealized appreciation (depreciation) on investments	(7,693,217)	(957,657,045)	1,327,419,681	319,401,756	39,756,635
NET GAIN (LOSS) ON INVESTMENTS	256,701,148	305,169,199	1,995,840,156	843,040,988	196,204,323

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$193,288,150	$266,171,488	$1,809,721,963	$748,669,589	$180,027,045

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$333,433,017	$334,668,547	$1,591,056,789	$134,430,857	$324,900,784
Net Assets	$333,433,017	$334,668,547	$1,591,056,789	$134,430,857	$324,900,784

NET ASSETS, representing:
Accumulation units	$333,433,017	$334,668,547	$1,591,056,789	$134,430,857	$324,900,784
	$333,433,017	$334,668,547	$1,591,056,789	$134,430,857	$324,900,784

Units outstanding	36,208,071	8,474,137	124,129,321	10,044,984	13,568,408

Portfolio shares held	333,433,017	4,066,941	101,276,689	5,855,002	10,712,192
Portfolio net asset value per share	$1.00	$82.29	$15.71	$22.96	$30.33
Investment in portfolio shares, at cost	$333,433,017	$197,170,582	$1,445,533,215	$108,347,668	$183,717,325

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$2,311	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,197,981	4,647,355	22,815,868	1,757,471	3,581,606
NET INVESTMENT INCOME (LOSS)	(4,195,670)	(4,647,355)	(22,815,868)	(1,757,471)	(3,581,606)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	46,434,112	36,578,504	5,669,993	28,058,837
Net change in unrealized appreciation (depreciation) on investments	—	(29,097,245)	(54,717,210)	4,338,306	11,079,988
NET GAIN (LOSS) ON INVESTMENTS	—	17,336,867	(18,138,706)	10,008,299	39,138,825

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,195,670)	$12,689,512	$(40,954,574)	$8,250,828	$35,557,219
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$965,063,727	$1,362,293,587	$75,510,048	$254,681,812	$337,010,328
Net Assets	$965,063,727	$1,362,293,587	$75,510,048	$254,681,812	$337,010,328

NET ASSETS, representing:
Accumulation units	$965,063,727	$1,362,293,587	$75,510,048	$254,681,812	$337,010,328
	$965,063,727	$1,362,293,587	$75,510,048	$254,681,812	$337,010,328

Units outstanding	58,907,610	96,331,712	3,490,533	23,597,531	11,731,776

Portfolio shares held	101,799,971	91,675,208	4,103,807	24,798,618	10,379,129
Portfolio net asset value per share	$9.48	$14.86	$18.40	$10.27	$32.47
Investment in portfolio shares, at cost	$948,401,797	$1,236,918,934	$51,545,083	$209,817,936	$203,950,737

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	15,247,322	17,787,505	982,395	3,515,804	4,417,700
NET INVESTMENT INCOME (LOSS)	(15,247,322)	(17,787,505)	(982,395)	(3,515,804)	(4,417,700)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,099,078	30,916,869	5,995,038	13,435,067	41,987,516
Net change in unrealized appreciation (depreciation) on investments	(55,028,443)	(61,431,891)	11,679,541	(12,527,557)	38,787,069
NET GAIN (LOSS) ON INVESTMENTS	(22,929,365)	(30,515,022)	17,674,579	907,510	80,774,585

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(38,176,687)	$(48,302,527)	$16,692,184	$(2,608,294)	$76,356,885

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$3,919,332,762	$2,567,980,921	$—	$683,780	$335,820
Net Assets	$3,919,332,762	$2,567,980,921	$—	$683,780	$335,820

NET ASSETS, representing:
Accumulation units	$3,919,332,762	$2,567,980,921	$—	$683,780	$335,820
	$3,919,332,762	$2,567,980,921	$—	$683,780	$335,820

Units outstanding	209,833,453	124,741,260	—	15,732	10,351

Portfolio shares held	193,642,923	112,089,957	—	8,839	4,835
Portfolio net asset value per share	$20.24	$22.91	$—	$77.36	$69.45
Investment in portfolio shares, at cost	$2,584,846,879	$1,659,157,488	$—	$651,195	$251,223

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	2/19/2021**	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$1,329

EXPENSES
Charges for mortality and expense risk, and
for administration	57,752,336	37,720,847	4,239,527	9,634	4,234
NET INVESTMENT INCOME (LOSS)	(57,752,336)	(37,720,847)	(4,239,527)	(9,634)	(2,905)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	75,016	18,852
Net realized gain (loss) on shares redeemed	250,199,505	164,759,198	493,976,519	52,525	76,634
Net change in unrealized appreciation (depreciation) on investments	176,142,366	138,251,140	(454,139,458)	(16,036)	(31,478)
NET GAIN (LOSS) ON INVESTMENTS	426,341,871	303,010,338	39,837,061	111,505	64,008

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$368,589,535	$265,289,491	$35,597,534	$101,871	$61,103

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$765,598	$2,389,285	$552,163	$1,026,396	$799,591
Net Assets	$765,598	$2,389,285	$552,163	$1,026,396	$799,591

NET ASSETS, representing:
Accumulation units	$765,598	$2,389,285	$552,163	$1,026,396	$799,591
	$765,598	$2,389,285	$552,163	$1,026,396	$799,591

Units outstanding	40,034	62,121	18,010	34,098	32,580

Portfolio shares held	15,184	28,420	5,524	20,221	15,846
Portfolio net asset value per share	$50.42	$84.07	$99.95	$50.76	$50.46
Investment in portfolio shares, at cost	$579,416	$2,000,222	$390,753	$863,796	$614,147

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$2,617	$1,012	$—	$—	$1,801

EXPENSES
Charges for mortality and expense risk, and
for administration	11,189	30,176	6,482	10,626	8,999
NET INVESTMENT INCOME (LOSS)	(8,572)	(29,164)	(6,482)	(10,626)	(7,198)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	48,212	208,618	29,679	83,973	—
Net realized gain (loss) on shares redeemed	42,160	95,243	35,036	43,737	38,451
Net change in unrealized appreciation (depreciation) on investments	101,843	190,705	23,319	28,120	128,381
NET GAIN (LOSS) ON INVESTMENTS	192,215	494,566	88,034	155,830	166,832

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$183,643	$465,402	$81,552	$145,204	$159,634

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$409,225	$809,178	$412,366	$136,599	$589,225
Net Assets	$409,225	$809,178	$412,366	$136,599	$589,225

NET ASSETS, representing:
Accumulation units	$409,225	$809,178	$412,366	$136,599	$589,225
	$409,225	$809,178	$412,366	$136,599	$589,225

Units outstanding	18,068	22,748	15,650	9,768	26,226

Portfolio shares held	5,135	19,741	7,568	3,617	13,874
Portfolio net asset value per share	$79.69	$40.99	$54.49	$37.77	$42.47
Investment in portfolio shares, at cost	$307,595	$654,743	$332,202	$113,276	$576,700
STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$98	$—	$218	$1,179	$8,853

EXPENSES
Charges for mortality and expense risk, and
for administration	4,470	7,854	4,277	1,610	6,593
NET INVESTMENT INCOME (LOSS)	(4,372)	(7,854)	(4,059)	(431)	2,260

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	51,917	—	—	—
Net realized gain (loss) on shares redeemed	17,039	28,800	21,912	2,185	(7,338)
Net change in unrealized appreciation (depreciation) on investments	98,875	65,718	51,300	16,061	82,136
NET GAIN (LOSS) ON INVESTMENTS	115,914	146,435	73,212	18,246	74,798

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$111,542	$138,581	$69,153	$17,815	$77,058

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$1,631,523	$1,506,596	$452,299,387	$—	$125,137
Net Assets	$1,631,523	$1,506,596	$452,299,387	$—	$125,137

NET ASSETS, representing:
Accumulation units	$1,631,523	$1,506,596	$452,299,387	$—	$125,137
	$1,631,523	$1,506,596	$452,299,387	$—	$125,137

Units outstanding	38,652	65,234	9,413,631	—	6,370

Portfolio shares held	18,982	30,547	6,263,667	—	63,845
Portfolio net asset value per share	$85.95	$49.32	$72.21	$—	$1.96
Investment in portfolio shares, at cost	$1,136,084	$1,212,353	$254,258,034	$—	$189,849

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021**	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$13,817	$—	$—	$1,742

EXPENSES
Charges for mortality and expense risk, and
for administration	22,095	16,756	5,688,651	773,494	2,039
NET INVESTMENT INCOME (LOSS)	(22,095)	(2,939)	(5,688,651)	(773,494)	(297)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	212,243	—	—	—	—
Net realized gain (loss) on shares redeemed	64,353	23,502	61,735,316	1,546,058	(5,199)
Net change in unrealized appreciation (depreciation) on investments	138,263	253,734	7,149,215	(1,774,000)	12,850
NET GAIN (LOSS) ON INVESTMENTS	414,859	277,236	68,884,531	(227,942)	7,651

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$392,764	$274,297	$63,195,880	$(1,001,436)	$7,354

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$550,621	$417,467	$54,457,490	$1,313,627,495	$1,844,920,582
Net Assets	$550,621	$417,467	$54,457,490	$1,313,627,495	$1,844,920,582

NET ASSETS, representing:
Accumulation units	$550,621	$417,467	$54,457,490	$1,313,627,495	$1,844,920,582
	$550,621	$417,467	$54,457,490	$1,313,627,495	$1,844,920,582

Units outstanding	63,391	9,327	4,589,319	69,769,471	118,258,265

Portfolio shares held	12,600	28,284	3,640,207	53,903,467	100,980,875
Portfolio net asset value per share	$43.70	$14.76	$14.96	$24.37	$18.27
Investment in portfolio shares, at cost	$343,444	$273,771	$53,992,001	$851,957,298	$1,273,279,575

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,911	7,282	583,572	11,949,843	27,208,129
NET INVESTMENT INCOME (LOSS)	(10,911)	(7,282)	(583,572)	(11,949,843)	(27,208,129)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	70,522	44,475	—	—	—
Net realized gain (loss) on shares redeemed	123,614	23,356	134,728	75,223,593	107,938,104
Net change in unrealized appreciation (depreciation) on investments	(94,220)	(34,102)	(439,496)	110,183,893	97,587,539
NET GAIN (LOSS) ON INVESTMENTS	99,916	33,729	(304,768)	185,407,486	205,525,643

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$89,005	$26,447	$(888,340)	$173,457,643	$178,317,514

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
ASSETS
Investment in the portfolios, at fair value	$998,904	$436,421,130	$4,648,931	$965,447,633	$9,797,068
Net Assets	$998,904	$436,421,130	$4,648,931	$965,447,633	$9,797,068

NET ASSETS, representing:
Accumulation units	$998,904	$436,421,130	$4,648,931	$965,447,633	$9,797,068
	$998,904	$436,421,130	$4,648,931	$965,447,633	$9,797,068

Units outstanding	26,745	35,739,000	448,105	51,267,016	847,320

Portfolio shares held	28,573	31,150,687	365,770	43,923,914	769,605
Portfolio net asset value per share	$34.96	$14.01	$12.71	$21.98	$12.73
Investment in portfolio shares, at cost	$614,214	$403,238,752	$4,268,828	$654,367,239	$8,951,401

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$2,944	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	18,870	5,231,892	81,173	13,288,280	78,614
NET INVESTMENT INCOME (LOSS)	(15,926)	(5,231,892)	(81,173)	(13,288,280)	(78,614)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	59,033	—	—	—	—
Net realized gain (loss) on shares redeemed	130,501	7,905,241	205,885	44,616,529	227,549
Net change in unrealized appreciation (depreciation) on investments	58,690	(13,896,346)	(279,446)	85,379,713	(532,815)
NET GAIN (LOSS) ON INVESTMENTS	248,224	(5,991,105)	(73,561)	129,996,242	(305,266)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$232,298	$(11,222,997)	$(154,734)	$116,707,962	$(383,880)
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
ASSETS
Investment in the portfolios, at fair value	$260,459,857	$345,533	$201,162,567	$14,674,470,572	$314,091,313
Net Assets	$260,459,857	$345,533	$201,162,567	$14,674,470,572	$314,091,313

NET ASSETS, representing:
Accumulation units	$260,459,857	$345,533	$201,162,567	$14,674,470,572	$314,091,313
	$260,459,857	$345,533	$201,162,567	$14,674,470,572	$314,091,313

Units outstanding	10,358,241	32,967	8,130,417	1,120,446,834	12,893,267

Portfolio shares held	8,581,873	27,911	6,900,946	945,520,011	10,224,327
Portfolio net asset value per share	$30.35	$12.38	$29.15	$15.52	$30.72
Investment in portfolio shares, at cost	$173,770,536	$315,279	$130,143,178	$10,808,589,059	$283,294,753

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,078,906	11,838	2,415,757	290,337,981	1,062,197
NET INVESTMENT INCOME (LOSS)	(3,078,906)	(11,838)	(2,415,757)	(290,337,981)	(1,062,197)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,449,541	39,054	14,103,981	339,618,970	2,456,127
Net change in unrealized appreciation (depreciation) on investments	39,106,123	(53,913)	30,505,140	(420,130,547)	23,064,601
NET GAIN (LOSS) ON INVESTMENTS	55,555,664	(14,859)	44,609,121	(80,511,577)	25,520,728

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$52,476,758	$(26,697)	$42,193,364	$(370,849,558)	$24,458,531

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,085,129	$3,331,254,832	$151,350,101	$113,957,589	$586,820,488
Net Assets	$1,085,129	$3,331,254,832	$151,350,101	$113,957,589	$586,820,488

NET ASSETS, representing:
Accumulation units	$1,085,129	$3,331,254,832	$151,350,101	$113,957,589	$586,820,488
	$1,085,129	$3,331,254,832	$151,350,101	$113,957,589	$586,820,488

Units outstanding	90,986	178,471,279	8,555,772	7,088,553	36,912,856

Portfolio shares held	75,883	159,849,080	7,725,886	6,471,186	33,475,213
Portfolio net asset value per share	$14.30	$20.84	$19.59	$17.61	$17.53
Investment in portfolio shares, at cost	$1,054,072	$2,159,534,110	$99,102,923	$79,329,871	$389,994,309

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,858	45,589,621	916,465	672,754	7,697,735
NET INVESTMENT INCOME (LOSS)	(27,858)	(45,589,621)	(916,465)	(672,754)	(7,697,735)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	79,810	75,236,796	5,126,572	3,342,380	11,214,661
Net change in unrealized appreciation (depreciation) on investments	(124,738)	398,579,816	13,231,977	10,637,351	93,550,079
NET GAIN (LOSS) ON INVESTMENTS	(44,928)	473,816,612	18,358,549	13,979,731	104,764,740

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(72,786)	$428,226,991	$17,442,084	$13,306,977	$97,067,005

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$4,005,501	$198,008,714	$11,429,923	$68,722,909	$22,942,014
Net Assets	$4,005,501	$198,008,714	$11,429,923	$68,722,909	$22,942,014

NET ASSETS, representing:
Accumulation units	$4,005,501	$198,008,714	$11,429,923	$68,722,909	$22,942,014
	$4,005,501	$198,008,714	$11,429,923	$68,722,909	$22,942,014

Units outstanding	377,506	18,812,282	861,550	4,483,136	1,677,993

Portfolio shares held	326,713	16,310,438	757,952	4,779,062	1,934,402
Portfolio net asset value per share	$12.26	$12.14	$15.08	$14.38	$11.86
Investment in portfolio shares, at cost	$3,780,779	$198,737,871	$9,052,701	$69,261,319	$20,442,801

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$564,674	$587,255

EXPENSES
Charges for mortality and expense risk, and
for administration	124,366	2,148,730	63,156	404,679	137,894
NET INVESTMENT INCOME (LOSS)	(124,366)	(2,148,730)	(63,156)	159,995	449,361

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	11,408,319	75,120
Net realized gain (loss) on shares redeemed	372,051	(96,145)	157,011	774,255	183,451
Net change in unrealized appreciation (depreciation) on investments	(623,429)	(2,754,127)	1,073,808	(8,559,950)	893,777
NET GAIN (LOSS) ON INVESTMENTS	(251,378)	(2,850,272)	1,230,819	3,622,624	1,152,348

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(375,744)	$(4,999,002)	$1,167,663	$3,782,619	$1,601,709

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,992,554	$4,581,088	$20,083,462	$22,568	$1,349,107,486
Net Assets	$7,992,554	$4,581,088	$20,083,462	$22,568	$1,349,107,486

NET ASSETS, representing:
Accumulation units	$7,992,554	$4,581,088	$20,083,462	$22,568	$1,349,107,486
	$7,992,554	$4,581,088	$20,083,462	$22,568	$1,349,107,486

Units outstanding	749,050	344,614	1,810,444	2,003	86,526,369

Portfolio shares held	663,282	339,591	1,640,806	1,839	82,514,219
Portfolio net asset value per share	$12.05	$13.49	$12.24	$12.27	$16.35
Investment in portfolio shares, at cost	$7,908,633	$3,888,007	$20,216,689	$21,281	$887,657,973

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$49,479	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	190,350	89,623	202,753	480	16,744,609
NET INVESTMENT INCOME (LOSS)	(190,350)	(40,144)	(202,753)	(480)	(16,744,609)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,806	478,083	(15,760)	(205)	19,389,312
Net change in unrealized appreciation (depreciation) on investments	(531,853)	(832,029)	(133,234)	(820)	158,693,987
NET GAIN (LOSS) ON INVESTMENTS	(449,047)	(353,946)	(148,994)	(1,025)	178,083,299

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(639,397)	$(394,090)	$(351,747)	$(1,505)	$161,338,690

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,743,120	$319,146,188	$222,559,618	$3,426,601	$2,962,313
Net Assets	$17,743,120	$319,146,188	$222,559,618	$3,426,601	$2,962,313

NET ASSETS, representing:
Accumulation units	$17,743,120	$319,146,188	$222,559,618	$3,426,601	$2,962,313
	$17,743,120	$319,146,188	$222,559,618	$3,426,601	$2,962,313

Units outstanding	1,495,678	19,591,941	15,006,354	326,656	281,446

Portfolio shares held	1,413,794	18,806,493	14,442,545	317,572	273,528
Portfolio net asset value per share	$12.55	$16.97	$15.41	$10.79	$10.83
Investment in portfolio shares, at cost	$17,554,170	$216,862,696	$162,628,112	$3,375,123	$2,908,516

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	568,844	4,087,242	2,746,076	41,960	36,142
NET INVESTMENT INCOME (LOSS)	(568,844)	(4,087,242)	(2,746,076)	(41,960)	(36,142)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	211,475	3,033,611	2,551,898	3,813	1,667
Net change in unrealized appreciation (depreciation) on investments	(1,988,770)	41,681,336	21,143,218	(46,563)	(31,292)
NET GAIN (LOSS) ON INVESTMENTS	(1,777,295)	44,714,947	23,695,116	(42,750)	(29,625)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,346,139)	$40,627,705	$20,949,040	$(84,710)	$(65,767)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
ASSETS
Investment in the portfolios, at fair value	$4,671,513	$6,485,684	$4,000,129	$—	$38,422,746
Net Assets	$4,671,513	$6,485,684	$4,000,129	$—	$38,422,746

NET ASSETS, representing:
Accumulation units	$4,671,513	$6,485,684	$4,000,129	$—	$38,422,746
	$4,671,513	$6,485,684	$4,000,129	$—	$38,422,746

Units outstanding	444,136	614,244	373,343	—	3,709,214

Portfolio shares held	431,748	596,659	362,988	—	3,564,262
Portfolio net asset value per share	$10.82	$10.87	$11.02	$—	$10.78
Investment in portfolio shares, at cost	$4,613,656	$6,330,931	$3,971,501	$—	$38,963,232

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	56,012	80,041	47,193	113,647	1,209,269
NET INVESTMENT INCOME (LOSS)	(56,012)	(80,041)	(47,193)	(113,647)	(1,209,269)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,531	5,888	(549)	3,442,084	(2,282,025)
Net change in unrealized appreciation (depreciation) on investments	(40,867)	(55,762)	(57,462)	(2,089,351)	71,697
NET GAIN (LOSS) ON INVESTMENTS	(39,336)	(49,874)	(58,011)	1,352,733	(2,210,328)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(95,348)	$(129,915)	$(105,204)	$1,239,086	$(3,419,597)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$735,572	$673,822	$77,621	$452,289	$367,976
Net Assets	$735,572	$673,822	$77,621	$452,289	$367,976

NET ASSETS, representing:
Accumulation units	$735,572	$673,822	$77,621	$452,289	$367,976
	$735,572	$673,822	$77,621	$452,289	$367,976

Units outstanding	47,624	39,502	4,769	42,964	26,050

Portfolio shares held	13,534	8,502	758	33,879	15,793
Portfolio net asset value per share	$54.35	$79.25	$102.43	$13.35	$23.30
Investment in portfolio shares, at cost	$763,102	$679,669	$76,774	$467,319	$434,089

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$13	$—	$—	$7,679	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	632	1,542	221	791	764
NET INVESTMENT INCOME (LOSS)	(619)	(1,542)	(221)	6,888	(764)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	55,184	30,096	9,711	7,907	50,759
Net realized gain (loss) on shares redeemed	339	1,372	9	(58)	(600)
Net change in unrealized appreciation (depreciation) on investments	(27,750)	(12,494)	(294)	(14,877)	(66,489)
NET GAIN (LOSS) ON INVESTMENTS	27,773	18,974	9,426	(7,028)	(16,330)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$27,154	$17,432	$9,205	$(140)	$(17,094)

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,225,060	$375,979	$515,482	$324,387	$1,225,689
Net Assets	$1,225,060	$375,979	$515,482	$324,387	$1,225,689

NET ASSETS, representing:
Accumulation units	$1,225,060	$375,979	$515,482	$324,387	$1,225,689
	$1,225,060	$375,979	$515,482	$324,387	$1,225,689

Units outstanding	100,171	36,166	35,631	32,226	87,426

Portfolio shares held	44,099	27,585	7,874	15,229	41,577
Portfolio net asset value per share	$27.78	$13.63	$65.47	$21.30	$29.48
Investment in portfolio shares, at cost	$1,146,783	$386,278	$461,839	$327,723	$1,137,643

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$21,307	$9,330	$722	$1,140	$775

EXPENSES
Charges for mortality and expense risk, and
for administration	4,461	803	1,875	985	3,891
NET INVESTMENT INCOME (LOSS)	16,846	8,527	(1,153)	155	(3,116)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	56,753	25	2,157	850	4,625
Net realized gain (loss) on shares redeemed	2,092	(450)	2,509	(63)	1,030
Net change in unrealized appreciation (depreciation) on investments	66,701	(11,092)	50,245	(3,340)	87,922
NET GAIN (LOSS) ON INVESTMENTS	125,546	(11,517)	54,911	(2,553)	93,577

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$142,392	$(2,990)	$53,758	$(2,398)	$90,461

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$975,438	$1,117,999	$1,297,392	$1,442,600	$2,202,773
Net Assets	$975,438	$1,117,999	$1,297,392	$1,442,600	$2,202,773

NET ASSETS, representing:
Accumulation units	$975,438	$1,117,999	$1,297,392	$1,442,600	$2,202,773
	$975,438	$1,117,999	$1,297,392	$1,442,600	$2,202,773

Units outstanding	79,465	110,043	107,031	100,088	173,753

Portfolio shares held	58,903	91,489	53,545	25,335	77,535
Portfolio net asset value per share	$16.56	$12.22	$24.23	$56.94	$28.41
Investment in portfolio shares, at cost	$860,739	$1,117,586	$1,298,072	$1,278,901	$2,095,835

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$1,113	$1,163	$3,232	$3,289	$1,193

EXPENSES
Charges for mortality and expense risk, and
for administration	2,749	2,863	4,421	6,260	6,266
NET INVESTMENT INCOME (LOSS)	(1,636)	(1,700)	(1,189)	(2,971)	(5,073)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,472	466	1,539	14,116	3,311
Net realized gain (loss) on shares redeemed	1,699	57	47	2,541	501
Net change in unrealized appreciation (depreciation) on investments	114,359	338	(3,767)	153,926	105,062
NET GAIN (LOSS) ON INVESTMENTS	117,530	861	(2,181)	170,583	108,874

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$115,894	$(839)	$(3,370)	$167,612	$103,801

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
ASSETS
Investment in the portfolios, at fair value	$454,936	$472,047	$167,364	$432,865	$834,507
Net Assets	$454,936	$472,047	$167,364	$432,865	$834,507

NET ASSETS, representing:
Accumulation units	$454,936	$472,047	$167,364	$432,865	$834,507
	$454,936	$472,047	$167,364	$432,865	$834,507

Units outstanding	39,817	30,854	15,684	35,762	81,592

Portfolio shares held	15,907	12,335	20,765	12,773	77,413
Portfolio net asset value per share	$28.60	$38.27	$8.06	$33.89	$10.78
Investment in portfolio shares, at cost	$443,406	$438,092	$164,288	$420,754	$842,403

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$1,165	$55	$255	$2,728	$3,075

EXPENSES
Charges for mortality and expense risk, and
for administration	1,803	2,322	590	2,238	3,171
NET INVESTMENT INCOME (LOSS)	(638)	(2,267)	(335)	490	(96)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,600	14,416	—	6,610	755
Net realized gain (loss) on shares redeemed	150	663	47	10,321	(62)
Net change in unrealized appreciation (depreciation) on investments	7,588	32,393	3,024	9,730	(8,042)
NET GAIN (LOSS) ON INVESTMENTS	10,338	47,472	3,071	26,661	(7,349)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,700	$45,205	$2,736	$27,151	$(7,445)

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$5,504,419	$884,277	$515,977	$2,203,313	$1,880,270
Net Assets	$5,504,419	$884,277	$515,977	$2,203,313	$1,880,270

NET ASSETS, representing:
Accumulation units	$5,504,419	$884,277	$515,977	$2,203,313	$1,880,270
	$5,504,419	$884,277	$515,977	$2,203,313	$1,880,270

Units outstanding	439,144	64,835	48,816	130,896	137,978

Portfolio shares held	189,285	48,882	46,028	17,270	27,918
Portfolio net asset value per share	$29.08	$18.09	$11.21	$127.58	$67.35
Investment in portfolio shares, at cost	$5,377,244	$824,993	$531,205	$2,090,529	$1,730,321

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$79,457	$5,545	$7,466	$7,955	$20,979

EXPENSES
Charges for mortality and expense risk, and
for administration	18,817	2,256	2,018	9,557	7,676
NET INVESTMENT INCOME (LOSS)	60,640	3,289	5,448	(1,602)	13,303

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	36,149	—	11,498	112,174	10,461
Net realized gain (loss) on shares redeemed	1,513	957	(112)	4,541	72
Net change in unrealized appreciation (depreciation) on investments	124,071	59,150	(15,127)	94,873	149,451
NET GAIN (LOSS) ON INVESTMENTS	161,733	60,107	(3,741)	211,588	159,984

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$222,373	$63,396	$1,707	$209,986	$173,287

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$357,546	$535,169	$391,068	$2,837,685	$1,257,886
Net Assets	$357,546	$535,169	$391,068	$2,837,685	$1,257,886

NET ASSETS, representing:
Accumulation units	$357,546	$535,169	$391,068	$2,837,685	$1,257,886
	$357,546	$535,169	$391,068	$2,837,685	$1,257,886

Units outstanding	33,599	42,297	25,027	227,482	100,137

Portfolio shares held	30,638	38,254	38,378	233,171	70,707
Portfolio net asset value per share	$11.67	$13.99	$10.19	$12.17	$17.79
Investment in portfolio shares, at cost	$386,007	$529,939	$436,576	$3,057,298	$1,420,907

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$5,359	$6,397	$—	$30,414	$10,996

EXPENSES
Charges for mortality and expense risk, and
for administration	1,965	1,091	849	5,605	3,475
NET INVESTMENT INCOME (LOSS)	3,394	5,306	(849)	24,809	7,521

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	26,776	69,071	66,969	341,437	170,491
Net realized gain (loss) on shares redeemed	(376)	896	404	1,233	(416)
Net change in unrealized appreciation (depreciation) on investments	(28,283)	(6,777)	(45,299)	(228,922)	(163,610)
NET GAIN (LOSS) ON INVESTMENTS	(1,883)	63,190	22,074	113,748	6,465

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,511	$68,496	$21,225	$138,557	$13,986

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$500,230	$787,903	$620,379	$302,289	$4,307,895
Net Assets	$500,230	$787,903	$620,379	$302,289	$4,307,895

NET ASSETS, representing:
Accumulation units	$500,230	$787,903	$620,379	$302,289	$4,307,895
	$500,230	$787,903	$620,379	$302,289	$4,307,895

Units outstanding	50,707	79,807	49,382	20,248	311,783

Portfolio shares held	47,915	77,397	18,731	12,825	170,340
Portfolio net asset value per share	$10.44	$10.18	$33.12	$23.57	$25.29
Investment in portfolio shares, at cost	$509,933	$789,503	$593,727	$299,811	$3,992,978

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$3,734	$50	$9,728	$3,414	$30,317

EXPENSES
Charges for mortality and expense risk, and
for administration	2,055	3,578	2,602	785	12,171
NET INVESTMENT INCOME (LOSS)	1,679	(3,528)	7,126	2,629	18,146

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	49	—	—	17,145	96,490
Net realized gain (loss) on shares redeemed	(6)	(6)	40	147	1,717
Net change in unrealized appreciation (depreciation) on investments	(9,726)	(1,549)	26,976	2,465	309,586
NET GAIN (LOSS) ON INVESTMENTS	(9,683)	(1,555)	27,016	19,757	407,793

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,004)	$(5,083)	$34,142	$22,386	$425,939

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$111,514	$419,546	$987,633	$100,666	$414,798
Net Assets	$111,514	$419,546	$987,633	$100,666	$414,798

NET ASSETS, representing:
Accumulation units	$111,514	$419,546	$987,633	$100,666	$414,798
	$111,514	$419,546	$987,633	$100,666	$414,798

Units outstanding	7,228	29,067	76,444	7,602	38,800

Portfolio shares held	2,835	20,586	78,508	6,363	41,899
Portfolio net asset value per share	$39.33	$20.38	$12.58	$15.82	$9.90
Investment in portfolio shares, at cost	$106,724	$325,639	$1,150,592	$98,346	$416,375

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$1,574	$20,300	$879	$9,349

EXPENSES
Charges for mortality and expense risk, and
for administration	147	982	1,901	112	723
NET INVESTMENT INCOME (LOSS)	(147)	592	18,399	767	8,626

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,126	7,153	74,657	413	—
Net realized gain (loss) on shares redeemed	48	964	(538)	24	37
Net change in unrealized appreciation (depreciation) on investments	4,789	56,353	(163,161)	2,321	(1,351)
NET GAIN (LOSS) ON INVESTMENTS	5,963	64,470	(89,042)	2,758	(1,314)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,816	$65,062	$(70,643)	$3,525	$7,312

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$248,436	$43,377	$557,724	$582,120	$90,009
Net Assets	$248,436	$43,377	$557,724	$582,120	$90,009

NET ASSETS, representing:
Accumulation units	$248,436	$43,377	$557,724	$582,120	$90,009
	$248,436	$43,377	$557,724	$582,120	$90,009

Units outstanding	19,116	3,450	42,091	40,222	8,280

Portfolio shares held	6,203	1,851	22,886	14,139	7,667
Portfolio net asset value per share	$40.05	$23.44	$24.37	$41.17	$11.74
Investment in portfolio shares, at cost	$236,788	$42,851	$540,827	$551,279	$92,784

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$14	$—	$—	$3,337	$2,224

EXPENSES
Charges for mortality and expense risk, and
for administration	610	100	1,283	1,298	149
NET INVESTMENT INCOME (LOSS)	(596)	(100)	(1,283)	2,039	2,075

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,588	3,059	17,269	86,489	1,236
Net realized gain (loss) on shares redeemed	182	16	324	971	(5)
Net change in unrealized appreciation (depreciation) on investments	11,666	412	13,871	3,122	(2,565)
NET GAIN (LOSS) ON INVESTMENTS	13,436	3,487	31,464	90,582	(1,334)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,840	$3,387	$30,181	$92,621	$741

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$421,124	$17,576	$238,599	$913,076	$2,371,869
Net Assets	$421,124	$17,576	$238,599	$913,076	$2,371,869

NET ASSETS, representing:
Accumulation units	$421,124	$17,576	$238,599	$913,076	$2,371,869
	$421,124	$17,576	$238,599	$913,076	$2,371,869

Units outstanding	22,002	1,622	16,687	59,681	228,607

Portfolio shares held	11,813	845	8,141	25,140	398,634
Portfolio net asset value per share	$35.65	$20.80	$29.31	$36.32	$5.95
Investment in portfolio shares, at cost	$368,144	$15,742	$230,076	$957,805	$2,443,230

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$291	$39	$—	$60,796

EXPENSES
Charges for mortality and expense risk, and
for administration	930	17	599	2,023	4,495
NET INVESTMENT INCOME (LOSS)	(930)	274	(560)	(2,023)	56,301

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	16,153	—	24,044	100,312	—
Net realized gain (loss) on shares redeemed	3,084	35	158	122	(165)
Net change in unrealized appreciation (depreciation) on investments	52,423	1,834	7,520	(57,657)	(70,996)
NET GAIN (LOSS) ON INVESTMENTS	71,660	1,869	31,722	42,777	(71,161)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$70,730	$2,143	$31,162	$40,754	$(14,860)

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$72,809	$599,987	$223,059	$35,310	$2,399,482
Net Assets	$72,809	$599,987	$223,059	$35,310	$2,399,482

NET ASSETS, representing:
Accumulation units	$72,809	$599,987	$223,059	$35,310	$2,399,482
	$72,809	$599,987	$223,059	$35,310	$2,399,482

Units outstanding	6,847	41,421	17,009	2,392	164,292

Portfolio shares held	10,126	51,193	5,929	1,281	144,984
Portfolio net asset value per share	$7.19	$11.72	$37.62	$27.57	$16.55
Investment in portfolio shares, at cost	$75,280	$614,195	$211,539	$33,315	$2,297,454

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$3,270	$—	$498	$79	$7,732

EXPENSES
Charges for mortality and expense risk, and
for administration	284	704	545	135	9,858
NET INVESTMENT INCOME (LOSS)	2,986	(704)	(47)	(56)	(2,126)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	48,010	3,905	4,196	82,232
Net realized gain (loss) on shares redeemed	5	(2,390)	124	39	16,142
Net change in unrealized appreciation (depreciation) on investments	(2,556)	(16,402)	8,410	1,954	31,982
NET GAIN (LOSS) ON INVESTMENTS	(2,551)	29,218	12,439	6,189	130,356

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$435	$28,514	$12,392	$6,133	$128,230

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$846,364	$13,672,705	$519,695	$7,817,408	$3,508,343
Net Assets	$846,364	$13,672,705	$519,695	$7,817,408	$3,508,343

NET ASSETS, representing:
Accumulation units	$846,364	$13,672,705	$519,695	$7,817,408	$3,508,343
	$846,364	$13,672,705	$519,695	$7,817,408	$3,508,343

Units outstanding	50,017	829,409	31,734	466,857	207,518

Portfolio shares held	31,266	436,967	11,819	749,512	176,832
Portfolio net asset value per share	$27.07	$31.29	$43.97	$10.43	$19.84
Investment in portfolio shares, at cost	$769,197	$12,422,977	$448,768	$8,023,751	$3,905,711

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$217	$—	$1,572	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,602	60,739	2,036	31,457	14,562
NET INVESTMENT INCOME (LOSS)	(3,385)	(60,739)	(464)	(31,457)	(14,562)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	89,870	634,300	12,034	1,346,701	530,339
Net realized gain (loss) on shares redeemed	3,684	224,418	5,509	36,662	33,465
Net change in unrealized appreciation (depreciation) on investments	43,820	406,155	52,543	(598,853)	(611,088)
NET GAIN (LOSS) ON INVESTMENTS	137,374	1,264,873	70,086	784,510	(47,284)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$133,989	$1,204,134	$69,622	$753,053	$(61,846)

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$493,848	$11,111,830	$6,940,678	$4,054,076	$5,777,041
Net Assets	$493,848	$11,111,830	$6,940,678	$4,054,076	$5,777,041

NET ASSETS, representing:
Accumulation units	$493,848	$11,111,830	$6,940,678	$4,054,076	$5,777,041
	$493,848	$11,111,830	$6,940,678	$4,054,076	$5,777,041

Units outstanding	30,747	1,052,694	511,211	294,706	414,608

Portfolio shares held	13,023	831,102	255,360	107,879	110,018
Portfolio net asset value per share	$37.92	$13.37	$27.18	$37.58	$52.51
Investment in portfolio shares, at cost	$435,286	$11,355,601	$6,483,551	$3,660,754	$5,498,959

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$1,339	$249,095	$96,510	$47,627	$483

EXPENSES
Charges for mortality and expense risk, and
for administration	2,268	53,297	31,234	16,406	18,496
NET INVESTMENT INCOME (LOSS)	(929)	195,798	65,276	31,221	(18,013)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,106	740	292,722	107,349	517,324
Net realized gain (loss) on shares redeemed	7,024	(27,216)	51,620	29,836	38,977
Net change in unrealized appreciation (depreciation) on investments	43,915	(305,862)	200,212	245,721	211,870
NET GAIN (LOSS) ON INVESTMENTS	74,045	(332,338)	544,554	382,906	768,171

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,116	$(136,540)	$609,830	$414,127	$750,158

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$25,282,915	$5,754,294	$6,066,765	$3,641,090	$2,052,229
Net Assets	$25,282,915	$5,754,294	$6,066,765	$3,641,090	$2,052,229

NET ASSETS, representing:
Accumulation units	$25,282,915	$5,754,294	$6,066,765	$3,641,090	$2,052,229
	$25,282,915	$5,754,294	$6,066,765	$3,641,090	$2,052,229

Units outstanding	2,036,131	407,780	605,851	281,856	155,681

Portfolio shares held	885,256	324,918	551,023	201,834	62,264
Portfolio net asset value per share	$28.56	$17.71	$11.01	$18.04	$32.96
Investment in portfolio shares, at cost	$23,778,070	$5,008,847	$6,297,524	$3,428,282	$2,061,345

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$302,858	$59,161	$69,843	$47,903	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	110,563	17,497	24,419	11,485	7,107
NET INVESTMENT INCOME (LOSS)	192,295	41,664	45,424	36,418	(7,107)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	530,355	—	184,142	42,867	29,166
Net realized gain (loss) on shares redeemed	129,141	20,300	(15,119)	5,615	4,755
Net change in unrealized appreciation (depreciation) on investments	1,267,454	689,856	(231,961)	148,097	(44,377)
NET GAIN (LOSS) ON INVESTMENTS	1,926,950	710,156	(62,938)	196,579	(10,456)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,119,245	$751,820	$(17,514)	$232,997	$(17,563)

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$13,257,377	$5,227,609	$1,785,946	$2,725,287	$4,092,865
Net Assets	$13,257,377	$5,227,609	$1,785,946	$2,725,287	$4,092,865

NET ASSETS, representing:
Accumulation units	$13,257,377	$5,227,609	$1,785,946	$2,725,287	$4,092,865
	$13,257,377	$5,227,609	$1,785,946	$2,725,287	$4,092,865

Units outstanding	894,838	383,812	152,348	219,595	286,306

Portfolio shares held	107,096	79,726	80,051	87,237	180,461
Portfolio net asset value per share	$123.79	$65.57	$22.31	$31.24	$22.68
Investment in portfolio shares, at cost	$12,551,914	$4,725,702	$1,868,403	$2,737,093	$5,143,360

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$4,358	$37,819	$42,005	$16,011	$2,310

EXPENSES
Charges for mortality and expense risk, and
for administration	44,647	15,686	5,956	10,744	15,434
NET INVESTMENT INCOME (LOSS)	(40,289)	22,133	36,049	5,267	(13,124)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	950,104	23,715	—	61,429	1,613,567
Net realized gain (loss) on shares redeemed	29,636	35,278	(3,101)	1,724	14,294
Net change in unrealized appreciation (depreciation) on investments	446,600	432,276	(107,958)	(54,706)	(1,048,017)
NET GAIN (LOSS) ON INVESTMENTS	1,426,340	491,269	(111,059)	8,447	579,844

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,386,051	$513,402	$(75,010)	$13,714	$566,720

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$1,269,520	$1,116,222	$2,228,460	$2,807,284	$2,121,414
Net Assets	$1,269,520	$1,116,222	$2,228,460	$2,807,284	$2,121,414

NET ASSETS, representing:
Accumulation units	$1,269,520	$1,116,222	$2,228,460	$2,807,284	$2,121,414
	$1,269,520	$1,116,222	$2,228,460	$2,807,284	$2,121,414

Units outstanding	89,785	80,451	159,754	208,337	158,783

Portfolio shares held	124,953	80,710	227,394	231,242	100,114
Portfolio net asset value per share	$10.16	$13.83	$9.80	$12.14	$21.19
Investment in portfolio shares, at cost	$1,329,255	$1,220,365	$2,478,923	$2,902,971	$2,224,455

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$16,404	$12,038	$—	$25,241	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,753	4,249	5,882	11,077	7,047
NET INVESTMENT INCOME (LOSS)	11,651	7,789	(5,882)	14,164	(7,047)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	198,790	156,567	397,389	333,549	289,943
Net realized gain (loss) on shares redeemed	26,318	9,106	9,198	26,823	31,870
Net change in unrealized appreciation (depreciation) on investments	(75,275)	(104,356)	(248,324)	(126,620)	(110,321)
NET GAIN (LOSS) ON INVESTMENTS	149,833	61,317	158,263	233,752	211,492

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$161,484	$69,106	$152,381	$247,916	$204,445

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$18,795,547	$11,832,036	$7,523,807	$40,391,340	$160,458
Net Assets	$18,795,547	$11,832,036	$7,523,807	$40,391,340	$160,458

NET ASSETS, representing:
Accumulation units	$18,795,547	$11,832,036	$7,523,807	$40,391,340	$160,458
	$18,795,547	$11,832,036	$7,523,807	$40,391,340	$160,458

Units outstanding	1,434,524	860,817	623,090	4,353,333	15,088

Portfolio shares held	766,539	152,435	188,614	4,265,189	2,829
Portfolio net asset value per share	$24.52	$77.62	$39.89	$9.47	$56.72
Investment in portfolio shares, at cost	$17,763,065	$11,577,212	$7,179,910	$40,364,351	$155,184

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/4/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$103,277	$—	$1,800	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	65,807	41,088	30,871	237,969	394
NET INVESTMENT INCOME (LOSS)	37,470	(41,088)	(29,071)	(237,969)	(394)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	683,852	549,612	210,299	—	—
Net realized gain (loss) on shares redeemed	100,477	119,069	1,576	(1,869)	28
Net change in unrealized appreciation (depreciation) on investments	862,547	(58,853)	285,886	26,989	5,274
NET GAIN (LOSS) ON INVESTMENTS	1,646,876	609,828	497,761	25,120	5,302

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,684,346	$568,740	$468,690	$(212,849)	$4,908

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$498,377	$647,475	$1,829,289	$1,590,509	$221,978
Net Assets	$498,377	$647,475	$1,829,289	$1,590,509	$221,978

NET ASSETS, representing:
Accumulation units	$498,377	$647,475	$1,829,289	$1,590,509	$221,978
	$498,377	$647,475	$1,829,289	$1,590,509	$221,978

Units outstanding	48,667	58,884	170,409	147,565	22,520

Portfolio shares held	16,287	18,910	46,194	36,099	15,822
Portfolio net asset value per share	$30.60	$34.24	$39.60	$44.06	$14.03
Investment in portfolio shares, at cost	$499,084	$637,874	$1,769,498	$1,534,828	$224,609

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	592	819	3,059	2,580	424
NET INVESTMENT INCOME (LOSS)	(592)	(819)	(3,059)	(2,580)	(424)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(20)	752	192	129	(15)
Net change in unrealized appreciation (depreciation) on investments	(707)	9,601	59,791	55,681	(2,631)
NET GAIN (LOSS) ON INVESTMENTS	(727)	10,353	59,983	55,810	(2,646)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,319)	$9,534	$56,924	$53,230	$(3,070)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$4,280,238	$453,911	$396,848	$3,714,675	$774,377
Net Assets	$4,280,238	$453,911	$396,848	$3,714,675	$774,377

NET ASSETS, representing:
Accumulation units	$4,280,238	$453,911	$396,848	$3,714,675	$774,377
	$4,280,238	$453,911	$396,848	$3,714,675	$774,377

Units outstanding	413,498	40,843	37,135	335,869	69,908

Portfolio shares held	642,678	4,636	6,828	25,160	16,282
Portfolio net asset value per share	$6.66	$97.92	$58.12	$147.64	$47.56
Investment in portfolio shares, at cost	$4,226,056	$445,379	$387,622	$3,588,841	$740,855

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,495	613	597	6,700	1,032
NET INVESTMENT INCOME (LOSS)	(6,495)	(613)	(597)	(6,700)	(1,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	240	822	3,274	5,689	518
Net change in unrealized appreciation (depreciation) on investments	54,183	8,532	9,226	125,834	33,522
NET GAIN (LOSS) ON INVESTMENTS	54,423	9,354	12,500	131,523	34,040

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$47,928	$8,741	$11,903	$124,823	$33,008

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$3,916,744	$4,902,733	$11,845,629	$255,068	$100,369
Net Assets	$3,916,744	$4,902,733	$11,845,629	$255,068	$100,369

NET ASSETS, representing:
Accumulation units	$3,916,744	$4,902,733	$11,845,629	$255,068	$100,369
	$3,916,744	$4,902,733	$11,845,629	$255,068	$100,369

Units outstanding	385,902	471,531	1,036,768	25,400	9,483

Portfolio shares held	250,431	81,387	105,520	18,154	19,118
Portfolio net asset value per share	$15.64	$60.24	$112.26	$14.05	$5.25
Investment in portfolio shares, at cost	$3,905,767	$4,766,215	$11,048,919	$257,049	$102,906

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)
	4/26/2021*	4/26/2021*	4/26/2021*	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$3,428

EXPENSES
Charges for mortality and expense risk, and
for administration	6,753	8,263	18,310	458	99
NET INVESTMENT INCOME (LOSS)	(6,753)	(8,263)	(18,310)	(458)	3,329

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	599	268	8,140	20	(4)
Net change in unrealized appreciation (depreciation) on investments	10,977	136,518	796,710	(1,981)	(2,537)
NET GAIN (LOSS) ON INVESTMENTS	11,576	136,786	804,850	(1,961)	(2,541)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,823	$128,523	$786,540	$(2,419)	$788

*Date subaccount became available for investment.
***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$699,760	$76,132	$834,462	$359,932	$764,674
Net Assets	$699,760	$76,132	$834,462	$359,932	$764,674

NET ASSETS, representing:
Accumulation units	$699,760	$76,132	$834,462	$359,932	$764,674
	$699,760	$76,132	$834,462	$359,932	$764,674

Units outstanding	50,231	6,814	65,567	26,165	53,856

Portfolio shares held	15,648	1,987	33,757	7,101	43,821
Portfolio net asset value per share	$44.72	$38.31	$24.72	$50.69	$17.45
Investment in portfolio shares, at cost	$666,338	$72,383	$758,685	$338,339	$702,546

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$2,256	$1,147	$7,435	$507	$1,242

EXPENSES
Charges for mortality and expense risk, and
for administration	1,242	159	1,410	1,483	2,794
NET INVESTMENT INCOME (LOSS)	1,014	988	6,025	(976)	(1,552)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,344	2,234	12,381	3,543	1,708
Net realized gain (loss) on shares redeemed	1,187	1	262	107	2,015
Net change in unrealized appreciation (depreciation) on investments	33,422	3,749	75,777	21,593	62,128
NET GAIN (LOSS) ON INVESTMENTS	45,953	5,984	88,420	25,243	65,851

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$46,967	$6,972	$94,445	$24,267	$64,299

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	Vanguard Equity Income Portfolio	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$430,712	$907,780	$321,542	$271,976	$341,852
Net Assets	$430,712	$907,780	$321,542	$271,976	$341,852

NET ASSETS, representing:
Accumulation units	$430,712	$907,780	$321,542	$271,976	$341,852
	$430,712	$907,780	$321,542	$271,976	$341,852

Units outstanding	34,050	61,141	32,717	18,582	22,281

Portfolio shares held	15,488	22,866	28,531	12,847	15,667
Portfolio net asset value per share	$27.81	$39.70	$11.27	$21.17	$21.82
Investment in portfolio shares, at cost	$402,166	$961,190	$322,078	$359,297	$342,579

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Equity Income Portfolio	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$140	$—	$3,369	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,367	3,577	1,161	449	792
NET INVESTMENT INCOME (LOSS)	(1,367)	(3,437)	(1,161)	2,920	(792)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,530	—	106,105	33,611
Net realized gain (loss) on shares redeemed	670	(143)	(2)	(87)	182
Net change in unrealized appreciation (depreciation) on investments	28,546	(53,410)	(536)	(87,321)	(727)
NET GAIN (LOSS) ON INVESTMENTS	29,216	(50,023)	(538)	18,697	33,066

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$27,849	$(53,460)	$(1,699)	$21,617	$32,274

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,587,871	$154,125	$273,447	$—	$25,909
Net Assets	$1,587,871	$154,125	$273,447	$—	$25,909

NET ASSETS, representing:
Accumulation units	$1,587,871	$154,125	$273,447	$—	$25,909
	$1,587,871	$154,125	$273,447	$—	$25,909

Units outstanding	127,183	12,035	22,789	—	1,880

Portfolio shares held	100,626	11,283	20,483	—	424
Portfolio net asset value per share	$15.78	$13.66	$13.35	$24.07	$61.10
Investment in portfolio shares, at cost	$1,587,706	$164,267	$281,585	$—	$26,453

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$22,457	$3,717	$10,738	$—	$152

EXPENSES
Charges for mortality and expense risk, and
for administration	7,321	594	819	5	10
NET INVESTMENT INCOME (LOSS)	15,136	3,123	9,919	(5)	142

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	50,345	10,024	—	—	761
Net realized gain (loss) on shares redeemed	137	104	21	517	(7)
Net change in unrealized appreciation (depreciation) on investments	165	(10,142)	(8,138)	—	(544)
NET GAIN (LOSS) ON INVESTMENTS	50,647	(14)	(8,117)	517	210

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$65,783	$3,109	$1,802	$512	$352

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$420,026	$106,855	$—	$88,847	$187,792
Net Assets	$420,026	$106,855	$—	$88,847	$187,792

NET ASSETS, representing:
Accumulation units	$420,026	$106,855	$—	$88,847	$187,792
	$420,026	$106,855	$—	$88,847	$187,792

Units outstanding	31,464	7,144	—	6,699	12,426

Portfolio shares held	16,394	2,472	—	5,595	5,592
Portfolio net asset value per share	$25.62	$43.22	$16.25	$15.88	$33.58
Investment in portfolio shares, at cost	$408,454	$102,467	$—	$93,578	$192,922

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$3,845	$—	$—	$3,558	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	688	255	25	324	285
NET INVESTMENT INCOME (LOSS)	3,157	(255)	(25)	3,234	(285)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	22,445	5,969	—	6,928	8,385
Net realized gain (loss) on shares redeemed	437	182	263	1,228	(63)
Net change in unrealized appreciation (depreciation) on investments	11,572	4,388	—	(4,730)	(5,130)
NET GAIN (LOSS) ON INVESTMENTS	34,454	10,539	263	3,426	3,192

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,611	$10,284	$238	$6,660	$2,907

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$303,778	$33,768,202
Net Assets	$303,778	$33,768,202

NET ASSETS, representing:
Accumulation units	$303,778	$33,768,202
	$303,778	$33,768,202

Units outstanding	19,408	3,375,315

Portfolio shares held	12,574	3,376,820
Portfolio net asset value per share	$24.16	$10.00
Investment in portfolio shares, at cost	$301,986	$33,768,202

STATEMENTS OF OPERATIONS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)
	10/1/2021*	10/1/2021*
	to	to
	12/31/2021	12/31/2021

INVESTMENT INCOME
Dividend income	$—	$23

EXPENSES
Charges for mortality and expense risk, and
for administration	132	—
NET INVESTMENT INCOME (LOSS)	(132)	23

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	—	—
Net change in unrealized appreciation (depreciation) on investments	1,793	—
NET GAIN (LOSS) ON INVESTMENTS	1,793	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,661	$23

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(971,431)	$(1,451,415)	$(2,575,327)	$(128,411)	$(150,768)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,689,441	20,746,422	742,110	958,632
Net change in unrealized appreciation (depreciation) on investments	—	(4,610,636)	12,287,708	727,457	412,391
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(971,431)	(2,372,610)	30,458,803	1,341,156	1,220,255

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,127,375	1,155,328	464,766	106,973	133,558
Annuity payments	(1,079,368)	(1,570,736)	(1,662,987)	(370,279)	(407,479)
Surrenders, withdrawals and death benefits	(19,744,229)	(13,934,351)	(21,282,812)	(702,160)	(1,205,307)
Net transfers between other subaccounts
or fixed rate option	3,173,100	4,911,769	(3,717,460)	47,085	180,358
Miscellaneous transactions	(25,810)	(890)	(46,831)	(1,234)	(945)
Other charges	(90,091)	(18,429)	(107,764)	—	(125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,360,977	(9,457,309)	(26,353,088)	(919,615)	(1,299,940)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,389,546	(11,829,919)	4,105,715	421,541	(79,685)

NET ASSETS
Beginning of period	75,654,592	111,320,805	173,976,894	9,056,660	11,080,749
End of period	$77,044,138	$99,490,886	$178,082,609	$9,478,201	$11,001,064

Beginning units	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339
Units issued	24,939,984	818,168	211,168	49,057	53,780
Units redeemed	(29,051,874)	(4,069,383)	(4,590,412)	(275,990)	(412,313)
Ending units	59,499,412	32,077,128	27,054,267	2,012,143	2,618,806
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,850,855)	$(1,662,059)	$(38,405)	$(5,594,608)	$(781,014)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,686,565	3,312,912	(48)	39,794,291	6,054,808
Net change in unrealized appreciation (depreciation) on investments	27,285,380	5,207,941	709,581	73,036,240	2,825,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	43,121,090	6,858,794	671,128	107,235,923	8,098,895

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	469,655	658,084	151,114	14,789,894	263,578
Annuity payments	(1,662,415)	(822,107)	(36,640)	(2,012,262)	(349,751)
Surrenders, withdrawals and death benefits	(24,576,013)	(15,003,450)	(281,368)	(47,353,270)	(7,291,095)
Net transfers between other subaccounts
or fixed rate option	(3,316,013)	2,415,231	35,031	(9,373,879)	(917,485)
Miscellaneous transactions	(41,175)	(1,754)	279	(68,008)	(6,524)
Other charges	(223,035)	(132,199)	(154)	(822,164)	(52,201)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,348,996)	(12,886,195)	(131,738)	(44,839,689)	(8,353,478)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,772,094	(6,027,401)	539,390	62,396,234	(254,583)

NET ASSETS
Beginning of period	176,782,100	112,671,816	2,772,381	418,550,482	52,146,074
End of period	$190,554,194	$106,644,415	$3,311,771	$480,946,716	$51,891,491

Beginning units	46,148,178	19,358,708	490,858	63,156,295	13,540,109
Units issued	526,556	437,485	21,650	2,326,489	207,521
Units redeemed	(7,223,815)	(2,660,631)	(63,547)	(10,598,285)	(2,287,659)
Ending units	39,450,919	17,135,562	448,961	54,884,499	11,459,971
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(5,361,790)	$(918,503)	$(144,883)	$79,803	$(483,200)
Capital gains distributions received	—	—	1,044,240	3,557,467	1,427,044
Net realized gain (loss) on shares redeemed	49,813,902	8,082,498	618,429	1,999,950	2,040,854
Net change in unrealized appreciation (depreciation) on investments	4,936,131	9,406,743	(1,432,367)	5,010,511	11,879,960
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	49,388,243	16,570,738	85,419	10,647,731	14,864,658

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,318,030	2,995,809	62,949	98,301	243,762
Annuity payments	(4,276,824)	(503,406)	(418,519)	(756,724)	(773,991)
Surrenders, withdrawals and death benefits	(41,736,234)	(7,284,858)	(1,908,135)	(5,697,481)	(8,215,335)
Net transfers between other subaccounts
or fixed rate option	(6,050,233)	(788,963)	(303,268)	(883,248)	(1,158,530)
Miscellaneous transactions	(4,825)	(8,468)	3,522	2,231	(6,283)
Other charges	(229,033)	(106,370)	(1,775)	(6,496)	(9,782)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,979,119)	(5,696,256)	(2,565,226)	(7,243,417)	(9,920,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,590,876)	10,874,482	(2,479,807)	3,404,314	4,944,499

NET ASSETS
Beginning of period	367,735,837	67,813,974	17,759,657	47,262,945	61,366,592
End of period	$366,144,961	$78,688,456	$15,279,850	$50,667,259	$66,311,091

Beginning units	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789
Units issued	628,393	718,295	100,024	149,995	82,476
Units redeemed	(6,361,512)	(1,467,442)	(1,107,759)	(1,574,030)	(2,329,656)
Ending units	38,460,268	7,399,505	6,393,649	9,163,403	13,690,609
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(791,979)	$(137,889)	$(145,978)	$(1,063,397)	$66,868
Capital gains distributions received	3,078,459	—	949,320	10,347,335	—
Net realized gain (loss) on shares redeemed	3,738,489	1,875,435	875,280	6,436,279	1,664,184
Net change in unrealized appreciation (depreciation) on investments	4,435,861	4,123,066	1,828,006	(668,909)	2,394,368
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,460,830	5,860,612	3,506,628	15,051,308	4,125,420

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	158,236	208,304	39,403	474,099	70,434
Annuity payments	(493,505)	(451,168)	(162,014)	(397,719)	(262,284)
Surrenders, withdrawals and death benefits	(6,666,897)	(5,446,734)	(1,542,228)	(9,206,650)	(2,463,466)
Net transfers between other subaccounts
or fixed rate option	(1,003,981)	(1,504,360)	(264,824)	(774,548)	(393,076)
Miscellaneous transactions	(5,686)	2,353	(1,457)	19,339	(4,397)
Other charges	(8,296)	(6,882)	(2,106)	(8,715)	(2,605)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,020,129)	(7,198,487)	(1,933,226)	(9,894,194)	(3,055,394)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,440,701	(1,337,875)	1,573,402	5,157,114	1,070,026

NET ASSETS
Beginning of period	60,007,018	50,513,383	15,961,095	74,028,048	18,931,328
End of period	$62,447,719	$49,175,508	$17,534,497	$79,185,162	$20,001,354

Beginning units	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300
Units issued	22,797	19,585	37,861	126,702	181,363
Units redeemed	(1,368,543)	(1,567,011)	(393,682)	(1,462,962)	(785,753)
Ending units	9,624,173	10,243,010	2,909,381	9,407,063	3,742,910
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(383,013)	$(597,538)	$(184,383)	$(143,543)	$(1,146,349)
Capital gains distributions received	3,161,744	—	3,316,002	786,748	—
Net realized gain (loss) on shares redeemed	1,176,374	5,607,881	379,663	1,022,014	9,884,880
Net change in unrealized appreciation (depreciation) on investments	(1,722,085)	1,071,647	(221,124)	756,157	6,913,518
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,233,020	6,081,990	3,290,158	2,421,376	15,652,049

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	116,194	167,753	24,933	6,000	440,183
Annuity payments	(267,288)	(637,834)	(289,657)	(14,059)	(186,337)
Surrenders, withdrawals and death benefits	(3,616,160)	(5,121,469)	(2,504,131)	(1,242,622)	(9,043,852)
Net transfers between other subaccounts
or fixed rate option	(1,387,659)	(1,056,940)	(495,314)	34,757	(4,280,252)
Miscellaneous transactions	23,935	(9,571)	(1,776)	367	(7,100)
Other charges	(3,318)	(5,755)	(2,529)	(883)	(158,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,134,296)	(6,663,816)	(3,268,474)	(1,216,440)	(13,236,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,901,276)	(581,826)	21,684	1,204,936	2,415,792

NET ASSETS
Beginning of period	28,340,614	42,559,236	20,214,540	9,931,408	67,045,172
End of period	$25,439,338	$41,977,410	$20,236,224	$11,136,344	$69,460,964

Beginning units	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299
Units issued	228,541	48,072	26,968	462,642	644,200
Units redeemed	(1,031,508)	(1,269,678)	(1,111,818)	(900,596)	(3,915,520)
Ending units	3,959,175	7,158,854	6,752,123	3,332,837	16,061,979
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(176,023)	$(1,731,117)	$(509,622)	$(3,128,376)	$(46,334,154)
Capital gains distributions received	559,075	—	—	—	—
Net realized gain (loss) on shares redeemed	894,117	16,640,291	3,552,036	23,086,629	89,459,816
Net change in unrealized appreciation (depreciation) on investments	521,084	(5,318,427)	327,025	64,789,623	121,050,809
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,798,253	9,590,747	3,369,439	84,747,876	164,176,471

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,362	232,945	66,191	2,976,152	1,235,614
Annuity payments	(44,776)	(275,594)	(241,277)	(220,549)	(1,008,462)
Surrenders, withdrawals and death benefits	(1,553,146)	(15,531,546)	(4,946,335)	(20,460,227)	(265,638,216)
Net transfers between other subaccounts
or fixed rate option	(48,213)	(3,739,747)	(221,291)	(21,629,864)	2,092,041,294
Miscellaneous transactions	(1,906)	(2,737)	1,703	(20,979)	(25,300)
Other charges	(25,618)	(218,995)	(63,681)	(2,031,494)	(35,826,633)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,671,297)	(19,535,674)	(5,404,690)	(41,386,961)	1,790,778,297

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,956	(9,944,927)	(2,035,251)	43,360,915	1,954,954,768

NET ASSETS
Beginning of period	10,649,491	112,875,338	32,179,743	223,299,896	1,414,007,797
End of period	$10,776,447	$102,930,411	$30,144,492	$266,660,811	$3,368,962,565

Beginning units	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124
Units issued	43,083	216,069	392,032	1,143,722	142,616,226
Units redeemed	(447,469)	(3,168,784)	(2,027,516)	(2,589,167)	(32,506,955)
Ending units	2,699,710	15,674,179	9,781,701	8,614,880	197,465,395

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	2/19/2021**	12/31/2021

OPERATIONS
Net investment income (loss)	$(9,414,333)	$(2,642,779)	$(2,697,964)	$(187,403)	$(1,878,963)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	58,193,305	10,323,806	24,164,188	30,247,534	18,070,961
Net change in unrealized appreciation (depreciation) on investments	112,230,988	3,610,155	(25,706,734)	(23,723,688)	19,659,929
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	161,009,960	11,291,182	(4,240,510)	6,336,443	35,851,927

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,186,162	5,124,811	2,278,883	176,550	1,925,725
Annuity payments	(316,476)	(101,784)	(81,080)	—	(88,093)
Surrenders, withdrawals and death benefits	(62,808,562)	(21,673,958)	(18,255,269)	(1,674,951)	(13,299,353)
Net transfers between other subaccounts
or fixed rate option	(66,682,710)	8,215,124	693,922	(102,751,439)	(6,069,052)
Miscellaneous transactions	16,167	2,282	3,371	546	1,513
Other charges	(6,419,214)	(1,554,175)	(1,665,175)	(125,713)	(1,175,684)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(130,024,633)	(9,987,700)	(17,025,348)	(104,375,007)	(18,704,944)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,985,327	1,303,482	(21,265,858)	(98,038,564)	17,146,983

NET ASSETS
Beginning of period	722,108,316	222,485,528	214,363,985	98,038,564	126,028,259
End of period	$753,093,643	$223,789,010	$193,098,127	$—	$143,175,242

Beginning units	40,082,742	13,873,681	6,330,445	5,020,613	6,132,478
Units issued	3,311,750	2,504,277	1,062,511	68,424	1,312,370
Units redeemed	(9,638,103)	(3,033,693)	(1,509,832)	(5,089,037)	(2,043,632)
Ending units	33,756,389	13,344,265	5,883,124	—	5,401,216

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(9,053,626)	$(5,459,338)	$(6,385,616)	$(3,607,219)	$(5,998,701)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	75,098,863	69,224,967	62,017,117	37,379,681	42,076,227
Net change in unrealized appreciation (depreciation) on investments	(4,626,922)	54,748,139	18,911,214	25,940,011	82,042,473
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,418,315	118,513,768	74,542,715	59,712,473	118,119,999

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,325,665	5,356,965	4,052,966	6,649,289	5,009,595
Annuity payments	(279,939)	(272,658)	(89,989)	(121,988)	(232,391)
Surrenders, withdrawals and death benefits	(61,690,887)	(43,856,729)	(44,707,885)	(27,065,396)	(37,655,604)
Net transfers between other subaccounts
or fixed rate option	(18,808,377)	(52,238,087)	(22,260,687)	(23,703,056)	53,364,553
Miscellaneous transactions	(25,903)	(17,252)	(21,017)	(3,110)	(11,773)
Other charges	(5,679,603)	(4,076,775)	(3,681,046)	(2,167,068)	(3,825,548)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(80,159,044)	(95,104,536)	(66,707,658)	(46,411,329)	16,648,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,740,729)	23,409,232	7,835,057	13,301,144	134,768,831

NET ASSETS
Beginning of period	694,961,466	456,870,815	463,953,041	293,573,142	340,471,073
End of period	$676,220,737	$480,280,047	$471,788,098	$306,874,286	$475,239,904

Beginning units	21,151,928	20,700,942	11,729,310	7,886,333	16,156,536
Units issued	2,651,853	2,265,909	1,295,777	1,143,448	6,107,692
Units redeemed	(4,772,915)	(5,754,523)	(2,713,009)	(2,017,097)	(5,080,751)
Ending units	19,030,866	17,212,328	10,312,078	7,012,684	17,183,477

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	10/15/2021**	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,505,815)	$(2,431,085)	$(3,398,468)	$(175,948,010)	$(5,595,243)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,764,476	110,567,847	19,593,694	847,619,016	36,239,281
Net change in unrealized appreciation (depreciation) on investments	(3,941,874)	(44,482,058)	31,996,834	578,658,915	33,526,052
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,683,213)	63,654,704	48,192,060	1,250,329,921	64,170,090

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,047,095	1,592,376	1,919,068	10,209,034	4,570,876
Annuity payments	(531,486)	(23,576)	(279,895)	(2,920,826)	(362,289)
Surrenders, withdrawals and death benefits	(27,162,200)	(15,441,181)	(21,494,456)	(1,025,684,215)	(36,822,443)
Net transfers between other subaccounts
or fixed rate option	12,626,323	(272,235,692)	(22,202,136)	3,136,047,337	(16,976,596)
Miscellaneous transactions	3,058	(12,360)	8,592	65,714	(3,433)
Other charges	(1,396,933)	(1,563,667)	(2,306,977)	(131,170,081)	(3,705,555)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,414,143)	(287,684,100)	(44,355,804)	1,986,546,963	(53,299,440)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,097,356)	(224,029,396)	3,836,256	3,236,876,884	10,870,650

NET ASSETS
Beginning of period	203,814,207	224,029,396	236,497,676	11,461,947,665	440,204,378
End of period	$191,716,851	$—	$240,333,932	$14,698,824,549	$451,075,028

Beginning units	19,290,034	8,719,269	23,646,910	574,902,435	17,709,033
Units issued	4,947,199	1,000,704	2,548,661	189,244,349	1,407,070
Units redeemed	(5,873,739)	(9,719,973)	(6,657,526)	(100,295,629)	(3,288,569)
Ending units	18,363,494	—	19,538,045	663,851,155	15,827,534

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,410,172)	$(22,390,508)	$(148,906,440)	$(41,854,756)	$(113,265,832)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,265,512	91,546,925	666,758,157	131,024,992	512,715,529
Net change in unrealized appreciation (depreciation) on investments	8,552,266	78,468,443	891,446,208	184,356,881	434,556,403
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,407,606	147,624,860	1,409,297,925	273,527,117	834,006,100

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	692,595	1,275,654	8,017,952	2,016,834	16,364,833
Annuity payments	(84,884)	(246,628)	(1,435,416)	(338,120)	(5,622,327)
Surrenders, withdrawals and death benefits	(22,320,650)	(128,137,409)	(757,998,315)	(214,020,883)	(627,524,896)
Net transfers between other subaccounts
or fixed rate option	1,114,690	(6,037,386)	(108,538,271)	(38,665,515)	(80,143,384)
Miscellaneous transactions	1,337	(13,742)	(33,058)	(2,626)	(182,570)
Other charges	(2,110,654)	(16,809,543)	(99,609,415)	(27,011,391)	(77,287,760)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,707,566)	(149,969,054)	(959,596,523)	(278,021,701)	(774,396,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,299,960)	(2,344,194)	449,701,402	(4,494,584)	59,609,996

NET ASSETS
Beginning of period	235,886,068	1,483,961,512	9,641,762,466	2,680,162,648	7,752,708,117
End of period	$234,586,108	$1,481,617,318	$10,091,463,868	$2,675,668,064	$7,812,318,113

Beginning units	14,571,025	92,866,838	462,882,896	185,426,353	406,938,794
Units issued	1,750,780	7,231,326	20,179,854	15,066,599	16,024,533
Units redeemed	(3,154,799)	(16,479,662)	(63,840,978)	(34,082,823)	(55,025,126)
Ending units	13,167,006	83,618,502	419,221,772	166,410,129	367,938,201

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	10/15/2021**	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(63,412,998)	$(38,997,711)	$(186,118,193)	$(94,371,399)	$(16,177,278)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	264,394,365	1,262,826,244	668,420,475	523,639,232	156,447,688
Net change in unrealized appreciation (depreciation) on investments	(7,693,217)	(957,657,045)	1,327,419,681	319,401,756	39,756,635
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	193,288,150	266,171,488	1,809,721,963	748,669,589	180,027,045

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,705,652	1,348,242	6,989,920	2,808,920	17,114,182
Annuity payments	(8,208,766)	(533,631)	(3,740,128)	(1,353,048)	(426,688)
Surrenders, withdrawals and death benefits	(468,736,429)	(222,379,752)	(1,005,572,852)	(581,564,693)	(110,652,384)
Net transfers between other subaccounts
or fixed rate option	(10,795,899)	(3,381,672,689)	(230,836,828)	(132,887,493)	(49,571,729)
Miscellaneous transactions	(9,777)	5,867	(186,641)	(21,165)	(4,799)
Other charges	(42,787,395)	(28,777,217)	(144,334,828)	(68,760,871)	(9,430,599)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(522,832,614)	(3,632,009,180)	(1,377,681,357)	(781,778,350)	(152,972,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(329,544,464)	(3,365,837,692)	432,040,606	(33,108,761)	27,055,028

NET ASSETS
Beginning of period	4,402,594,618	3,365,837,692	12,604,378,004	6,421,614,675	1,198,109,267
End of period	$4,073,050,154	$—	$13,036,418,610	$6,388,505,914	$1,225,164,295

Beginning units	272,148,920	199,009,445	677,603,408	320,430,398	26,176,568
Units issued	19,211,501	9,352,951	34,234,196	17,499,289	3,097,608
Units redeemed	(51,946,895)	(208,362,396)	(104,848,044)	(55,163,558)	(5,572,731)
Ending units	239,413,526	—	606,989,560	282,766,129	23,701,445

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(4,195,670)	$(4,647,355)	$(22,815,868)	$(1,757,471)	$(3,581,606)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	46,434,112	36,578,504	5,669,993	28,058,837
Net change in unrealized appreciation (depreciation) on investments	—	(29,097,245)	(54,717,210)	4,338,306	11,079,988
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,195,670)	12,689,512	(40,954,574)	8,250,828	35,557,219

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,183,570	5,317,585	9,061,063	1,929,274	4,114,279
Annuity payments	(708,777)	(157,469)	(1,228,961)	(55,488)	(61,946)
Surrenders, withdrawals and death benefits	(1,205,122,362)	(33,705,903)	(166,128,940)	(11,084,886)	(24,461,220)
Net transfers between other subaccounts
or fixed rate option	1,140,111,093	(4,084,555)	176,407,367	3,244,383	(7,051,145)
Miscellaneous transactions	48,681	(2,861)	8,032	210	62,805
Other charges	(1,997,885)	(2,682,437)	(14,672,600)	(1,027,576)	(2,768,330)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,485,680)	(35,315,640)	3,445,961	(6,994,083)	(30,165,557)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,681,350)	(22,626,128)	(37,508,613)	1,256,745	5,391,662

NET ASSETS
Beginning of period	394,114,367	357,294,675	1,628,565,402	133,174,112	319,509,122
End of period	$333,433,017	$334,668,547	$1,591,056,789	$134,430,857	$324,900,784

Beginning units	42,575,497	9,192,141	124,641,967	10,617,433	14,819,852
Units issued	44,214,092	1,517,786	23,180,303	1,358,941	1,502,813
Units redeemed	(50,581,518)	(2,235,790)	(23,692,949)	(1,931,390)	(2,754,257)
Ending units	36,208,071	8,474,137	124,129,321	10,044,984	13,568,408
The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(15,247,322)	$(17,787,505)	$(982,395)	$(3,515,804)	$(4,417,700)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,099,078	30,916,869	5,995,038	13,435,067	41,987,516
Net change in unrealized appreciation (depreciation) on investments	(55,028,443)	(61,431,891)	11,679,541	(12,527,557)	38,787,069
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(38,176,687)	(48,302,527)	16,692,184	(2,608,294)	76,356,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,053	6,905,228	1,204,804	1,770,102	3,821,282
Annuity payments	(605,870)	(850,772)	(12,565)	(59,770)	(184,130)
Surrenders, withdrawals and death benefits	(75,658,552)	(124,582,675)	(6,153,283)	(18,255,387)	(25,775,033)
Net transfers between other subaccounts
or fixed rate option	(57,483,377)	160,482,187	(6,177,971)	14,142,616	(40,444,194)
Miscellaneous transactions	9,521	22,595	(1,874)	8,020	(1,602)
Other charges	(13,393,570)	(12,524,434)	(658,125)	(2,431,895)	(2,952,691)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(147,103,795)	29,452,129	(11,799,014)	(4,826,314)	(65,536,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(185,280,482)	(18,850,398)	4,893,170	(7,434,608)	10,820,517

NET ASSETS
Beginning of period	1,150,344,209	1,381,143,985	70,616,878	262,116,420	326,189,811
End of period	$965,063,727	$1,362,293,587	$75,510,048	$254,681,812	$337,010,328

Beginning units	67,532,977	94,750,142	4,067,443	24,148,345	14,037,719
Units issued	50,399,950	18,795,572	550,306	4,279,721	1,556,162
Units redeemed	(59,025,317)	(17,214,002)	(1,127,216)	(4,830,535)	(3,862,105)
Ending units	58,907,610	96,331,712	3,490,533	23,597,531	11,731,776

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	2/19/2021**	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(57,752,336)	$(37,720,847)	$(4,239,527)	$(9,634)	$(2,905)
Capital gains distributions received	—	—	—	75,016	18,852
Net realized gain (loss) on shares redeemed	250,199,505	164,759,198	493,976,519	52,525	76,634
Net change in unrealized appreciation (depreciation) on investments	176,142,366	138,251,140	(454,139,458)	(16,036)	(31,478)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	368,589,535	265,289,491	35,597,534	101,871	61,103

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,634,870	1,490,793	154,135	—	—
Annuity payments	(847,517)	(840,565)	(331,561)	—	—
Surrenders, withdrawals and death benefits	(346,771,984)	(187,836,120)	(21,061,374)	(474,493)	(18,932)
Net transfers between other subaccounts
or fixed rate option	(61,949,508)	(28,437,088)	(2,129,600,689)	(143,005)	(209,627)
Miscellaneous transactions	(5,805)	6,484	(6,787)	(302)	(16)
Other charges	(45,431,920)	(28,895,486)	(3,382,980)	(6,494)	(2,689)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(453,371,864)	(244,511,982)	(2,154,229,256)	(624,294)	(231,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,782,329)	20,777,509	(2,118,631,722)	(522,423)	(170,161)

NET ASSETS
Beginning of period	4,004,115,091	2,547,203,412	2,118,631,722	1,206,203	505,981
End of period	$3,919,332,762	$2,567,980,921	$—	$683,780	$335,820

Beginning units	235,816,565	137,600,497	142,027,343	29,094	18,556
Units issued	11,286,850	8,024,012	1,216,651	977	2,730
Units redeemed	(37,269,962)	(20,883,249)	(143,243,994)	(14,339)	(10,935)
Ending units	209,833,453	124,741,260	—	15,732	10,351
**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,572)	$(29,164)	$(6,482)	$(10,626)	$(7,198)
Capital gains distributions received	48,212	208,618	29,679	83,973	—
Net realized gain (loss) on shares redeemed	42,160	95,243	35,036	43,737	38,451
Net change in unrealized appreciation (depreciation) on investments	101,843	190,705	23,319	28,120	128,381
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	183,643	465,402	81,552	145,204	159,634

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(26,857)	(399,698)	(13,287)	(54,616)	(77,320)
Net transfers between other subaccounts
or fixed rate option	(72,768)	(129,889)	(75,497)	40,267	111,507
Miscellaneous transactions	—	34	—	(16)	—
Other charges	(6,325)	(17,221)	(3,738)	(5,458)	(4,830)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(105,950)	(546,774)	(92,522)	(19,823)	29,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,693	(81,372)	(10,970)	125,381	188,991

NET ASSETS
Beginning of period	687,905	2,470,657	563,133	901,015	610,600
End of period	$765,598	$2,389,285	$552,163	$1,026,396	$799,591

Beginning units	46,066	76,774	20,849	35,524	31,311
Units issued	4,595	6,435	738	5,320	9,322
Units redeemed	(10,627)	(21,088)	(3,577)	(6,746)	(8,053)
Ending units	40,034	62,121	18,010	34,098	32,580

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(4,372)	$(7,854)	$(4,059)	$(431)	$2,260
Capital gains distributions received	—	51,917	—	—	—
Net realized gain (loss) on shares redeemed	17,039	28,800	21,912	2,185	(7,338)
Net change in unrealized appreciation (depreciation) on investments	98,875	65,718	51,300	16,061	82,136
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	111,542	138,581	69,153	17,815	77,058

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(21,652)	(18,942)	(15,640)	(5,320)	(21,076)
Net transfers between other subaccounts
or fixed rate option	(1,490)	(23,371)	123,848	21,215	(24,082)
Miscellaneous transactions	3	(97)	62	—	57
Other charges	(3,238)	(4,223)	(2,630)	(770)	(5,369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,377)	(46,633)	105,640	15,125	(50,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,165	91,948	174,793	32,940	26,588

NET ASSETS
Beginning of period	324,060	717,230	237,573	103,659	562,637
End of period	$409,225	$809,178	$412,366	$136,599	$589,225

Beginning units	19,400	24,296	11,820	8,491	28,794
Units issued	5,972	2,771	7,887	2,688	2,883
Units redeemed	(7,304)	(4,319)	(4,057)	(1,411)	(5,451)
Ending units	18,068	22,748	15,650	9,768	26,226

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021**	12/31/2021

OPERATIONS
Net investment income (loss)	$(22,095)	$(2,939)	$(5,688,651)	$(773,494)	$(297)
Capital gains distributions received	212,243	—	—	—	—
Net realized gain (loss) on shares redeemed	64,353	23,502	61,735,316	1,546,058	(5,199)
Net change in unrealized appreciation (depreciation) on investments	138,263	253,734	7,149,215	(1,774,000)	12,850
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	392,764	274,297	63,195,880	(1,001,436)	7,354

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	6,828,897	—	—
Annuity payments	—	—	(73,808)	—	—
Surrenders, withdrawals and death benefits	(52,960)	(34,380)	(42,232,173)	(6,548,471)	(6,770)
Net transfers between other subaccounts
or fixed rate option	(184,392)	(26,817)	(23,604,749)	(56,673,641)	(577)
Miscellaneous transactions	(31)	—	(20,423)	(2,662)	—
Other charges	(9,685)	(7,265)	(3,458,094)	(46,659)	(318)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(247,068)	(68,462)	(62,560,350)	(63,271,433)	(7,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,696	205,835	635,530	(64,272,869)	(311)

NET ASSETS
Beginning of period	1,485,827	1,300,761	451,663,857	64,272,869	125,448
End of period	$1,631,523	$1,506,596	$452,299,387	$—	$125,137

Beginning units	45,010	68,611	10,531,917	5,012,244	6,751
Units issued	921	4,001	1,700,724	56,406	50
Units redeemed	(7,279)	(7,378)	(2,819,010)	(5,068,650)	(431)
Ending units	38,652	65,234	9,413,631	—	6,370

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(10,911)	$(7,282)	$(583,572)	$(11,949,843)	$(27,208,129)
Capital gains distributions received	70,522	44,475	—	—	—
Net realized gain (loss) on shares redeemed	123,614	23,356	134,728	75,223,593	107,938,104
Net change in unrealized appreciation (depreciation) on investments	(94,220)	(34,102)	(439,496)	110,183,893	97,587,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	89,005	26,447	(888,340)	173,457,643	178,317,514

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	30,066,003	1,567,994
Annuity payments	—	—	(132,891)	(77,872)	(2,230,506)
Surrenders, withdrawals and death benefits	(163,599)	(18,294)	(5,178,676)	(126,431,907)	(148,213,056)
Net transfers between other subaccounts
or fixed rate option	(125,778)	(6,853)	44,433,872	(8,638,337)	(12,335,400)
Miscellaneous transactions	(329)	—	3,138	22,987	(6,327)
Other charges	(1,333)	(520)	(18,383)	(4,107,941)	(19,661,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(291,039)	(25,667)	39,107,060	(109,167,067)	(180,878,738)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(202,034)	780	38,218,720	64,290,576	(2,561,224)

NET ASSETS
Beginning of period	752,655	416,687	16,238,770	1,249,336,919	1,847,481,806
End of period	$550,621	$417,467	$54,457,490	$1,313,627,495	$1,844,920,582

Beginning units	99,176	9,877	1,310,460	75,101,538	130,978,783
Units issued	1,213	480	3,632,959	3,885,207	9,993,474
Units redeemed	(36,998)	(1,030)	(354,100)	(9,217,274)	(22,713,992)
Ending units	63,391	9,327	4,589,319	69,769,471	118,258,265

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(15,926)	$(5,231,892)	$(81,173)	$(13,288,280)	$(78,614)
Capital gains distributions received	59,033	—	—	—	—
Net realized gain (loss) on shares redeemed	130,501	7,905,241	205,885	44,616,529	227,549
Net change in unrealized appreciation (depreciation) on investments	58,690	(13,896,346)	(279,446)	85,379,713	(532,815)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	232,298	(11,222,997)	(154,734)	116,707,962	(383,880)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,162,972	—	2,525,683	816,309
Annuity payments	—	(211,780)	—	(213,615)	—
Surrenders, withdrawals and death benefits	(303,149)	(47,487,506)	(945,077)	(63,730,540)	(943,073)
Net transfers between other subaccounts
or fixed rate option	(42,739)	46,401,923	1,242,878	19,311,314	392,570
Miscellaneous transactions	3	8,362	(412)	(526)	(310)
Other charges	(1,866)	(3,779,173)	(3,714)	(11,284,718)	(33,807)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(347,751)	(905,202)	293,675	(53,392,402)	231,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,453)	(12,128,199)	138,941	63,315,560	(152,191)

NET ASSETS
Beginning of period	1,114,357	448,549,329	4,509,990	902,132,073	9,949,259
End of period	$998,904	$436,421,130	$4,648,931	$965,447,633	$9,797,068

Beginning units	36,822	35,983,698	414,632	54,398,886	825,020
Units issued	134	8,251,394	187,831	4,470,524	223,415
Units redeemed	(10,211)	(8,496,092)	(154,358)	(7,602,394)	(201,115)
Ending units	26,745	35,739,000	448,105	51,267,016	847,320
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,078,906)	$(11,838)	$(2,415,757)	$(290,337,981)	$(1,062,197)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,449,541	39,054	14,103,981	339,618,970	2,456,127
Net change in unrealized appreciation (depreciation) on investments	39,106,123	(53,913)	30,505,140	(420,130,547)	23,064,601
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	52,476,758	(26,697)	42,193,364	(370,849,558)	24,458,531

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,910,351	—	1,441,176	2,427,026	1,940,527
Annuity payments	(60,796)	—	(37,988)	(532,188)	—
Surrenders, withdrawals and death benefits	(18,711,867)	(103,814)	(16,215,113)	(1,042,583,670)	(7,070,663)
Net transfers between other subaccounts
or fixed rate option	(5,022,167)	(952,113)	(4,286,857)	393,697	252,130,947
Miscellaneous transactions	(4,767)	1	584	74,345	9,106
Other charges	(1,964,430)	(257)	(1,507,458)	(1,602,660)	(613,727)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,853,676)	(1,056,183)	(20,605,656)	(1,041,823,450)	246,396,190

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,623,082	(1,082,880)	21,587,708	(1,412,673,008)	270,854,721

NET ASSETS
Beginning of period	228,836,775	1,428,413	179,574,859	16,087,143,580	43,236,592
End of period	$260,459,857	$345,533	$201,162,567	$14,674,470,572	$314,091,313

Beginning units	11,094,781	131,693	9,007,153	1,200,377,231	2,174,725
Units issued	1,633,922	28,399	1,272,943	3,642,991	11,543,505
Units redeemed	(2,370,462)	(127,125)	(2,149,679)	(83,573,388)	(824,963)
Ending units	10,358,241	32,967	8,130,417	1,120,446,834	12,893,267

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(27,858)	$(45,589,621)	$(916,465)	$(672,754)	$(7,697,735)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	79,810	75,236,796	5,126,572	3,342,380	11,214,661
Net change in unrealized appreciation (depreciation) on investments	(124,738)	398,579,816	13,231,977	10,637,351	93,550,079
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(72,786)	428,226,991	17,442,084	13,306,977	97,067,005

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,944,079	3,825,091	2,899,927	200,447
Annuity payments	—	(81,079)	—	—	—
Surrenders, withdrawals and death benefits	(83,752)	(120,156,157)	(7,291,190)	(6,090,694)	(16,155,032)
Net transfers between other subaccounts
or fixed rate option	(1,566,442)	(24,217,852)	(4,677,453)	(3,925,168)	(263,816)
Miscellaneous transactions	32	(12,932)	1,655	1,998	1,719
Other charges	(410)	(40,921,608)	(687,497)	(546,388)	(7,182,884)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,650,572)	(177,445,549)	(8,829,394)	(7,660,325)	(23,399,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,723,358)	250,781,442	8,612,690	5,646,652	73,667,439

NET ASSETS
Beginning of period	2,808,487	3,080,473,390	142,737,411	108,310,937	513,153,049
End of period	$1,085,129	$3,331,254,832	$151,350,101	$113,957,589	$586,820,488

Beginning units	220,420	188,340,685	8,977,352	7,540,416	38,487,233
Units issued	70,743	828,699	422,542	284,697	624,258
Units redeemed	(200,177)	(10,698,105)	(844,122)	(736,560)	(2,198,635)
Ending units	90,986	178,471,279	8,555,772	7,088,553	36,912,856

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(124,366)	$(2,148,730)	$(63,156)	$159,995	$449,361
Capital gains distributions received	—	—	—	11,408,319	75,120
Net realized gain (loss) on shares redeemed	372,051	(96,145)	157,011	774,255	183,451
Net change in unrealized appreciation (depreciation) on investments	(623,429)	(2,754,127)	1,073,808	(8,559,950)	893,777
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(375,744)	(4,999,002)	1,167,663	3,782,619	1,601,709

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,527,297	503,724	2,756,751	760,155
Annuity payments	—	(198,718)	—	—	—
Surrenders, withdrawals and death benefits	(1,059,728)	(14,611,835)	(385,810)	(1,928,192)	(1,149,312)
Net transfers between other subaccounts
or fixed rate option	(3,643,029)	16,014,811	81,653	(599,019)	670,828
Miscellaneous transactions	(1,924)	2,139	729	3,829	664
Other charges	(3,016)	(1,648,099)	(48,074)	(314,720)	(116,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,707,697)	3,085,595	152,222	(81,351)	165,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,083,441)	(1,913,407)	1,319,885	3,701,268	1,767,261

NET ASSETS
Beginning of period	9,088,942	199,922,121	10,110,038	65,021,641	21,174,753
End of period	$4,005,501	$198,008,714	$11,429,923	$68,722,909	$22,942,014

Beginning units	811,455	18,520,705	848,093	4,459,269	1,657,537
Units issued	257,715	3,141,255	74,965	354,449	159,612
Units redeemed	(691,664)	(2,849,678)	(61,508)	(330,582)	(139,156)
Ending units	377,506	18,812,282	861,550	4,483,136	1,677,993

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(190,350)	$(40,144)	$(202,753)	$(480)	$(16,744,609)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,806	478,083	(15,760)	(205)	19,389,312
Net change in unrealized appreciation (depreciation) on investments	(531,853)	(832,029)	(133,234)	(820)	158,693,987
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(639,397)	(394,090)	(351,747)	(1,505)	161,338,690

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,649	—	—	4,094,080
Annuity payments	—	(164,557)	—	—	—
Surrenders, withdrawals and death benefits	(1,199,113)	(644,705)	(1,886,010)	—	(24,987,768)
Net transfers between other subaccounts
or fixed rate option	(2,140,633)	(320,173)	22,322,118	(13,464)	(2,735,103)
Miscellaneous transactions	59	232	13	3	(4,046)
Other charges	(3,812)	(17,164)	(1,401)	(35)	(16,430,900)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,343,499)	(1,138,718)	20,434,720	(13,496)	(40,063,737)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,982,896)	(1,532,808)	20,082,973	(15,001)	121,274,953

NET ASSETS
Beginning of period	11,975,450	6,113,896	489	37,569	1,227,832,533
End of period	$7,992,554	$4,581,088	$20,083,462	$22,568	$1,349,107,486

Beginning units	1,049,495	418,305	41	3,155	89,194,772
Units issued	404,640	41,518	2,237,551	613	603,493
Units redeemed	(705,085)	(115,209)	(427,148)	(1,765)	(3,271,896)
Ending units	749,050	344,614	1,810,444	2,003	86,526,369

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(568,844)	$(4,087,242)	$(2,746,076)	$(41,960)	$(36,142)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	211,475	3,033,611	2,551,898	3,813	1,667
Net change in unrealized appreciation (depreciation) on investments	(1,988,770)	41,681,336	21,143,218	(46,563)	(31,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,346,139)	40,627,705	20,949,040	(84,710)	(65,767)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	41	2,459,533	1,067,912	371,147	257,319
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,061,880)	(3,385,231)	(4,434,093)	(139,498)	(175,053)
Net transfers between other subaccounts
or fixed rate option	(17,164,324)	3,697,213	526,420	(104,260)	(914)
Miscellaneous transactions	(1,124)	(17,531)	(8,628)	195	18
Other charges	(12,115)	(3,754,292)	(2,771,737)	(497)	(274)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(23,239,402)	(1,000,308)	(5,620,126)	127,087	81,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,585,541)	39,627,397	15,328,914	42,377	15,329

NET ASSETS
Beginning of period	43,328,661	279,518,791	207,230,704	3,384,224	2,946,984
End of period	$17,743,120	$319,146,188	$222,559,618	$3,426,601	$2,962,313

Beginning units	3,435,015	19,637,368	15,395,101	315,002	274,048
Units issued	596,184	446,816	215,477	36,243	25,629
Units redeemed	(2,535,521)	(492,243)	(604,224)	(24,589)	(18,231)
Ending units	1,495,678	19,591,941	15,006,354	326,656	281,446

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	10/15/2021**	12/31/2021

OPERATIONS
Net investment income (loss)	$(56,012)	$(80,041)	$(47,193)	$(113,647)	$(1,209,269)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,531	5,888	(549)	3,442,084	(2,282,025)
Net change in unrealized appreciation (depreciation) on investments	(40,867)	(55,762)	(57,462)	(2,089,351)	71,697
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(95,348)	(129,915)	(105,204)	1,239,086	(3,419,597)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	365,865	403,330	424,272	80,871	288
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(99,549)	(149,679)	(182,675)	(28,422)	(9,391,017)
Net transfers between other subaccounts
or fixed rate option	139,726	135,224	15,818	(10,797,051)	(7,649,352)
Miscellaneous transactions	21	103	28	(33)	(1,786)
Other charges	(235)	(1,216)	(495)	(104,002)	(34,480)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	405,828	387,762	256,948	(10,848,637)	(17,076,347)

TOTAL INCREASE (DECREASE) IN NET ASSETS	310,480	257,847	151,744	(9,609,551)	(20,495,944)

NET ASSETS
Beginning of period	4,361,033	6,227,837	3,848,385	9,609,551	58,918,690
End of period	$4,671,513	$6,485,684	$4,000,129	$—	$38,422,746

Beginning units	405,948	578,164	350,158	824,500	5,311,877
Units issued	50,005	52,477	40,432	6,220	5,647,103
Units redeemed	(11,817)	(16,397)	(17,247)	(830,720)	(7,249,766)
Ending units	444,136	614,244	373,343	—	3,709,214

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(619)	$(1,542)	$(221)	$6,888	$(764)
Capital gains distributions received	55,184	30,096	9,711	7,907	50,759
Net realized gain (loss) on shares redeemed	339	1,372	9	(58)	(600)
Net change in unrealized appreciation (depreciation) on investments	(27,750)	(12,494)	(294)	(14,877)	(66,489)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	27,154	17,432	9,205	(140)	(17,094)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	665,022	461,668	23,434	257,885	225,385
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,539)	(9,943)	(286)	(8,623)	(4,272)
Net transfers between other subaccounts
or fixed rate option	34,010	96,858	18,256	152,654	157,464
Miscellaneous transactions	—	(2)	—	16	15
Other charges	(132)	(655)	—	(228)	(644)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	697,361	547,926	41,404	401,704	377,948

TOTAL INCREASE (DECREASE) IN NET ASSETS	724,515	565,358	50,609	401,564	360,854

NET ASSETS
Beginning of period	11,057	108,464	27,012	50,725	7,122
End of period	$735,572	$673,822	$77,621	$452,289	$367,976

Beginning units	912	7,092	2,037	4,771	512
Units issued	47,009	33,698	2,749	38,872	25,884
Units redeemed	(297)	(1,288)	(17)	(679)	(346)
Ending units	47,624	39,502	4,769	42,964	26,050

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$16,846	$8,527	$(1,153)	$155	$(3,116)
Capital gains distributions received	56,753	25	2,157	850	4,625
Net realized gain (loss) on shares redeemed	2,092	(450)	2,509	(63)	1,030
Net change in unrealized appreciation (depreciation) on investments	66,701	(11,092)	50,245	(3,340)	87,922
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,392	(2,990)	53,758	(2,398)	90,461

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	176,248	313,496	198,240	177,740	737,581
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,651)	(26,202)	(3,647)	(2,514)	(8,629)
Net transfers between other subaccounts
or fixed rate option	6,175	34,774	215,778	148,849	391,943
Miscellaneous transactions	33	(9)	43	25	384
Other charges	(4,403)	(285)	(429)	(269)	(802)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	147,402	321,774	409,985	323,831	1,120,477

TOTAL INCREASE (DECREASE) IN NET ASSETS	289,794	318,784	463,743	321,433	1,210,938

NET ASSETS
Beginning of period	935,266	57,195	51,739	2,954	14,751
End of period	$1,225,060	$375,979	$515,482	$324,387	$1,225,689

Beginning units	86,929	5,429	4,566	286	1,299
Units issued	16,167	32,340	32,934	32,296	87,574
Units redeemed	(2,925)	(1,603)	(1,869)	(356)	(1,447)
Ending units	100,171	36,166	35,631	32,226	87,426
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,636)	$(1,700)	$(1,189)	$(2,971)	$(5,073)
Capital gains distributions received	1,472	466	1,539	14,116	3,311
Net realized gain (loss) on shares redeemed	1,699	57	47	2,541	501
Net change in unrealized appreciation (depreciation) on investments	114,359	338	(3,767)	153,926	105,062
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	115,894	(839)	(3,370)	167,612	103,801

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	458,346	913,267	905,570	902,948	1,414,719
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,884)	(16,659)	(22,985)	(25,720)	(7,769)
Net transfers between other subaccounts
or fixed rate option	380,867	197,337	347,577	268,232	631,583
Miscellaneous transactions	186	13	438	(26)	36
Other charges	(632)	(931)	(1,204)	(2,008)	(1,410)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	830,883	1,093,027	1,229,396	1,143,426	2,037,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	946,777	1,092,188	1,226,026	1,311,038	2,140,960

NET ASSETS
Beginning of period	28,661	25,811	71,366	131,562	61,813
End of period	$975,438	$1,117,999	$1,297,392	$1,442,600	$2,202,773

Beginning units	3,253	2,478	6,340	11,386	5,761
Units issued	78,276	108,846	101,934	91,048	169,308
Units redeemed	(2,064)	(1,281)	(1,243)	(2,346)	(1,316)
Ending units	79,465	110,043	107,031	100,088	173,753

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(638)	$(2,267)	$(335)	$490	$(96)
Capital gains distributions received	2,600	14,416	—	6,610	755
Net realized gain (loss) on shares redeemed	150	663	47	10,321	(62)
Net change in unrealized appreciation (depreciation) on investments	7,588	32,393	3,024	9,730	(8,042)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,700	45,205	2,736	27,151	(7,445)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	166,501	328,874	104,786	595,729	437,361
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,025)	(3,592)	(1,857)	(30,553)	(11,809)
Net transfers between other subaccounts
or fixed rate option	207,486	90,587	55,840	(210,467)	386,179
Miscellaneous transactions	—	54	1	(6)	1
Other charges	(72)	(364)	(185)	(500)	(571)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	369,890	415,559	158,585	354,203	811,161

TOTAL INCREASE (DECREASE) IN NET ASSETS	379,590	460,764	161,321	381,354	803,716

NET ASSETS
Beginning of period	75,346	11,283	6,043	51,511	30,791
End of period	$454,936	$472,047	$167,364	$432,865	$834,507

Beginning units	6,933	862	583	4,647	2,974
Units issued	33,245	35,622	15,316	61,160	79,765
Units redeemed	(361)	(5,630)	(215)	(30,045)	(1,147)
Ending units	39,817	30,854	15,684	35,762	81,592

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$60,640	$3,289	$5,448	$(1,602)	$13,303
Capital gains distributions received	36,149	—	11,498	112,174	10,461
Net realized gain (loss) on shares redeemed	1,513	957	(112)	4,541	72
Net change in unrealized appreciation (depreciation) on investments	124,071	59,150	(15,127)	94,873	149,451
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	222,373	63,396	1,707	209,986	173,287

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,924,888	740,505	351,479	1,343,822	1,447,291
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(52,485)	(3,387)	(4,054)	(14,209)	(6,935)
Net transfers between other subaccounts
or fixed rate option	127,279	3,647	123,754	329,794	242,933
Miscellaneous transactions	50	—	170	682	121
Other charges	(3,397)	(177)	(214)	(1,478)	(1,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,996,335	740,588	471,135	1,658,611	1,682,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,218,708	803,984	472,842	1,868,597	1,855,562

NET ASSETS
Beginning of period	285,711	80,293	43,135	334,716	24,708
End of period	$5,504,419	$884,277	$515,977	$2,203,313	$1,880,270

Beginning units	26,092	7,489	4,051	24,143	2,241
Units issued	417,681	57,891	45,125	113,489	145,614
Units redeemed	(4,629)	(545)	(360)	(6,736)	(9,877)
Ending units	439,144	64,835	48,816	130,896	137,978

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$3,394	$5,306	$(849)	$24,809	$7,521
Capital gains distributions received	26,776	69,071	66,969	341,437	170,491
Net realized gain (loss) on shares redeemed	(376)	896	404	1,233	(416)
Net change in unrealized appreciation (depreciation) on investments	(28,283)	(6,777)	(45,299)	(228,922)	(163,610)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,511	68,496	21,225	138,557	13,986

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	210,118	166,567	279,010	2,338,325	1,244,492
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,981)	(3,081)	(5,127)	(5,913)	(40,018)
Net transfers between other subaccounts
or fixed rate option	127,641	3,820	47,148	57,941	17,466
Miscellaneous transactions	(5)	37	9	132	2,498
Other charges	(337)	(165)	(278)	(299)	(1,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	334,436	167,178	320,762	2,390,186	1,223,115

TOTAL INCREASE (DECREASE) IN NET ASSETS	335,947	235,674	341,987	2,528,743	1,237,101

NET ASSETS
Beginning of period	21,599	299,495	49,081	308,942	20,785
End of period	$357,546	$535,169	$391,068	$2,837,685	$1,257,886

Beginning units	2,005	28,703	3,788	29,722	1,759
Units issued	31,967	16,007	23,357	202,379	115,497
Units redeemed	(373)	(2,413)	(2,118)	(4,619)	(17,119)
Ending units	33,599	42,297	25,027	227,482	100,137

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$1,679	$(3,528)	$7,126	$2,629	$18,146
Capital gains distributions received	49	—	—	17,145	96,490
Net realized gain (loss) on shares redeemed	(6)	(6)	40	147	1,717
Net change in unrealized appreciation (depreciation) on investments	(9,726)	(1,549)	26,976	2,465	309,586
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,004)	(5,083)	34,142	22,386	425,939

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	485,817	380,933	523,844	152,599	872,127
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(3,016)	(7,953)	(12,544)	(1,525)	(78,453)
Net transfers between other subaccounts
or fixed rate option	1,692	403,605	59,714	124,057	2,967,762
Miscellaneous transactions	—	(1)	419	50	2,313
Other charges	(122)	(967)	(148)	(156)	(1,179)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	484,371	775,617	571,285	275,025	3,762,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	476,367	770,534	605,427	297,411	4,188,509

NET ASSETS
Beginning of period	23,863	17,369	14,952	4,878	119,386
End of period	$500,230	$787,903	$620,379	$302,289	$4,307,895

Beginning units	2,379	1,744	1,501	453	10,163
Units issued	48,646	79,040	48,911	20,090	321,221
Units redeemed	(318)	(977)	(1,030)	(295)	(19,601)
Ending units	50,707	79,807	49,382	20,248	311,783

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(147)	$592	$18,399	$767	$8,626
Capital gains distributions received	1,126	7,153	74,657	413	—
Net realized gain (loss) on shares redeemed	48	964	(538)	24	37
Net change in unrealized appreciation (depreciation) on investments	4,789	56,353	(163,161)	2,321	(1,351)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,816	65,062	(70,643)	3,525	7,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	85,550	41,148	650,672	69,023	348,958
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(908)	(3,340)	(7,650)	(221)	(5,254)
Net transfers between other subaccounts
or fixed rate option	21,104	(521)	408,606	28,444	53,056
Miscellaneous transactions	—	313	511	1	—
Other charges	(48)	(15)	(949)	(106)	(316)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	105,698	37,585	1,051,190	97,141	396,444

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,514	102,647	980,547	100,666	403,756

NET ASSETS
Beginning of period	—	316,899	7,086	—	11,042
End of period	$111,514	$419,546	$987,633	$100,666	$414,798

Beginning units	—	26,416	534	—	1,082
Units issued	7,359	2,929	76,631	7,661	38,323
Units redeemed	(131)	(278)	(721)	(59)	(605)
Ending units	7,228	29,067	76,444	7,602	38,800

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(596)	$(100)	$(1,283)	$2,039	$2,075
Capital gains distributions received	1,588	3,059	17,269	86,489	1,236
Net realized gain (loss) on shares redeemed	182	16	324	971	(5)
Net change in unrealized appreciation (depreciation) on investments	11,666	412	13,871	3,122	(2,565)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,840	3,387	30,181	92,621	741

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	156,376	7,500	460,518	141,404	30,224
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,922)	(136)	(1,279)	(3,754)	(772)
Net transfers between other subaccounts
or fixed rate option	76,512	29,077	37,338	42,552	44,539
Miscellaneous transactions	—	—	(46)	(41)	—
Other charges	(406)	(43)	(323)	(131)	(61)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	230,560	36,398	496,208	180,030	73,930

TOTAL INCREASE (DECREASE) IN NET ASSETS	243,400	39,785	526,389	272,651	74,671

NET ASSETS
Beginning of period	5,036	3,592	31,335	309,469	15,338
End of period	$248,436	$43,377	$557,724	$582,120	$90,009

Beginning units	431	333	2,649	26,762	1,458
Units issued	18,981	3,164	39,780	13,989	6,901
Units redeemed	(296)	(47)	(338)	(529)	(79)
Ending units	19,116	3,450	42,091	40,222	8,280

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(930)	$274	$(560)	$(2,023)	$56,301
Capital gains distributions received	16,153	—	24,044	100,312	—
Net realized gain (loss) on shares redeemed	3,084	35	158	122	(165)
Net change in unrealized appreciation (depreciation) on investments	52,423	1,834	7,520	(57,657)	(70,996)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	70,730	2,143	31,162	40,754	(14,860)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	200,498	15,926	177,293	483,744	2,046,996
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,561)	(493)	(1,807)	(4,322)	(7,939)
Net transfers between other subaccounts
or fixed rate option	143,711	—	26,512	77,980	214,911
Miscellaneous transactions	(2)	—	(41)	(11)	—
Other charges	(661)	—	(79)	(136)	(264)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	338,985	15,433	201,878	557,255	2,253,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	409,715	17,576	233,040	598,009	2,238,844

NET ASSETS
Beginning of period	11,409	—	5,559	315,067	133,025
End of period	$421,124	$17,576	$238,599	$913,076	$2,371,869

Beginning units	761	—	498	23,105	12,533
Units issued	22,660	1,670	16,370	36,859	217,065
Units redeemed	(1,419)	(48)	(181)	(283)	(991)
Ending units	22,002	1,622	16,687	59,681	228,607

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$2,986	$(704)	$(47)	$(56)	$(2,126)
Capital gains distributions received	—	48,010	3,905	4,196	82,232
Net realized gain (loss) on shares redeemed	5	(2,390)	124	39	16,142
Net change in unrealized appreciation (depreciation) on investments	(2,556)	(16,402)	8,410	1,954	31,982
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	435	28,514	12,392	6,133	128,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	62,616	480,907	103,272	—	1,161,675
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(617)	(3,423)	(1,062)	(718)	(109,044)
Net transfers between other subaccounts
or fixed rate option	1,183	79,648	44,346	24,939	439,198
Miscellaneous transactions	4	(477)	113	—	531
Other charges	(65)	(264)	(131)	(130)	(7,941)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	63,121	556,391	146,538	24,091	1,484,419

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,556	584,905	158,930	30,224	1,612,649

NET ASSETS
Beginning of period	9,253	15,082	64,129	5,086	786,833
End of period	$72,809	$599,987	$223,059	$35,310	$2,399,482

Beginning units	878	1,184	5,384	432	58,399
Units issued	6,032	42,605	11,787	2,021	121,995
Units redeemed	(63)	(2,368)	(162)	(61)	(16,102)
Ending units	6,847	41,421	17,009	2,392	164,292

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,385)	$(60,739)	$(464)	$(31,457)	$(14,562)
Capital gains distributions received	89,870	634,300	12,034	1,346,701	530,339
Net realized gain (loss) on shares redeemed	3,684	224,418	5,509	36,662	33,465
Net change in unrealized appreciation (depreciation) on investments	43,820	406,155	52,543	(598,853)	(611,088)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	133,989	1,204,134	69,622	753,053	(61,846)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	283,574	4,142,246	114,069	2,663,464	1,499,219
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,553)	(290,535)	(1,642)	(113,767)	(61,001)
Net transfers between other subaccounts
or fixed rate option	93,091	1,093,746	190,099	1,117,703	693,621
Miscellaneous transactions	380	4,432	—	2,884	1,617
Other charges	(2,929)	(49,064)	(1,835)	(25,564)	(11,527)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	361,563	4,900,825	300,691	3,644,720	2,121,929

TOTAL INCREASE (DECREASE) IN NET ASSETS	495,552	6,104,959	370,313	4,397,773	2,060,083

NET ASSETS
Beginning of period	350,812	7,567,746	149,382	3,419,635	1,448,260
End of period	$846,364	$13,672,705	$519,695	$7,817,408	$3,508,343

Beginning units	25,909	517,864	11,475	231,293	86,554
Units issued	26,461	424,891	22,273	272,918	143,334
Units redeemed	(2,353)	(113,346)	(2,014)	(37,354)	(22,370)
Ending units	50,017	829,409	31,734	466,857	207,518

The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(929)	$195,798	$65,276	$31,221	$(18,013)
Capital gains distributions received	23,106	740	292,722	107,349	517,324
Net realized gain (loss) on shares redeemed	7,024	(27,216)	51,620	29,836	38,977
Net change in unrealized appreciation (depreciation) on investments	43,915	(305,862)	200,212	245,721	211,870
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,116	(136,540)	609,830	414,127	750,158

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	181,932	3,796,594	1,141,922	1,265,599	2,358,859
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,195)	(514,698)	(61,000)	(85,871)	(59,298)
Net transfers between other subaccounts
or fixed rate option	(11,204)	1,042,530	1,479,158	721,920	1,336,864
Miscellaneous transactions	(210)	478	(328)	163	(531)
Other charges	(1,975)	(44,676)	(25,299)	(13,585)	(14,797)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	161,348	4,280,228	2,534,453	1,888,226	3,621,097

TOTAL INCREASE (DECREASE) IN NET ASSETS	234,464	4,143,688	3,144,283	2,302,353	4,371,255

NET ASSETS
Beginning of period	259,384	6,968,142	3,796,395	1,751,723	1,405,786
End of period	$493,848	$11,111,830	$6,940,678	$4,054,076	$5,777,041

Beginning units	19,993	649,092	316,405	144,129	127,950
Units issued	17,212	631,790	238,987	177,557	330,240
Units redeemed	(6,458)	(228,188)	(44,181)	(26,980)	(43,582)
Ending units	30,747	1,052,694	511,211	294,706	414,608

The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$192,295	$41,664	$45,424	$36,418	$(7,107)
Capital gains distributions received	530,355	—	184,142	42,867	29,166
Net realized gain (loss) on shares redeemed	129,141	20,300	(15,119)	5,615	4,755
Net change in unrealized appreciation (depreciation) on investments	1,267,454	689,856	(231,961)	148,097	(44,377)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,119,245	751,820	(17,514)	232,997	(17,563)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,929,977	2,592,892	1,975,717	2,003,059	1,007,037
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(564,423)	(88,013)	(101,358)	(24,332)	(13,636)
Net transfers between other subaccounts
or fixed rate option	7,415,837	1,569,753	3,276,936	788,215	791,025
Miscellaneous transactions	(4,158)	2,368	(7)	445	468
Other charges	(92,361)	(14,193)	(20,053)	(8,856)	(5,578)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	18,684,872	4,062,807	5,131,235	2,758,531	1,779,316

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,804,117	4,814,627	5,113,721	2,991,528	1,761,753

NET ASSETS
Beginning of period	4,478,798	939,667	953,044	649,562	290,476
End of period	$25,282,915	$5,754,294	$6,066,765	$3,641,090	$2,052,229

Beginning units	411,801	84,476	94,062	57,233	23,324
Units issued	1,867,079	340,958	564,654	230,139	138,756
Units redeemed	(242,749)	(17,654)	(52,865)	(5,516)	(6,399)
Ending units	2,036,131	407,780	605,851	281,856	155,681

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(40,289)	$22,133	$36,049	$5,267	$(13,124)
Capital gains distributions received	950,104	23,715	—	61,429	1,613,567
Net realized gain (loss) on shares redeemed	29,636	35,278	(3,101)	1,724	14,294
Net change in unrealized appreciation (depreciation) on investments	446,600	432,276	(107,958)	(54,706)	(1,048,017)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,386,051	513,402	(75,010)	13,714	566,720

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,230,317	2,493,768	1,130,497	1,019,499	1,475,688
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(235,787)	(106,532)	(35,594)	(48,358)	(32,291)
Net transfers between other subaccounts
or fixed rate option	3,661,891	1,287,392	546,842	1,039,963	1,714,394
Miscellaneous transactions	1,719	(2,206)	358	950	(1,368)
Other charges	(35,218)	(12,366)	(4,997)	(8,327)	(12,283)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,622,922	3,660,056	1,637,106	2,003,727	3,144,140

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,008,973	4,173,458	1,562,096	2,017,441	3,710,860

NET ASSETS
Beginning of period	2,248,404	1,054,151	223,850	707,846	382,005
End of period	$13,257,377	$5,227,609	$1,785,946	$2,725,287	$4,092,865

Beginning units	183,639	95,286	18,669	59,346	34,015
Units issued	762,348	327,954	144,163	165,727	270,307
Units redeemed	(51,149)	(39,428)	(10,484)	(5,478)	(18,016)
Ending units	894,838	383,812	152,348	219,595	286,306

The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$11,651	$7,789	$(5,882)	$14,164	$(7,047)
Capital gains distributions received	198,790	156,567	397,389	333,549	289,943
Net realized gain (loss) on shares redeemed	26,318	9,106	9,198	26,823	31,870
Net change in unrealized appreciation (depreciation) on investments	(75,275)	(104,356)	(248,324)	(126,620)	(110,321)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	161,484	69,106	152,381	247,916	204,445

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	623,139	323,567	1,229,914	631,035	1,356,684
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,166)	(15,280)	(23,892)	(26,082)	(26,576)
Net transfers between other subaccounts
or fixed rate option	230,209	719,669	669,564	1,333,695	273,915
Miscellaneous transactions	(778)	158	(877)	626	890
Other charges	(3,600)	(3,219)	(4,496)	(8,558)	(5,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	837,804	1,024,895	1,870,213	1,930,716	1,599,228

TOTAL INCREASE (DECREASE) IN NET ASSETS	999,288	1,094,001	2,022,594	2,178,632	1,803,673

NET ASSETS
Beginning of period	270,232	22,221	205,866	628,652	317,741
End of period	$1,269,520	$1,116,222	$2,228,460	$2,807,284	$2,121,414

Beginning units	23,989	1,932	17,747	55,794	27,863
Units issued	85,741	97,476	163,001	175,616	164,847
Units redeemed	(19,945)	(18,957)	(20,994)	(23,073)	(33,927)
Ending units	89,785	80,451	159,754	208,337	158,783

The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2021	1/1/2021	1/1/2021	1/4/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$37,470	$(41,088)	$(29,071)	$(237,969)	$(394)
Capital gains distributions received	683,852	549,612	210,299	—	—
Net realized gain (loss) on shares redeemed	100,477	119,069	1,576	(1,869)	28
Net change in unrealized appreciation (depreciation) on investments	862,547	(58,853)	285,886	26,989	5,274
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,684,346	568,740	468,690	(212,849)	4,908

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,980,698	6,132,601	1,889,581	—	148,538
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(379,985)	(91,241)	(291,493)	(1,598,425)	—
Net transfers between other subaccounts
or fixed rate option	3,765,310	1,737,397	3,475,061	42,205,107	7,329
Miscellaneous transactions	1,050	193	2,312	(1,890)	(23)
Other charges	(52,720)	(29,820)	(24,916)	(603)	(294)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,314,353	7,749,130	5,050,545	40,604,189	155,550

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,998,699	8,317,870	5,519,235	40,391,340	160,458

NET ASSETS
Beginning of period	3,796,848	3,514,166	2,004,572	—	—
End of period	$18,795,547	$11,832,036	$7,523,807	$40,391,340	$160,458

Beginning units	339,947	283,959	183,935	—	—
Units issued	1,233,826	697,858	493,142	5,399,685	15,158
Units redeemed	(139,249)	(121,000)	(53,987)	(1,046,352)	(70)
Ending units	1,434,524	860,817	623,090	4,353,333	15,088

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(592)	$(819)	$(3,059)	$(2,580)	$(424)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(20)	752	192	129	(15)
Net change in unrealized appreciation (depreciation) on investments	(707)	9,601	59,791	55,681	(2,631)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,319)	9,534	56,924	53,230	(3,070)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	418,339	143,995	1,373,157	1,442,718	118,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,466)	(5,030)	(16,122)	(6,032)	(2,796)
Net transfers between other subaccounts
or fixed rate option	84,051	499,612	417,481	102,377	110,108
Miscellaneous transactions	130	3	76	44	11
Other charges	(358)	(639)	(2,227)	(1,828)	(275)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	499,696	637,941	1,772,365	1,537,279	225,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	498,377	647,475	1,829,289	1,590,509	221,978

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$498,377	$647,475	$1,829,289	$1,590,509	$221,978

Beginning units	—	—	—	—	—
Units issued	48,975	60,825	171,991	148,332	22,836
Units redeemed	(308)	(1,941)	(1,582)	(767)	(316)
Ending units	48,667	58,884	170,409	147,565	22,520

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Focused Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)
	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*	4/26/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(6,495)	$(613)	$(597)	$(6,700)	$(1,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	240	822	3,274	5,689	518
Net change in unrealized appreciation (depreciation) on investments	54,183	8,532	9,226	125,834	33,522
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,928	8,741	11,903	124,823	33,008

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,699,217	449,496	299,691	3,249,388	700,629
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(44,882)	(19,950)	(275)	(31,349)	(11,504)
Net transfers between other subaccounts
or fixed rate option	1,582,897	15,896	85,951	377,318	52,965
Miscellaneous transactions	(190)	3	33	(1,153)	(44)
Other charges	(4,732)	(275)	(455)	(4,352)	(677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,232,310	445,170	384,945	3,589,852	741,369

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,280,238	453,911	396,848	3,714,675	774,377

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$4,280,238	$453,911	$396,848	$3,714,675	$774,377

Beginning units	—	—	—	—	—
Units issued	417,332	43,612	41,081	345,739	71,002
Units redeemed	(3,834)	(2,769)	(3,946)	(9,870)	(1,094)
Ending units	413,498	40,843	37,135	335,869	69,908

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)	Fidelity® VIP High Income Portfolio (Initial Class)
	4/26/2021*	4/26/2021*	4/26/2021*	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(6,753)	$(8,263)	$(18,310)	$(458)	$3,329
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	599	268	8,140	20	(4)
Net change in unrealized appreciation (depreciation) on investments	10,977	136,518	796,710	(1,981)	(2,537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,823	128,523	786,540	(2,419)	788

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,576,368	4,079,597	9,895,542	176,173	64,616
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(109,440)	(29,303)	(113,752)	(2,152)	(1,120)
Net transfers between other subaccounts
or fixed rate option	1,449,976	729,596	1,289,878	83,587	36,152
Miscellaneous transactions	158	(458)	(1,416)	—	—
Other charges	(5,141)	(5,222)	(11,163)	(121)	(67)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,911,921	4,774,210	11,059,089	257,487	99,581

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,916,744	4,902,733	11,845,629	255,068	100,369

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$3,916,744	$4,902,733	$11,845,629	$255,068	$100,369

Beginning units	—	—	—	—	—
Units issued	401,420	475,562	1,059,648	35,620	9,641
Units redeemed	(15,518)	(4,031)	(22,880)	(10,220)	(158)
Ending units	385,902	471,531	1,036,768	25,400	9,483

*Date subaccount became available for investment.

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard Capital Growth Portfolio	Vanguard Diversified Value Portfolio
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$1,014	$988	$6,025	$(976)	$(1,552)
Capital gains distributions received	11,344	2,234	12,381	3,543	1,708
Net realized gain (loss) on shares redeemed	1,187	1	262	107	2,015
Net change in unrealized appreciation (depreciation) on investments	33,422	3,749	75,777	21,593	62,128
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	46,967	6,972	94,445	24,267	64,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	677,197	45,542	578,683	281,255	480,498
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,270)	(471)	(8,975)	(268)	(2,233)
Net transfers between other subaccounts
or fixed rate option	(11,473)	24,153	170,277	54,886	222,493
Miscellaneous transactions	339	—	362	1	(85)
Other charges	—	(64)	(330)	(209)	(298)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	652,793	69,160	740,017	335,665	700,375

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,760	76,132	834,462	359,932	764,674

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$699,760	$76,132	$834,462	$359,932	$764,674

Beginning units	—	—	—	—	—
Units issued	55,744	6,867	66,393	26,398	58,001
Units redeemed	(5,513)	(53)	(826)	(233)	(4,145)
Ending units	50,231	6,814	65,567	26,165	53,856

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Vanguard Equity Income Portfolio	Vanguard International Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,367)	$(3,437)	$(1,161)	$2,920	$(792)
Capital gains distributions received	—	3,530	—	106,105	33,611
Net realized gain (loss) on shares redeemed	670	(143)	(2)	(87)	182
Net change in unrealized appreciation (depreciation) on investments	28,546	(53,410)	(536)	(87,321)	(727)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	27,849	(53,460)	(1,699)	21,617	32,274

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	183,860	715,104	154,728	176,169	239,254
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,733)	(7,931)	(947)	(1,323)	(758)
Net transfers between other subaccounts
or fixed rate option	224,045	254,767	169,732	75,639	71,241
Miscellaneous transactions	20	(42)	(1)	—	—
Other charges	(329)	(658)	(271)	(126)	(159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	402,863	961,240	323,241	250,359	309,578

TOTAL INCREASE (DECREASE) IN NET ASSETS	430,712	907,780	321,542	271,976	341,852

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$430,712	$907,780	$321,542	$271,976	$341,852

Beginning units	—	—	—	—	—
Units issued	36,725	61,619	32,885	20,662	22,527
Units redeemed	(2,675)	(478)	(168)	(2,080)	(246)
Ending units	34,050	61,141	32,717	18,582	22,281

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	ClearBridge Variable Aggressive Growth Portfolio (Class I)	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$15,136	$3,123	$9,919	$(5)	$142
Capital gains distributions received	50,345	10,024	—	—	761
Net realized gain (loss) on shares redeemed	137	104	21	517	(7)
Net change in unrealized appreciation (depreciation) on investments	165	(10,142)	(8,138)	—	(544)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,783	3,109	1,802	512	352

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,510,806	62,267	104,852	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29)	(1,717)	(2,523)	(132)	(338)
Net transfers between other subaccounts
or fixed rate option	11,323	90,608	169,392	(380)	25,895
Miscellaneous transactions	—	24	93	—	—
Other charges	(12)	(166)	(169)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,522,088	151,016	271,645	(512)	25,557

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,587,871	154,125	273,447	—	25,909

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,587,871	$154,125	$273,447	$—	$25,909

Beginning units	—	—	—	—	—
Units issued	127,187	12,250	23,023	1,898	1,905
Units redeemed	(4)	(215)	(234)	(1,898)	(25)
Ending units	127,183	12,035	22,789	—	1,880
***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***	1/1/2021***
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$3,157	$(255)	$(25)	$3,234	$(285)
Capital gains distributions received	22,445	5,969	—	6,928	8,385
Net realized gain (loss) on shares redeemed	437	182	263	1,228	(63)
Net change in unrealized appreciation (depreciation) on investments	11,572	4,388	—	(4,730)	(5,130)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,611	10,284	238	6,660	2,907

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	383,585	30,000	20,000	113,794	187,474
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,770)	—	(20,074)	(30,699)	(2,591)
Net transfers between other subaccounts
or fixed rate option	5,738	66,782	—	(747)	138
Miscellaneous transactions	82	—	(144)	—	8
Other charges	(220)	(211)	(20)	(161)	(144)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	382,415	96,571	(238)	82,187	184,885

TOTAL INCREASE (DECREASE) IN NET ASSETS	420,026	106,855	—	88,847	187,792

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$420,026	$106,855	$—	$88,847	$187,792

Beginning units	—	—	—	—	—
Units issued	36,037	7,275	1,691	9,166	12,597
Units redeemed	(4,573)	(131)	(1,691)	(2,467)	(171)
Ending units	31,464	7,144	—	6,699	12,426

***Subaccount became available for investment prior to 2021 but had no activity until 2021.
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Shares)	PSF PGIM Government Money Market Portfolio (Class III)
	10/1/2021*	10/1/2021*
	to	to
	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(132)	$23
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	—	—
Net change in unrealized appreciation (depreciation) on investments	1,793	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,661	23

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	298,954	112,082,019
Annuity payments	—	—
Surrenders, withdrawals and death benefits	—	(149,702)
Net transfers between other subaccounts
or fixed rate option	3,163	(78,164,139)
Miscellaneous transactions	—	1
Other charges	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	302,117	33,768,179

TOTAL INCREASE (DECREASE) IN NET ASSETS	303,778	33,768,202

NET ASSETS
Beginning of period	—	—
End of period	$303,778	$33,768,202

Beginning units	—	—
Units issued	19,408	6,667,175
Units redeemed	—	(3,291,860)
Ending units	19,408	3,375,315

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(840,163)	$(1,607,573)	$(2,243,028)	$(123,810)	$(146,107)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	4,980,530	17,985,683	688,154	928,986
Net change in unrealized appreciation (depreciation) on investments	—	4,224,066	22,798,445	35,245	171,816
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(840,163)	7,597,023	38,541,100	599,589	954,695

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,049,994	168,640	1,048,543	3,393	24,069
Annuity payments	(1,826,423)	(1,461,961)	(1,192,680)	(81,788)	(46,971)
Surrenders, withdrawals and death benefits	(24,536,647)	(16,150,293)	(21,602,101)	(882,430)	(1,411,771)
Net transfers between other subaccounts
or fixed rate option	23,323,674	742,623	(4,694,198)	(380,908)	218,846
Miscellaneous transactions	(12,232)	3,860	7,839	(109)	491
Other charges	(92,304)	(23,876)	(115,767)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,906,062	(16,721,007)	(26,548,364)	(1,341,842)	(1,215,336)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,065,899	(9,123,984)	11,992,736	(742,253)	(260,641)

NET ASSETS
Beginning of period	71,588,693	120,444,789	161,984,158	9,798,913	11,341,390
End of period	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

Beginning units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012
Units issued	35,289,020	587,824	310,174	8,390	146,750
Units redeemed	(34,323,620)	(6,148,282)	(6,216,208)	(387,398)	(544,423)
Ending units	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,529,128)	$(1,681,309)	$(26,880)	$(4,573,342)	$(702,467)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,593,968	1,517,238	(145,798)	25,967,642	4,485,414
Net change in unrealized appreciation (depreciation) on investments	(9,858,287)	5,572,663	379,125	38,881,287	2,450,552
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,206,553	5,408,592	206,447	60,275,587	6,233,499

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,070,276	351,017	417,065	53,811,407	114,812
Annuity payments	(1,531,533)	(1,127,226)	(9,309)	(2,181,432)	(215,232)
Surrenders, withdrawals and death benefits	(25,271,963)	(15,291,282)	(166,309)	(38,236,071)	(6,068,859)
Net transfers between other subaccounts
or fixed rate option	(38,989)	(128,077)	(10,235)	10,649,557	(1,385,175)
Miscellaneous transactions	10,262	4,968	(25)	(91)	310
Other charges	(231,767)	(153,720)	—	(648,642)	(55,649)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,993,714)	(16,344,320)	231,187	23,394,728	(7,609,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,787,161)	(10,935,728)	437,634	83,670,315	(1,376,294)

NET ASSETS
Beginning of period	201,569,261	123,607,544	2,334,747	334,880,167	53,522,368
End of period	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

Beginning units	53,910,439	22,358,575	499,987	66,893,091	15,989,977
Units issued	1,416,171	414,519	44,858	8,176,321	237,840
Units redeemed	(9,178,432)	(3,414,386)	(53,987)	(11,913,117)	(2,687,708)
Ending units	46,148,178	19,358,708	490,858	63,156,295	13,540,109
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,603,510)	$(680,816)	$(133,508)	$404,364	$(47,890)
Capital gains distributions received	—	—	699,080	1,013,377	13,095,027
Net realized gain (loss) on shares redeemed	54,876,359	4,526,906	257,361	248,061	1,376,261
Net change in unrealized appreciation (depreciation) on investments	90,232,978	2,388,806	1,200,033	(2,638,722)	(7,883,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	140,505,827	6,234,896	2,022,966	(972,920)	6,539,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	579,612	5,187,035	14,939	58,890	101,881
Annuity payments	(2,241,547)	(307,896)	(63,291)	(513,988)	(792,834)
Surrenders, withdrawals and death benefits	(44,797,218)	(6,003,192)	(1,584,519)	(5,273,538)	(7,628,244)
Net transfers between other subaccounts
or fixed rate option	(18,851,829)	(1,316,693)	(339,336)	(404,239)	(308,917)
Miscellaneous transactions	17,792	(5,129)	191	827	28,695
Other charges	(237,457)	(74,008)	(2,416)	(8,389)	(13,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(65,530,647)	(2,519,883)	(1,974,432)	(6,140,437)	(8,613,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,975,180	3,715,013	48,534	(7,113,357)	(2,073,800)

NET ASSETS
Beginning of period	292,760,657	64,098,961	17,711,123	54,376,302	63,440,392
End of period	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

Beginning units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062
Units issued	482,978	1,158,751	198,129	232,751	250,499
Units redeemed	(10,972,340)	(1,827,498)	(1,118,206)	(1,796,654)	(2,794,772)
Ending units	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(466,329)	$(22,131)	$(105,699)	$(945,621)	$158,068
Capital gains distributions received	4,335,255	—	612,440	4,371,226	492,289
Net realized gain (loss) on shares redeemed	3,082,014	(210,176)	835,534	6,007,764	834,776
Net change in unrealized appreciation (depreciation) on investments	8,108,003	6,267,755	814,156	8,733,117	(2,110,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,058,943	6,035,448	2,156,431	18,166,486	(625,662)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,021	41,654	15,575	209,143	55,308
Annuity payments	(785,038)	(201,474)	(342,195)	(448,370)	(95,945)
Surrenders, withdrawals and death benefits	(6,131,408)	(5,074,529)	(1,920,394)	(7,524,239)	(2,368,141)
Net transfers between other subaccounts
or fixed rate option	(2,091,941)	(447,253)	(890,483)	(2,259,231)	(589,057)
Miscellaneous transactions	1,194	38,497	386	1,893	(222)
Other charges	(12,242)	(9,090)	(4,233)	(12,138)	(3,176)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,947,414)	(5,652,195)	(3,141,344)	(10,032,942)	(3,001,233)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,111,529	383,253	(984,913)	8,133,544	(3,626,895)

NET ASSETS
Beginning of period	53,895,489	50,130,130	16,946,008	65,894,504	22,558,223
End of period	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

Beginning units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
Units issued	80,832	332,455	23,301	231,751	194,722
Units redeemed	(2,014,494)	(1,954,038)	(742,396)	(1,926,776)	(1,004,277)
Ending units	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300
The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF PGIM Jennison Focused Blend Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	PSF Small-Cap Value Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(330,880)	$(540,235)	$(135,803)	$(129,157)	$(930,675)
Capital gains distributions received	3,093,647	—	512,734	774,885	—
Net realized gain (loss) on shares redeemed	(184,655)	6,109,653	(780,090)	806,288	5,155,959
Net change in unrealized appreciation (depreciation) on investments	7,772,500	4,531,957	2,056,823	1,319,628	(5,072,861)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,350,612	10,101,375	1,653,664	2,771,644	(847,577)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,701	21,255	51,376	1,050	119,038
Annuity payments	(167,288)	(429,172)	(172,635)	(88,872)	(310,755)
Surrenders, withdrawals and death benefits	(3,778,080)	(5,831,626)	(3,013,488)	(1,054,102)	(8,750,289)
Net transfers between other subaccounts
or fixed rate option	(665,633)	(1,523,558)	(340,661)	(800,005)	1,775,051
Miscellaneous transactions	103,214	(5,962)	1,799	960	(6,798)
Other charges	(4,442)	(6,511)	(3,327)	(1,152)	(148,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,481,528)	(7,775,574)	(3,476,936)	(1,942,121)	(7,321,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,869,084	2,325,801	(1,823,272)	829,523	(8,169,428)

NET ASSETS
Beginning of period	22,471,530	40,233,435	22,037,812	9,101,885	75,214,600
End of period	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

Beginning units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926
Units issued	276,576	195,371	63,860	366,374	1,629,458
Units redeemed	(1,282,942)	(2,051,785)	(1,637,827)	(1,199,743)	(4,073,085)
Ending units	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(125,360)	$(1,551,982)	$(448,024)	$(2,806,579)	$(19,744,665)
Capital gains distributions received	822,765	—	—	—	—
Net realized gain (loss) on shares redeemed	851,963	16,487,015	2,342,884	18,009,393	140,810,732
Net change in unrealized appreciation (depreciation) on investments	1,098,738	22,675,965	5,769,272	(29,458,855)	(8,485,893)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,648,106	37,610,998	7,664,132	(14,256,041)	112,580,174

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,108	211,909	108,275	5,343,897	15,718,633
Annuity payments	(73,440)	(851,216)	(219,822)	(142,235)	(374,175)
Surrenders, withdrawals and death benefits	(1,551,639)	(13,718,073)	(3,397,230)	(15,406,417)	(96,117,998)
Net transfers between other subaccounts
or fixed rate option	(435,453)	(7,894,429)	(1,245,077)	6,452,315	(17,628,585)
Miscellaneous transactions	583	(4,105)	(334)	(2,531)	(36,031)
Other charges	(26,210)	(239,041)	(64,848)	(1,809,401)	(14,392,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,041,051)	(22,494,955)	(4,819,036)	(5,564,372)	(112,831,076)

TOTAL INCREASE (DECREASE) IN NET ASSETS	607,055	15,116,043	2,845,096	(19,820,413)	(250,902)

NET ASSETS
Beginning of period	10,042,436	97,759,295	29,334,647	243,120,309	1,414,258,699
End of period	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

Beginning units	3,816,433	23,411,279	13,517,561	10,351,681	96,112,523
Units issued	52,535	345,581	565,334	6,666,849	48,481,635
Units redeemed	(764,872)	(5,129,966)	(2,665,710)	(6,958,205)	(57,238,034)
Ending units	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124
The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,110,154)	$(2,509,233)	$(2,434,956)	$(1,174,824)	$(1,399,795)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(38,575,569)	12,986,622	24,906,149	(3,601,805)	(5,313,281)
Net change in unrealized appreciation (depreciation) on investments	42,550,839	(6,795,566)	26,397,161	(790,394)	5,272,847
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,134,884)	3,681,823	48,868,354	(5,567,023)	(1,440,229)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,371,234	12,235,568	4,697,744	981,028	2,639,397
Annuity payments	(108,951)	(38,820)	(48,575)	(886)	(154,478)
Surrenders, withdrawals and death benefits	(45,538,049)	(15,538,649)	(12,768,620)	(5,209,176)	(6,023,620)
Net transfers between other subaccounts
or fixed rate option	39,839,051	235,600	(18,165,163)	6,893,935	5,820,088
Miscellaneous transactions	29,420	9,348	9,535	(3,305)	(4,517)
Other charges	(5,691,631)	(1,491,432)	(1,600,749)	(770,564)	(894,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(98,926)	(4,588,385)	(27,875,828)	1,891,032	1,382,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,233,810)	(906,562)	20,992,526	(3,675,991)	(57,851)

NET ASSETS
Beginning of period	726,342,126	223,392,090	193,371,459	101,714,555	126,086,110
End of period	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

Beginning units	40,564,790	13,887,537	7,451,722	4,832,863	6,037,178
Units issued	24,117,585	6,786,337	4,117,463	4,506,280	5,191,202
Units redeemed	(24,599,633)	(6,800,193)	(5,238,740)	(4,318,530)	(5,095,902)
Ending units	40,082,742	13,873,681	6,330,445	5,020,613	6,132,478
The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,089,603)	$(4,422,318)	$(5,877,151)	$(3,236,395)	$(3,933,882)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,702,800	16,696,352	92,696,121	39,212,927	(7,997,748)
Net change in unrealized appreciation (depreciation) on investments	83,075,277	(15,865,318)	12,247,002	26,906,711	(1,436,436)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	155,688,474	(3,591,284)	99,065,972	62,883,243	(13,368,066)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,512,799	4,941,280	6,083,985	13,853,056	7,338,834
Annuity payments	(110,894)	(210,115)	(194,746)	(25,579)	(121,609)
Surrenders, withdrawals and death benefits	(40,811,009)	(26,599,806)	(32,103,378)	(23,248,556)	(16,204,215)
Net transfers between other subaccounts
or fixed rate option	(40,813,997)	27,645,742	(48,607,921)	348,410	20,815,178
Miscellaneous transactions	6,068	62,265	1,060	(18,508)	(4,371)
Other charges	(5,295,904)	(3,506,024)	(3,558,863)	(2,006,202)	(2,572,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(75,512,937)	2,333,342	(78,379,863)	(11,097,379)	9,250,992

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,175,537	(1,257,942)	20,686,109	51,785,864	(4,117,074)

NET ASSETS
Beginning of period	614,785,929	458,128,757	443,266,932	241,787,278	344,588,147
End of period	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

Beginning units	24,557,899	20,480,268	14,350,628	7,964,223	15,686,088
Units issued	11,560,814	12,041,449	5,353,511	4,163,217	12,908,840
Units redeemed	(14,966,785)	(11,820,775)	(7,974,829)	(4,241,107)	(12,438,392)
Ending units	21,151,928	20,700,942	11,729,310	7,886,333	16,156,536

The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,528,236)	$(2,805,515)	$(2,835,785)	$(154,178,554)	$(5,015,381)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,842,130	13,617,791	(30,728,171)	1,147,082,495	39,269,665
Net change in unrealized appreciation (depreciation) on investments	1,632,449	(37,569,457)	17,247,658	(127,528,069)	1,863,141
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,946,343	(26,757,181)	(16,316,298)	865,375,872	36,117,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,601,250	4,627,243	1,766,331	109,486,925	7,692,449
Annuity payments	(55,740)	(24,539)	(104,852)	(3,687,170)	(64,437)
Surrenders, withdrawals and death benefits	(27,832,553)	(13,673,553)	(13,686,960)	(679,392,722)	(25,906,502)
Net transfers between other subaccounts
or fixed rate option	35,966,093	(3,870,146)	30,255,234	(72,966,936)	(6,994,648)
Miscellaneous transactions	1,098	(9,646)	(19,347)	738,368	(7,984)
Other charges	(1,352,273)	(1,856,677)	(1,894,573)	(120,530,507)	(3,484,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,327,875	(14,807,318)	16,315,833	(766,352,042)	(28,765,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,274,218	(41,564,499)	(465)	99,023,830	7,351,860

NET ASSETS
Beginning of period	181,539,989	265,593,895	236,498,141	11,362,923,835	432,852,518
End of period	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

Beginning units	17,475,592	9,513,965	22,956,386	633,578,943	19,443,845
Units issued	11,802,770	5,915,841	22,625,903	281,142,664	9,873,335
Units redeemed	(9,988,328)	(6,710,537)	(21,935,379)	(339,819,172)	(11,608,147)
Ending units	19,290,034	8,719,269	23,646,910	574,902,435	17,709,033
The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,968,338)	$(21,094,662)	$(129,941,761)	$(37,774,364)	$(105,235,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,134,546	147,868,890	880,978,180	170,987,880	690,644,680
Net change in unrealized appreciation (depreciation) on investments	11,321,997	(107,158,142)	(18,526,117)	(126,621,270)	(2,077,094)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,488,205	19,616,086	732,510,302	6,592,246	583,332,471

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,226,760	19,513,808	123,275,457	15,687,327	107,693,350
Annuity payments	(121,581)	(1,104,709)	(2,468,185)	(702,701)	(4,792,158)
Surrenders, withdrawals and death benefits	(13,315,581)	(94,010,330)	(506,349,155)	(160,439,824)	(479,522,991)
Net transfers between other subaccounts
or fixed rate option	7,289,539	(6,159,997)	37,536,378	44,841,012	(78,669,388)
Miscellaneous transactions	40,279	24,618	359,279	19,374	347,848
Other charges	(1,883,668)	(16,617,546)	(92,570,304)	(24,573,610)	(75,283,036)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,764,252)	(98,354,156)	(440,216,530)	(125,168,422)	(530,226,375)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,723,953	(78,738,070)	292,293,772	(118,576,176)	53,106,096

NET ASSETS
Beginning of period	228,162,115	1,562,699,582	9,349,468,694	2,798,738,824	7,699,602,021
End of period	$235,886,068	$1,483,961,512	$9,641,762,466	$2,680,162,648	$7,752,708,117

Beginning units	15,795,883	103,043,783	502,215,202	199,718,618	445,608,466
Units issued	10,771,128	56,597,944	233,919,788	142,239,622	146,369,689
Units redeemed	(11,995,986)	(66,774,889)	(273,252,094)	(156,531,887)	(185,039,361)
Ending units	14,571,025	92,866,838	462,882,896	185,426,353	406,938,794
The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM® Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(64,200,588)	$(45,631,302)	$(166,781,024)	$(87,530,283)	$(14,025,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	349,994,372	301,764,633	594,959,298	761,246,134	189,329,065
Net change in unrealized appreciation (depreciation) on investments	(13,532,834)	(123,051,202)	(349,551,882)	(297,687,808)	130,885,464
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	272,260,950	133,082,129	78,626,392	376,028,043	306,188,967

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,705,977	30,132,295	93,640,883	51,958,402	28,421,222
Annuity payments	(5,997,428)	(1,092,084)	(2,419,983)	(1,648,480)	(322,208)
Surrenders, withdrawals and death benefits	(442,004,129)	(202,973,238)	(697,650,679)	(385,908,687)	(68,676,416)
Net transfers between other subaccounts
or fixed rate option	223,281,509	(10,577,333)	(14,265,913)	(68,216,945)	(70,415,887)
Miscellaneous transactions	18,064	487,378	53,420	311,655	58,589
Other charges	(43,221,767)	(35,465,372)	(135,811,137)	(67,147,088)	(8,586,652)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(196,217,774)	(219,488,354)	(756,453,409)	(470,651,143)	(119,521,352)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,043,176	(86,406,225)	(677,827,017)	(94,623,100)	186,667,615

NET ASSETS
Beginning of period	4,326,551,442	3,452,243,917	13,282,205,021	6,516,237,775	1,011,441,652
End of period	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675	$1,198,109,267

Beginning units	287,724,065	219,308,043	747,873,046	355,640,956	29,331,933
Units issued	109,145,043	110,456,000	501,566,345	160,371,559	12,339,017
Units redeemed	(124,720,188)	(130,754,598)	(571,835,983)	(195,582,117)	(15,494,382)
Ending units	272,148,920	199,009,445	677,603,408	320,430,398	26,176,568
The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,750,321)	$(3,913,563)	$(21,798,666)	$(1,525,665)	$(3,010,594)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	35,785,699	112,714,277	(4,121,595)	28,215,396
Net change in unrealized appreciation (depreciation) on investments	—	74,775,065	(3,140,794)	908,652	40,956,176
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,750,321)	106,647,201	87,774,817	(4,738,608)	66,160,978

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,922,762	6,420,986	21,632,477	2,482,652	6,960,590
Annuity payments	(713,607)	(161,593)	(985,202)	(63,189)	(16,140)
Surrenders, withdrawals and death benefits	(989,928,014)	(21,530,751)	(125,016,104)	(8,610,248)	(17,086,429)
Net transfers between other subaccounts
or fixed rate option	1,130,376,991	(23,217,539)	102,963,461	6,706,178	(18,187,413)
Miscellaneous transactions	6,723	14,774	(5,336)	7,530	18,874
Other charges	(2,033,541)	(2,379,236)	(14,074,180)	(922,107)	(2,563,657)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	166,631,314	(40,853,359)	(15,484,884)	(399,184)	(30,874,175)

TOTAL INCREASE (DECREASE) IN NET ASSETS	162,880,993	65,793,842	72,289,933	(5,137,792)	35,286,803

NET ASSETS
Beginning of period	231,233,374	291,500,833	1,556,275,469	138,311,904	284,222,319
End of period	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112	$319,509,122

Beginning units	25,141,413	10,768,468	126,832,694	10,844,652	17,069,907
Units issued	65,265,623	5,605,591	72,775,255	6,469,449	7,428,901
Units redeemed	(47,831,539)	(7,181,918)	(74,965,982)	(6,696,668)	(9,678,956)
Ending units	42,575,497	9,192,141	124,641,967	10,617,433	14,819,852
The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(68,612,284)	$(16,769,112)	$(864,599)	$(2,739,757)	$(3,666,078)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,533,128,348	71,855,848	2,490,179	(14,254,274)	5,639,771
Net change in unrealized appreciation (depreciation) on investments	(25,629,094)	16,143,223	(4,891,375)	33,758,643	346,384
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,438,886,970	71,229,959	(3,265,795)	16,764,612	2,320,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	(337,277)	18,421,053	1,772,158	2,171,084	5,823,455
Annuity payments	(1,240,488)	(533,480)	—	(34,291)	(16,528)
Surrenders, withdrawals and death benefits	(231,712,488)	(97,809,804)	(4,629,055)	(11,508,819)	(18,411,589)
Net transfers between other subaccounts
or fixed rate option	(1,420,950,020)	78,894,972	4,573,604	47,315,461	16,318,253
Miscellaneous transactions	(242,580)	5,839	(2,194)	(10,334)	(17,089)
Other charges	(64,697,841)	(12,095,465)	(572,577)	(2,006,325)	(2,528,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,719,180,694)	(13,116,885)	1,141,936	35,926,776	1,167,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	(280,293,724)	58,113,074	(2,123,859)	52,691,388	3,487,588

NET ASSETS
Beginning of period	1,430,637,933	1,323,030,911	72,740,737	209,425,032	322,702,223
End of period	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420	$326,189,811

Beginning units	97,350,144	97,267,211	3,975,860	20,056,051	13,918,412
Units issued	2,575,344,619	55,751,354	3,183,727	23,499,484	10,990,663
Units redeemed	(2,605,161,786)	(58,268,423)	(3,092,144)	(19,407,190)	(10,871,356)
Ending units	67,532,977	94,750,142	4,067,443	24,148,345	14,037,719
The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(52,792,265)	$(33,015,693)	$(28,009,931)	$(8,684)	$(2,338)
Capital gains distributions received	—	—	—	269,290	4,068
Net realized gain (loss) on shares redeemed	347,160,988	233,352,316	129,887,308	(7,361)	(107,956)
Net change in unrealized appreciation (depreciation) on investments	36,045,721	4,114,003	(8,401,210)	(42,933)	178,031
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	330,414,444	204,450,626	93,476,167	210,312	71,805

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,381,925	27,248,522	24,311,439	684	—
Annuity payments	(651,724)	(289,241)	(265,701)	—	—
Surrenders, withdrawals and death benefits	(228,393,000)	(122,621,511)	(118,657,585)	(53,303)	(43,754)
Net transfers between other subaccounts
or fixed rate option	(35,184,869)	(33,275,781)	(1,406,713)	426,349	(49,886)
Miscellaneous transactions	200,037	105,229	9,487	137	13
Other charges	(44,063,881)	(26,912,009)	(23,881,638)	(6,183)	(4,127)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(279,711,512)	(155,744,791)	(119,890,711)	367,684	(97,754)

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,702,932	48,705,835	(26,414,544)	577,996	(25,949)

NET ASSETS
Beginning of period	3,953,412,159	2,498,497,577	2,145,046,266	628,207	531,930
End of period	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203	$505,981

Beginning units	262,439,579	150,690,822	154,761,803	19,397	25,230
Units issued	131,776,692	89,113,316	96,519,043	18,240	17,502
Units redeemed	(158,399,706)	(102,203,641)	(109,253,503)	(8,543)	(24,176)
Ending units	235,816,565	137,600,497	142,027,343	29,094	18,556

The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,204)	$(22,606)	$(4,835)	$(9,092)	$(3,742)
Capital gains distributions received	49,354	274,453	10,493	72,700	44,758
Net realized gain (loss) on shares redeemed	(10,547)	(601)	(5,611)	(46,783)	(93,210)
Net change in unrealized appreciation (depreciation) on investments	(71,613)	(20,269)	81,282	139,818	20,238
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(37,010)	230,977	81,329	156,643	(31,956)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,141	57,498	5,829	33,731	20,770
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(49,410)	(159,058)	(65,088)	(28,918)	(29,040)
Net transfers between other subaccounts
or fixed rate option	78,560	639,453	37,826	154,673	31,708
Miscellaneous transactions	(115)	(24)	(44)	(10)	1
Other charges	(5,526)	(14,964)	(4,011)	(5,142)	(3,272)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,650	522,905	(25,488)	154,334	20,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,360)	753,882	55,841	310,977	(11,789)

NET ASSETS
Beginning of period	696,265	1,716,775	507,292	590,038	622,389
End of period	$687,905	$2,470,657	$563,133	$901,015	$610,600

Beginning units	46,362	57,942	22,179	27,618	30,012
Units issued	52,068	55,086	13,450	29,743	22,838
Units redeemed	(52,364)	(36,254)	(14,780)	(21,837)	(21,539)
Ending units	46,066	76,774	20,849	35,524	31,311
The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$1,513	$(5,689)	$(2,628)	$(296)	$2,482
Capital gains distributions received	9,019	78,246	28,651	—	121,469
Net realized gain (loss) on shares redeemed	(26,754)	(90,324)	(35,634)	(6,959)	(12,673)
Net change in unrealized appreciation (depreciation) on investments	(12,304)	95,528	8,963	10,651	(145,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(28,526)	77,761	(648)	3,396	(34,221)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(41,755)	(65,158)	(12,954)	(2,950)	(76,334)
Net transfers between other subaccounts
or fixed rate option	59,577	184,041	18,274	25,171	22,020
Miscellaneous transactions	30	(2,297)	—	40	4
Other charges	(2,913)	(3,441)	(1,593)	(551)	(5,531)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,939	113,145	3,727	21,710	(59,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,587)	190,906	3,079	25,106	(94,062)

NET ASSETS
Beginning of period	337,647	526,324	234,494	78,553	656,699
End of period	$324,060	$717,230	$237,573	$103,659	$562,637

Beginning units	17,714	21,455	11,599	6,400	31,349
Units issued	17,353	21,739	10,459	7,826	15,113
Units redeemed	(15,667)	(18,898)	(10,238)	(5,735)	(17,668)
Ending units	19,400	24,296	11,820	8,491	28,794
The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Allspring VT International Equity Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(17,586)	$797	$(4,371,143)	$(1,129,357)	$1,506
Capital gains distributions received	126,829	164,034	—	—	—
Net realized gain (loss) on shares redeemed	3,359	1,012	50,882,209	819,798	(34,224)
Net change in unrealized appreciation (depreciation) on investments	187,615	(173,360)	92,543,648	759,053	29,818
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	300,217	(7,517)	139,054,714	449,494	(2,900)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	20,511,886	—	—
Annuity payments	—	—	(15,025)	—	(15,207)
Surrenders, withdrawals and death benefits	(50,454)	(30,284)	(22,404,367)	(11,764,115)	(14,127)
Net transfers between other subaccounts
or fixed rate option	25,793	427,214	36,451,130	40,504,327	2,355
Miscellaneous transactions	—	—	18,037	1,694	(1)
Other charges	(9,095)	(6,392)	(2,752,986)	(25,239)	(322)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(33,756)	390,538	31,808,675	28,716,667	(27,302)

TOTAL INCREASE (DECREASE) IN NET ASSETS	266,461	383,021	170,863,389	29,166,161	(30,202)

NET ASSETS
Beginning of period	1,219,366	917,740	280,800,468	35,106,708	155,650
End of period	$1,485,827	$1,300,761	$451,663,857	$64,272,869	$125,448

Beginning units	47,671	51,751	9,348,489	2,778,380	8,706
Units issued	19,645	43,879	6,459,504	4,120,590	161
Units redeemed	(22,306)	(27,019)	(5,276,076)	(1,886,726)	(2,116)
Ending units	45,010	68,611	10,531,917	5,012,244	6,751
The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(11,190)	$(6,099)	$(386,051)	$(12,069,845)	$(25,452,682)
Capital gains distributions received	52,983	19,942	—	—	—
Net realized gain (loss) on shares redeemed	49,185	45,748	1,725,768	83,834,786	121,398,522
Net change in unrealized appreciation (depreciation) on investments	148,684	111,512	(761,656)	45,354,629	(76,456,249)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	239,662	171,103	578,061	117,119,570	19,489,591

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	86,923,296	23,738,883
Annuity payments	—	—	—	(12,006)	(2,519,958)
Surrenders, withdrawals and death benefits	(88,552)	(123,364)	(3,132,926)	(178,599,177)	(111,794,838)
Net transfers between other subaccounts
or fixed rate option	(62,909)	(52,117)	(1,957,909)	(31,171,841)	(4,197,557)
Miscellaneous transactions	69	—	(98)	(9,814)	25,959
Other charges	(1,771)	(612)	(22,371)	(4,016,726)	(19,024,693)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(153,163)	(176,093)	(5,113,304)	(126,886,268)	(113,772,204)

TOTAL INCREASE (DECREASE) IN NET ASSETS	86,499	(4,990)	(4,535,243)	(9,766,698)	(94,282,613)

NET ASSETS
Beginning of period	666,156	421,677	20,774,013	1,259,103,617	1,941,764,419
End of period	$752,655	$416,687	$16,238,770	$1,249,336,919	$1,847,481,806

Beginning units	123,972	15,549	1,784,535	80,749,045	142,439,369
Units issued	187	386	1,400,102	11,261,476	72,553,280
Units redeemed	(24,983)	(6,058)	(1,874,177)	(16,908,983)	(84,013,866)
Ending units	99,176	9,877	1,310,460	75,101,538	130,978,783
The accompanying notes are an integral part of these financial statements.
A118

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(10,414)	$(4,841,167)	$(119,843)	$(10,391,899)	$(72,717)
Capital gains distributions received	75,495	—	—	—	—
Net realized gain (loss) on shares redeemed	101,629	17,725,168	431,306	20,268,742	106,516
Net change in unrealized appreciation (depreciation) on investments	31,039	6,213,125	(2,060)	44,850,776	494,586
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,749	19,097,126	309,403	54,727,619	528,385

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,688,678	—	64,373,509	875,860
Annuity payments	—	(56,317)	—	(12,708)	—
Surrenders, withdrawals and death benefits	(411,164)	(37,590,122)	(631,731)	(37,238,961)	(523,289)
Net transfers between other subaccounts
or fixed rate option	2,071	84,319,185	(1,101,605)	81,064,322	916,291
Miscellaneous transactions	(109)	50	(117)	41,090	(90)
Other charges	(1,689)	(3,588,551)	(4,952)	(9,469,446)	(32,949)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(410,891)	67,772,923	(1,738,405)	98,757,806	1,235,823

TOTAL INCREASE (DECREASE) IN NET ASSETS	(213,142)	86,870,049	(1,429,002)	153,485,425	1,764,208

NET ASSETS
Beginning of period	1,327,499	361,679,280	5,938,992	748,646,648	8,185,051
End of period	$1,114,357	$448,549,329	$4,509,990	$902,132,073	$9,949,259

Beginning units	52,364	30,278,075	573,165	48,939,188	713,567
Units issued	1,380	22,467,775	582,509	44,112,092	288,506
Units redeemed	(16,922)	(16,762,152)	(741,042)	(38,652,394)	(177,053)
Ending units	36,822	35,983,698	414,632	54,398,886	825,020
The accompanying notes are an integral part of these financial statements.
A119

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,494,133)	$(95,802)	$(2,112,259)	$(291,031,380)	$(215,991)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,234,407	629,329	8,767,544	100,788,814	931,561
Net change in unrealized appreciation (depreciation) on investments	2,590,383	(215,599)	(4,850,236)	1,736,183,433	3,473,415
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,330,657	317,928	1,805,049	1,545,940,867	4,188,985

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,960,486	—	6,641,683	1,222,114,826	2,503,877
Annuity payments	—	—	(25,484)	(6,047,077)	—
Surrenders, withdrawals and death benefits	(10,947,239)	(1,327,352)	(10,423,261)	(866,849,555)	(2,247,574)
Net transfers between other subaccounts
or fixed rate option	24,606,761	(2,192,381)	8,349,218	7,228,755	20,162,211
Miscellaneous transactions	(1,916)	(2)	(5,689)	170,342	(5,534)
Other charges	(1,651,768)	(2,519)	(1,346,955)	(1,571,703)	(109,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,966,324	(3,522,254)	3,189,512	355,045,588	20,303,486

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,296,981	(3,204,326)	4,994,561	1,900,986,455	24,492,471

NET ASSETS
Beginning of period	205,539,794	4,632,739	174,580,298	14,186,157,125	18,744,121
End of period	$228,836,775	$1,428,413	$179,574,859	$16,087,143,580	$43,236,592

Beginning units	10,037,461	460,011	8,907,359	1,169,849,264	989,205
Units issued	6,946,968	1,126,155	6,266,661	57,099,759	1,554,471
Units redeemed	(5,889,648)	(1,454,473)	(6,166,867)	(26,571,792)	(368,951)
Ending units	11,094,781	131,693	9,007,153	1,200,377,231	2,174,725
The accompanying notes are an integral part of these financial statements.
A120

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(169,967)	$(34,109,688)	$(691,511)	$(556,075)	$(5,782,362)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,484,262	(44,268,961)	2,087,205	1,497,190	(17,685,028)
Net change in unrealized appreciation (depreciation) on investments	(428,241)	262,920,743	22,220,998	9,323,484	24,384,060
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	886,054	184,542,094	23,616,692	10,264,599	916,670

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	198,470,044	8,005,833	7,085,173	19,123,002
Annuity payments	—	(71,363)	—	—	(46,198)
Surrenders, withdrawals and death benefits	(1,379,740)	(57,971,001)	(3,699,577)	(4,353,777)	(9,305,820)
Net transfers between other subaccounts
or fixed rate option	(5,704,237)	83,488,901	31,292,318	15,993,731	7,056,398
Miscellaneous transactions	(1,643)	1,608	3,181	6,388	59,288
Other charges	(3,283)	(33,772,820)	(615,745)	(522,635)	(5,974,180)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,088,903)	190,145,369	34,986,010	18,208,880	10,912,490

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,202,849)	374,687,463	58,602,702	28,473,479	11,829,160

NET ASSETS
Beginning of period	9,011,336	2,705,785,927	84,134,709	79,837,458	501,323,889
End of period	$2,808,487	$3,080,473,390	$142,737,411	$108,310,937	$513,153,049

Beginning units	775,633	185,523,738	5,889,529	5,864,132	39,352,456
Units issued	1,622,529	168,557,103	3,987,963	2,517,210	35,037,728
Units redeemed	(2,177,742)	(165,740,156)	(900,140)	(840,926)	(35,902,951)
Ending units	220,420	188,340,685	8,977,352	7,540,416	38,487,233
The accompanying notes are an integral part of these financial statements.
A121

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Global Bond Portfolio	AST QMA International Core Equity Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(429,082)	$(301,390)	$(48,873)	$422,376	$544,861
Capital gains distributions received	—	—	—	3,603,840	—
Net realized gain (loss) on shares redeemed	4,340,193	91,625	(77,812)	243,826	(59,968)
Net change in unrealized appreciation (depreciation) on investments	(1,471,608)	1,800,035	689,053	6,432,217	445,009
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,439,503	1,590,270	562,368	10,702,259	929,902

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,868,229	1,239,320	6,818,813	2,635,882
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,455,934)	(1,819,289)	(364,236)	(2,602,115)	(1,518,078)
Net transfers between other subaccounts
or fixed rate option	(28,026,529)	195,173,993	(130,040)	(758,892)	(574,613)
Miscellaneous transactions	(399)	(691)	147	(12,070)	(17,901)
Other charges	(7,487)	(234,183)	(44,911)	(290,665)	(116,977)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,490,349)	194,988,059	700,280	3,155,071	408,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,050,846)	196,578,329	1,262,648	13,857,330	1,338,215

NET ASSETS
Beginning of period	39,139,788	3,343,792	8,847,390	51,164,311	19,836,538
End of period	$9,088,942	$199,922,121	$10,110,038	$65,021,641	$21,174,753

Beginning units	3,763,466	294,708	779,029	4,130,433	1,594,168
Units issued	1,738,890	18,590,525	206,499	880,204	356,394
Units redeemed	(4,690,901)	(364,528)	(137,435)	(551,368)	(293,025)
Ending units	811,455	18,520,705	848,093	4,459,269	1,657,537

The accompanying notes are an integral part of these financial statements.
A122

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(286,037)	$(3,866)	$(28,881)	$(61,046)	$(12,405,304)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,668,736	151,518	1,337,572	1,306,738	(41,222,916)
Net change in unrealized appreciation (depreciation) on investments	(2,235,742)	397,556	(744,323)	(15,488)	207,453,953
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,146,957	545,208	564,368	1,230,204	153,825,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	37,120	—	—	149,220,241
Annuity payments	—	(36,550)	—	—	—
Surrenders, withdrawals and death benefits	(2,242,996)	(659,205)	(285,397)	(751,806)	(12,945,911)
Net transfers between other subaccounts
or fixed rate option	(22,157,526)	310,949	(9,606,395)	(19,181,564)	47,950,689
Miscellaneous transactions	(909)	(182)	(62)	33	35,857
Other charges	(6,686)	(20,427)	(997)	(255)	(12,987,376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,408,117)	(368,295)	(9,892,851)	(19,933,592)	171,273,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,261,160)	176,913	(9,328,483)	(18,703,388)	325,099,233

NET ASSETS
Beginning of period	34,236,610	5,936,983	9,328,972	18,740,957	902,733,300
End of period	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

Beginning units	3,296,447	450,706	886,651	1,765,543	78,974,701
Units issued	1,770,637	58,341	134,893	91,574	68,184,789
Units redeemed	(4,017,589)	(90,742)	(1,021,503)	(1,853,962)	(57,964,718)
Ending units	1,049,495	418,305	41	3,155	89,194,772
The accompanying notes are an integral part of these financial statements.
A123

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,495,295)	$(2,796,143)	$(2,031,924)	$(14,589)	$(12,034)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,966,340	(15,521,590)	(7,854,637)	(2,043)	(2,189)
Net change in unrealized appreciation (depreciation) on investments	2,296,752	47,550,559	30,588,401	96,893	83,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,767,797	29,232,826	20,701,840	80,261	69,480

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	68,298,793	52,019,532	3,069,051	2,622,006
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,804,641)	(1,505,941)	(2,560,633)	(36,338)	(24,599)
Net transfers between other subaccounts
or fixed rate option	39,112,739	13,981,118	10,971,226	(7,957)	628
Miscellaneous transactions	(23,408)	(5,491)	2,707	(226)	(201)
Other charges	(45,039)	(2,676,464)	(2,152,828)	(13)	(13)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,239,651	78,092,015	58,280,004	3,024,517	2,597,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,007,448	107,324,841	78,981,844	3,104,778	2,667,301

NET ASSETS
Beginning of period	10,321,213	172,193,950	128,248,860	279,446	279,683
End of period	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

Beginning units	920,350	14,124,356	10,889,077	27,773	27,742
Units issued	14,357,715	19,078,764	12,273,843	314,722	267,137
Units redeemed	(11,843,050)	(13,565,752)	(7,767,819)	(27,493)	(20,831)
Ending units	3,435,015	19,637,368	15,395,101	315,002	274,048
The accompanying notes are an integral part of these financial statements.
A124

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/2/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,757)	$(27,625)	$(12,914)	$(83,154)	$(536,377)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(380)	2,291	(2,624)	(464,972)	184,447
Net change in unrealized appreciation (depreciation) on investments	97,227	205,497	84,999	2,081,056	(612,182)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	84,090	180,163	69,461	1,532,930	(964,112)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,049,019	5,183,482	3,518,323	5,543,074	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(26,918)	(60,212)	(27,405)	(8,954)	(5,661,020)
Net transfers between other subaccounts
or fixed rate option	(6,690)	280,708	8,982	1,511,442	65,545,955
Miscellaneous transactions	(763)	(525)	(351)	1,068	(429)
Other charges	(20)	(92)	(13)	(69,418)	(1,704)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,014,628	5,403,361	3,499,536	6,977,212	59,882,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,098,718	5,583,524	3,568,997	8,510,142	58,918,690

NET ASSETS
Beginning of period	262,315	644,313	279,388	1,099,409	—
End of period	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

Beginning units	26,072	63,601	27,768	106,726	—
Units issued	414,393	586,011	343,373	1,015,604	8,043,713
Units redeemed	(34,517)	(71,448)	(20,983)	(297,830)	(2,731,836)
Ending units	405,948	578,164	350,158	824,500	5,311,877

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A125

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$—	$(55)	$(41)	$828	$(2)
Capital gains distributions received	1	389	314	4	—
Net realized gain (loss) on shares redeemed	—	61	(2)	(1)	—
Net change in unrealized appreciation (depreciation) on investments	219	6,648	1,142	(153)	376
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	220	7,043	1,413	678	374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	102,097	25,663	40,247	4,200
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14)	(77)	(64)	(47)	(4)
Net transfers between other subaccounts
or fixed rate option	10,808	(918)	—	9,847	2,500
Miscellaneous transactions	43	319	—	—	52
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,837	101,421	25,599	50,047	6,748

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,057	108,464	27,012	50,725	7,122

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$11,057	$108,464	$27,012	$50,725	$7,122

Beginning units	—	—	—	—	—
Units issued	913	7,167	2,042	4,776	512
Units redeemed	(1)	(75)	(5)	(5)	(0) (1)
Ending units	912	7,092	2,037	4,771	512

*Date subaccount became available for investment.

(1) Amount is less than 1 unit.
The accompanying notes are an integral part of these financial statements.
A126

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(138)	$(18)	$(68)	$—	$(3)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	2	8	—	—
Net change in unrealized appreciation (depreciation) on investments	11,576	793	3,398	4	124
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,444	777	3,338	4	121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	851,883	—	48,318	2,951	14,637
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(348)	(107)	(74)	(1)	(7)
Net transfers between other subaccounts
or fixed rate option	72,287	56,525	11	—	—
Miscellaneous transactions	—	—	146	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	923,822	56,418	48,401	2,950	14,630

TOTAL INCREASE (DECREASE) IN NET ASSETS	935,266	57,195	51,739	2,954	14,751

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$935,266	$57,195	$51,739	$2,954	$14,751

Beginning units	—	—	—	—	—
Units issued	86,962	5,440	4,573	286	1,300
Units redeemed	(33)	(11)	(7)	(0) (1)	(1)
Ending units	86,929	5,429	4,566	286	1,299

*Date subaccount became available for investment.

(1) Amount is less than 1 unit.
The accompanying notes are an integral part of these financial statements.
A127

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Market Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(23)	$(6)	$(48)	$(534)	$(71)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	—	2	20,081	3
Net change in unrealized appreciation (depreciation) on investments	340	76	3,087	9,773	1,876
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	317	70	3,041	29,320	1,808

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,352	21,644	—	171,317	60,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1)	(6)	(14)	(4)	(69)
Net transfers between other subaccounts
or fixed rate option	—	4,103	68,339	(69,071)	74
Miscellaneous transactions	(7)	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,344	25,741	68,325	102,242	60,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,661	25,811	71,366	131,562	61,813

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$28,661	$25,811	$71,366	$131,562	$61,813

Beginning units	—	—	—	—	—
Units issued	3,326	2,479	6,341	23,851	5,768
Units redeemed	(73)	(1)	(1)	(12,465)	(7)
Ending units	3,253	2,478	6,340	11,386	5,761

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A128

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(123)	$(24)	$(3)	$(59)	$(22)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5	4	—	10	—
Net change in unrealized appreciation (depreciation) on investments	3,942	1,562	52	2,381	147
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,824	1,542	49	2,332	125

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,537	9,442	6,000	49,500	22,306
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35)	(21)	(6)	(58)	(15)
Net transfers between other subaccounts
or fixed rate option	20	320	—	(263)	8,375
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,522	9,741	5,994	49,179	30,666

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,346	11,283	6,043	51,511	30,791

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$75,346	$11,283	$6,043	$51,511	$30,791

Beginning units	—	—	—	—	—
Units issued	6,936	864	584	4,677	2,975
Units redeemed	(3)	(2)	(1)	(30)	(1)
Ending units	6,933	862	583	4,647	2,974

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A129

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Washington Mutual Investors Fund (Class 1)	American Funds IS The Bond Fund of America (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$3,474	$1,027	$581	$370	$50
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	(11)	(1)	134	—
Net change in unrealized appreciation (depreciation) on investments	3,105	134	(101)	17,911	499
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,585	1,150	479	18,415	549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	140,625	79,151	30,906	304,680	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(358)	—	(107)	(53)	(27)
Net transfers between other subaccounts
or fixed rate option	138,813	—	11,857	11,614	24,113
Miscellaneous transactions	46	(8)	—	60	73
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	279,126	79,143	42,656	316,301	24,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,711	80,293	43,135	334,716	24,708

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$285,711	$80,293	$43,135	$334,716	$24,708

Beginning units	—	—	—	—	—
Units issued	26,125	7,610	4,061	24,617	2,244
Units redeemed	(33)	(121)	(10)	(474)	(3)
Ending units	26,092	7,489	4,051	24,143	2,241

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A130

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$277	$6,184	$(9)	$1,155	$207
Capital gains distributions received	—	3,191	629	8,781	790
Net realized gain (loss) on shares redeemed	—	24	(1)	19	1
Net change in unrealized appreciation (depreciation) on investments	(178)	12,007	(208)	9,309	589
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	99	21,406	411	19,264	1,587

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,500	—	42,880	—	19,247
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(501)	(17)	(524)	(49)
Net transfers between other subaccounts
or fixed rate option	—	278,590	5,807	290,202	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	21,500	278,089	48,670	289,678	19,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,599	299,495	49,081	308,942	20,785

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$21,599	$299,495	$49,081	$308,942	$20,785

Beginning units	—	—	—	—	—
Units issued	2,005	28,751	3,789	29,773	1,764
Units redeemed	—	(48)	(1)	(51)	(5)
Ending units	2,005	28,703	3,788	29,722	1,759

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A131

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(15)	$39	$291	$66	$1,203
Capital gains distributions received	—	—	—	—	15
Net realized gain (loss) on shares redeemed	—	—	—	627	11
Net change in unrealized appreciation (depreciation) on investments	23	(51)	(325)	13	5,330
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8	(12)	(34)	706	6,559

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	15,000	7,947	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(95)	(39)	(14)	(6)	(225)
Net transfers between other subaccounts
or fixed rate option	23,950	17,420	—	(3,769)	113,052
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,855	17,381	14,986	4,172	112,827

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,863	17,369	14,952	4,878	119,386

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$23,863	$17,369	$14,952	$4,878	$119,386

Beginning units	—	—	—	—	—
Units issued	2,388	1,748	1,502	834	10,182
Units redeemed	(9)	(4)	(1)	(381)	(19)
Ending units	2,379	1,744	1,501	453	10,163

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A132

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(49)	$1,213	$—	$(48)	$426
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,398	1,508	—	4,139	(1)
Net change in unrealized appreciation (depreciation) on investments	—	37,554	202	—	(226)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,349	40,275	202	4,091	199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,083	—	6,886	22,717	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,247)	(2)	—	(43)
Net transfers between other subaccounts
or fixed rate option	(28,324)	278,590	—	(28,547)	10,886
Miscellaneous transactions	892	(719)	—	1,739	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,349)	276,624	6,884	(4,091)	10,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	316,899	7,086	—	11,042

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$—	$316,899	$7,086	$—	$11,042

Beginning units	—	—	—	—	—
Units issued	2,363	29,193	534	3,129	1,086
Units redeemed	(2,363)	(2,777)	(0) (1)	(3,129)	(4)
Ending units	—	26,416	534	—	1,082

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.
The accompanying notes are an integral part of these financial statements.
A133

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1)	$1	$40	$1,098	$471
Capital gains distributions received	—	—	—	—	128
Net realized gain (loss) on shares redeemed	—	—	8	2,631	279
Net change in unrealized appreciation (depreciation) on investments	(18)	114	3,026	27,719	(209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19)	115	3,074	31,448	669

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	22,209	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(8)	(79)	(1,973)	(241)
Net transfers between other subaccounts
or fixed rate option	5,000	3,485	6,131	281,088	14,989
Miscellaneous transactions	55	—	—	(1,094)	(79)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,055	3,477	28,261	278,021	14,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,036	3,592	31,335	309,469	15,338

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$5,036	$3,592	$31,335	$309,469	$15,338

Beginning units	—	—	—	—	—
Units issued	431	334	2,656	32,324	3,780
Units redeemed	—	(1)	(7)	(5,562)	(2,322)
Ending units	431	333	2,649	26,762	1,458

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A134

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(104)	$(45)	$7	$(104)	$2,192
Capital gains distributions received	17	—	—	18,353	—
Net realized gain (loss) on shares redeemed	14,586	3,041	29	25	2
Net change in unrealized appreciation (depreciation) on investments	557	—	1,003	12,927	(365)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,056	2,996	1,039	31,201	1,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,459	22,197	4,721	—	79,150
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12)	—	(10)	(531)	(208)
Net transfers between other subaccounts
or fixed rate option	(53,449)	(25,439)	(191)	284,397	52,255
Miscellaneous transactions	(1,645)	246	—	—	(1)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,647)	(2,996)	4,520	283,866	131,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,409	—	5,559	315,067	133,025

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$11,409	$—	$5,559	$315,067	$133,025

Beginning units	—	—	—	—	—
Units issued	5,129	2,756	517	23,144	12,600
Units redeemed	(4,368)	(2,756)	(19)	(39)	(67)
Ending units	761	—	498	23,105	12,533

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A135

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$230	$(16)	$(52)	$(1)	$1,659
Capital gains distributions received	—	—	—	—	3,036
Net realized gain (loss) on shares redeemed	—	14	6	—	3,132
Net change in unrealized appreciation (depreciation) on investments	85	2,195	3,110	41	70,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	315	2,193	3,064	40	77,874

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,781	10,550	60,871	—	448,369
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18)	(30)	(87)	—	(19,562)
Net transfers between other subaccounts
or fixed rate option	175	2,328	281	4,999	280,640
Miscellaneous transactions	—	41	—	47	534
Other charges	—	—	—	—	(1,022)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,938	12,889	61,065	5,046	708,959

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,253	15,082	64,129	5,086	786,833

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$9,253	$15,082	$64,129	$5,086	$786,833

Beginning units	—	—	—	—	—
Units issued	880	1,202	5,392	432	61,953
Units redeemed	(2)	(18)	(8)	—	(3,554)
Ending units	878	1,184	5,384	432	58,399

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A136

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(428)	$(13,137)	$58	$(5,855)	$(2,211)
Capital gains distributions received	9,225	—	3,126	120,242	73,082
Net realized gain (loss) on shares redeemed	(2,101)	24,883	(405)	4,368	(1,332)
Net change in unrealized appreciation (depreciation) on investments	33,347	843,573	18,383	392,510	213,720
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,043	855,319	21,162	511,265	283,259

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	156,587	2,599,043	117,222	1,171,801	353,026
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(42,042)	(60,062)	(37,032)	(52,730)	(46,533)
Net transfers between other subaccounts
or fixed rate option	196,732	4,181,217	48,506	1,792,833	860,449
Miscellaneous transactions	(122)	2,529	(182)	1,369	(81)
Other charges	(386)	(10,300)	(294)	(4,903)	(1,860)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	310,769	6,712,427	128,220	2,908,370	1,165,001

TOTAL INCREASE (DECREASE) IN NET ASSETS	350,812	7,567,746	149,382	3,419,635	1,448,260

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

Beginning units	—	—	—	—	—
Units issued	30,392	555,161	16,542	239,669	96,938
Units redeemed	(4,483)	(37,297)	(5,067)	(8,376)	(10,384)
Ending units	25,909	517,864	11,475	231,293	86,554

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A137

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$28	$112,845	$26,908	$11,833	$(1,241)
Capital gains distributions received	2,985	—	44,206	18,164	503
Net realized gain (loss) on shares redeemed	(547)	4,866	175	9,531	1,900
Net change in unrealized appreciation (depreciation) on investments	14,647	62,090	256,914	147,601	66,212
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,113	179,801	328,203	187,129	67,374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	179,597	2,447,739	1,886,828	672,423	391,781
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,337)	(93,776)	(49,455)	(51,098)	(4,184)
Net transfers between other subaccounts
or fixed rate option	73,150	4,446,518	1,634,885	946,135	951,140
Miscellaneous transactions	(2)	(670)	318	(130)	483
Other charges	(137)	(11,470)	(4,384)	(2,736)	(808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	242,271	6,788,341	3,468,192	1,564,594	1,338,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	259,384	6,968,142	3,796,395	1,751,723	1,405,786

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

Beginning units	—	—	—	—	—
Units issued	20,905	711,000	322,966	167,466	146,295
Units redeemed	(912)	(61,908)	(6,561)	(23,337)	(18,345)
Ending units	19,993	649,092	316,405	144,129	127,950

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A138

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Washington Mutual Investors Fund (Class 4)	American Funds IS The Bond Fund of America (Class 4)	American Funds IS Capital World Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$30,800	$8,703	$12,327	$2,900	$(221)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	823	784	(8)	105	62
Net change in unrealized appreciation (depreciation) on investments	237,392	55,591	1,202	64,711	35,261
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	269,015	65,078	13,521	67,716	35,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,468,883	450,677	346,243	276,686	75,934
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,716)	(24,708)	(4,662)	(277)	(4,039)
Net transfers between other subaccounts
or fixed rate option	1,757,396	448,844	598,623	306,122	183,603
Miscellaneous transactions	474	274	24	(176)	—
Other charges	(2,254)	(498)	(705)	(509)	(124)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,209,783	874,589	939,523	581,846	255,374

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,478,798	939,667	953,044	649,562	290,476

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$4,478,798	$939,667	$953,044	$649,562	$290,476

Beginning units	—	—	—	—	—
Units issued	414,892	86,771	94,560	57,317	23,718
Units redeemed	(3,091)	(2,295)	(498)	(84)	(394)
Ending units	411,801	84,476	94,062	57,233	23,324

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A139

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,093)	$5,443	$211	$(378)	$2,148
Capital gains distributions received	—	—	—	—	23,692
Net realized gain (loss) on shares redeemed	312	920	366	887	(1,323)
Net change in unrealized appreciation (depreciation) on investments	258,863	69,631	25,501	42,900	(2,478)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	257,082	75,994	26,078	43,409	22,039

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,141,918	541,142	128,076	210,952	158,381
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,422)	(7,488)	(1,488)	(12,946)	(4,688)
Net transfers between other subaccounts
or fixed rate option	856,513	444,981	71,340	466,584	206,436
Miscellaneous transactions	568	229	(17)	19	15
Other charges	(1,255)	(707)	(139)	(172)	(178)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,991,322	978,157	197,772	664,437	359,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,404	1,054,151	223,850	707,846	382,005

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

Beginning units	—	—	—	—	—
Units issued	191,641	99,336	20,022	62,688	36,659
Units redeemed	(8,002)	(4,050)	(1,353)	(3,342)	(2,644)
Ending units	183,639	95,286	18,669	59,346	34,015

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A140

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$3,093	$268	$(175)	$1,807	$(272)
Capital gains distributions received	—	172	16,311	14,645	12,263
Net realized gain (loss) on shares redeemed	(1,356)	—	52	632	146
Net change in unrealized appreciation (depreciation) on investments	15,541	213	(2,139)	30,933	7,280
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,278	653	14,049	48,017	19,417

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	84,431	14,589	90,811	391,378	242,641
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,780)	—	(1,872)	(3,682)	(5,807)
Net transfers between other subaccounts
or fixed rate option	178,615	6,982	103,003	193,222	61,692
Miscellaneous transactions	—	—	(2)	(79)	(97)
Other charges	(312)	(3)	(123)	(204)	(105)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	252,954	21,568	191,817	580,635	298,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,232	22,221	205,866	628,652	317,741

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$270,232	$22,221	$205,866	$628,652	$317,741

Beginning units	—	—	—	—	—
Units issued	26,429	1,932	17,991	60,603	28,949
Units redeemed	(2,440)	(0) (1)	(244)	(4,809)	(1,086)
Ending units	23,989	1,932	17,747	55,794	27,863

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.
The accompanying notes are an integral part of these financial statements.
A141

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$19,738	$(2,840)	$5,067
Capital gains distributions received	328	24,754	20,651
Net realized gain (loss) on shares redeemed	3,292	954	265
Net change in unrealized appreciation (depreciation) on investments	169,935	313,676	58,011
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	193,293	336,544	83,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,444,230	529,382	526,904
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(18,712)	(27,891)	(8,217)
Net transfers between other subaccounts
or fixed rate option	2,180,050	2,677,902	1,403,054
Miscellaneous transactions	571	374	(219)
Other charges	(2,584)	(2,145)	(944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,603,555	3,177,622	1,920,578

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,796,848	3,514,166	2,004,572

NET ASSETS
Beginning of period	—	—	—
End of period	$3,796,848	$3,514,166	$2,004,572

Beginning units	—	—	—
Units issued	348,111	285,844	185,182
Units redeemed	(8,164)	(1,885)	(1,247)
Ending units	339,947	283,959	183,935

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A142

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2021

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity
Discovery Preferred	B, L, X Series
Discovery Select	Prudential Premier Variable Annuity Bb Series
Prudential Defined Income Annuity	Strategic Partners Advisor
Prudential FlexGuard	Strategic Partners FlexElite
Prudential FlexGuard Income	Strategic Partners FlexElite 2
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio	PSF Global Portfolio (Class I) (formerly Prudential
(Class I) (formerly Prudential Government Money	Global Portfolio)
Market Portfolio (Class I))	PSF PGIM Jennison Growth Portfolio (Class I) (formerly
PSF PGIM Total Return Bond Portfolio (Class I)	Prudential Jennison Portfolio (Class I))
(formerly Prudential Diversified Bond Portfolio)	PSF Small-Cap Stock Index Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I) (formerly	(formerly Prudential Small Capitalization Stock Portfolio)
Prudential Equity Portfolio (Class I))	T. Rowe Price International Stock Portfolio
PSF PGIM Flexible Managed Portfolio (Class I)	T. Rowe Price Equity Income Portfolio (Equity Income Class)
(formerly Prudential Flexible Managed Portfolio)	Invesco V.I. Core Equity Fund (Series I)
PSF PGIM 50/50 Balanced Portfolio (Class I) (formerly	Janus Henderson VIT Research Portfolio (Institutional Shares)
Prudential Conservative Balanced Portfolio)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
PSF PGIM Jennison Value Portfolio (Class I) (formerly	MFS® Research Series (Initial Class)
Prudential Value Portfolio (Class I))	MFS® Growth Series (Initial Class)
PSF PGIM High Yield Bond Portfolio (Class I) (formerly	American Century VP Value Fund (Class I)
Prudential High Yield Bond Portfolio)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
PSF Natural Resources Portfolio (Class I) (formerly	PSF PGIM Jennison Focused Blend Portfolio (Class I)
Prudential Natural Resources Portfolio (Class I))	(formerly Prudential Jennison 20/20 Focus Portfolio (Class I))
PSF Stock Index Portfolio (Class I) (formerly Prudential	Davis Value Portfolio
Stock Index Portfolio)	AB VPS Large Cap Growth Portfolio (Class B)
A143

Note 1:    General (continued)

PSF Small-Cap Value Portfolio (Class I) (formerly	ProFund VP Industrials
Prudential SP Small Cap Value Portfolio (Class I))	ProFund VP Mid-Cap Growth
Janus Henderson VIT Research Portfolio	ProFund VP Mid-Cap Value
(Service Shares)	ProFund VP Real Estate
PSF Mid-Cap Growth Portfolio (Class I) (formerly SP	ProFund VP Small-Cap Growth
Prudential U.S. Emerging Growth Portfolio (Class I))	ProFund VP Small-Cap Value
PSF International Growth Portfolio (Class I) (formerly	ProFund VP Telecommunications
Prudential SP International Growth Portfolio (Class I))	ProFund VP Utilities
AST Cohen & Steers Realty Portfolio	ProFund VP Large-Cap Growth
AST J.P. Morgan Tactical Preservation Portfolio (formerly	ProFund VP Large-Cap Value
AST J.P. Morgan Strategic Opportunities Portfolio)	AST Jennison Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio	AST Bond Portfolio 2021*
AST High Yield Portfolio	Allspring VT International Equity Fund (Class 1)
AST Small-Cap Growth Opportunities Portfolio	(formerly Wells Fargo VT International Equity Fund
AST WEDGE Capital Mid-Cap Value Portfolio**	(Class 1))
AST Small-Cap Value Portfolio	Allspring VT Omega Growth Fund (Class 1) (formerly
AST Mid-Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund (Class 1))
AST Hotchkis & Wiley Large-Cap Value Portfolio	Allspring VT Small Cap Growth Fund (Class 1) (formerly
AST Loomis Sayles Large-Cap Growth Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1))
AST MFS Growth Portfolio	AST Bond Portfolio 2022
AST Mid-Cap Value Portfolio (formerly AST	AST Quantitative Modeling Portfolio
Neuberger Berman/LSV Mid-Cap Value Portfolio)	AST BlackRock Global Strategies Portfolio
AST BlackRock Low Duration Bond Portfolio	Allspring VT Opportunity Fund (Class 1) (formerly
AST QMA US Equity Alpha Portfolio**	Wells Fargo VT Opportunity Fund (Class 1))
AST T. Rowe Price Natural Resources Portfolio	AST Prudential Core Bond Portfolio
AST T. Rowe Price Asset Allocation Portfolio	AST Bond Portfolio 2023
AST MFS Global Equity Portfolio	AST MFS Growth Allocation Portfolio
AST J.P. Morgan International Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Wellington Management Hedged Equity Portfolio	AST MFS Large-Cap Value Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Academic Strategies Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Balanced Asset Allocation Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Preservation Asset Allocation Portfolio	AST Large-Cap Core Portfolio
AST Fidelity Institutional AM® Quantitative Portfolio**	AST Bond Portfolio 2025
AST Prudential Growth Allocation Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Advanced Strategies Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Government Money Market Portfolio	AST Franklin 85/15 Diversified Allocation Portfolio
AST Small-Cap Growth Portfolio	(formerly AST Legg Mason Diversified Growth Portfolio)
AST BlackRock/Loomis Sayles Bond Portfolio	AST Bond Portfolio 2026
AST International Value Portfolio	AST Global Bond Portfolio
AST International Growth Portfolio	AST QMA International Core Equity Portfolio
AST Investment Grade Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)
AST Western Asset Core Plus Bond Portfolio	JPMorgan Insurance Trust Income Builder Portfolio
AST Cohen & Steers Global Realty Portfolio	(Class 2)
AST Emerging Markets Equity Portfolio	AST Bond Portfolio 2027
AST Goldman Sachs Small-Cap Value Portfolio	NVIT Emerging Markets Fund (Class D)
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2028
AST J.P. Morgan Global Thematic Portfolio	AST Bond Portfolio 2029
AST Goldman Sachs Multi-Asset Portfolio**	AST American Funds Growth Allocation Portfolio
ProFund VP Consumer Services	AST Bond Portfolio 2030
ProFund VP Consumer Goods	AST BlackRock 80/20 Target Allocation ETF Portfolio
ProFund VP Financials	AST BlackRock 60/40 Target Allocation ETF Portfolio
ProFund VP Health Care	AST Western Asset Corporate Bond Portfolio
A144

Note 1:    General (continued)

AST T. Rowe Price Corporate Bond Portfolio	Fidelity® VIP Financial Services Portfolio (Initial Class)
AST PIMCO Corporate Bond Portfolio	Fidelity® VIP Floating Rate High Income Portfolio
AST Prudential Corporate Bond Portfolio	(Initial Class)
AST BlackRock Corporate Bond Portfolio	Fidelity® VIP Health Care Portfolio (Initial Class)
AST Dimensional Global Core Allocation Portfolio*	Fidelity® VIP Industrials Portfolio (Initial Class)
AST Bond Portfolio 2031	Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP Contrafund® Portfolio (Initial Class)	(Initial Class)
Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Mid Cap Portfolio (Initial Class)
(Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Utilities Portfolio (Initial Class)
(Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
MFS® New Discovery Series (Initial Class)	ClearBridge Variable Small Cap Growth Portfolio
MFS® Total Return Series (Initial Class)	(Class I)
MFS® Total Return Bond Series (Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)
Vanguard Equity Index Portfolio	Western Asset Variable Global High Yield Bond Portfolio
Vanguard Global Bond Index	(Class I)
Vanguard Mid-Cap Index Portfolio	MFS® Mid Cap Growth Series (Initial Class)
Vanguard Real Estate Index Portfolio	MFS® International Intrinsic Value Portfolio
Vanguard Total Bond Market Index Portfolio	(Initial Class)
Vanguard Total International Stock Market	MFS® Massachusetts Investors Growth Stock Portfolio
Index Portfolio	(Initial Class)
Vanguard Total Stock Market Index Portfolio	MFS® International Growth Portfolio (Service Shares)
Vanguard Balanced Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
Vanguard Conservative Allocation Portfolio	(Service Shares)
Vanguard Growth Portfolio	MFS® Technology Portfolio (Service Shares)
Vanguard High Yield Bond Portfolio	MFS® Investors Trust Series (Service Shares)
Vanguard Moderate Allocation Portfolio	MFS® Mid Cap Growth Series (Service Shares)
Vanguard Short-Term Investment Grade Portfolio	MFS® New Discovery Series (Service Shares)
American Funds IS Asset Allocation Fund (Class 1)	MFS® Research Series (Service Shares)
American Funds IS Washington Mutual Investors Fund	MFS® Total Return Bond Series (Service Shares)
(Class 1) (formerly American Funds IS Blue Chip	MFS® Total Return Series (Service Shares)
Income and Growth Fund (Class 1))	MFS® Utilities Series (Service Shares)
American Funds IS The Bond Fund of America	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
(Class 1) (formerly American Funds IS Bond	American Funds IS Asset Allocation Fund (Class 4)
Fund (Class 1))	American Funds IS Washington Mutual Investors Fund
American Funds IS Growth Fund (Class 1)	(Class 4) (formerly American Funds IS Blue Chip
American Funds IS Growth-Income Fund (Class 1)	Income and Growth Fund (Class 4))
American Funds IS U.S. Government Securities Fund	American Funds IS The Bond Fund of America (Class 4)
(Class 1) (formerly American Funds IS U.S.	(formerly American Funds IS Bond Fund (Class 4))
Government/AAA-Rated Securities Fund (Class 1))	American Funds IS Capital World Growth and Income
BlackRock Basic Value V.I. Fund (Class I)	Fund (Class 4) (formerly American Funds IS Global
BlackRock Capital Appreciation V.I. Fund (Class I)	Growth and Income Fund (Class 4))
BlackRock Equity Dividend V.I. Fund (Class I)	American Funds IS Global Small Capitalization Fund
BlackRock Global Allocation V.I. Fund (Class I)	(Class 4)
DFA VA Global Bond Portfolio	American Funds IS Growth Fund (Class 4)
DFA VA Short-Term Fixed Portfolio	American Funds IS Growth-Income Fund (Class 4)
DFA VA U.S. Large Value Portfolio	American Funds IS International Fund (Class 4)
DFA VA U.S. Targeted Value Portfolio	American Funds IS New World Fund® (Class 4)
Fidelity® VIP Balanced Portfolio (Initial Class)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
Fidelity® VIP Consumer Discretionary Portfolio	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
(Initial Class)	BlackRock Basic Value V.I. Fund (Class III)
Fidelity® VIP Disciplined Small Cap Portfolio	BlackRock Capital Appreciation V.I. Fund (Class III)
(Initial Class)	BlackRock Equity Dividend V.I. Fund (Class III)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
A145

Note 1:    General (continued)

Fidelity® VIP Balanced Portfolio (Service Class 2)	Vanguard Capital Growth Portfolio
Fidelity® VIP Growth Opportunities Portfolio	Vanguard Diversified Value Portfolio
(Service Class 2)	Vanguard Equity Income Portfolio
Fidelity® VIP Health Care Portfolio (Service Class 2)	Vanguard International Portfolio
AST Bond Portfolio 2032	American Funds IS Ultra-Short Bond Fund (Class 1)
PSF Global Portfolio (Class III)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
PSF Mid-Cap Growth Portfolio (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
PSF Natural Resources Portfolio (Class III)	DFA VA Global Moderate Allocation Portfolio
PSF PGIM 50/50 Balanced Portfolio (Class III)	DFA VA International Small Portfolio
PSF PGIM Flexible Managed Portfolio (Class III)	DFA VA International Value Portfolio
PSF PGIM Government Income Portfolio (Class III)	ClearBridge Variable Aggressive Growth Portfolio (Class I)****
PSF PGIM High Yield Bond Portfolio (Class III)	ClearBridge Variable Appreciation Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class III)	ClearBridge Variable Dividend Strategy Portfolio (Class I)
PSF PGIM Jennison Focused Blend Portfolio (Class III)	ClearBridge Variable Large Cap Growth Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class III)	Franklin Multi-Asset Variable Conservative Growth Fund
PSF PGIM Jennison Value Portfolio (Class III)	(Class I) (formerly QS Variable Conservative Growth
PSF PGIM Total Return Bond Portfolio (Class III)	(Class I))****
PSF Small-Cap Stock Index Portfolio (Class III)	Franklin Multi-Asset Variable Growth Fund (Class I)
PSF Stock Index Portfolio (Class III)	(formerly QS Variable Growth (Class I))
PSF PGIM Government Income Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)
(formerly Prudential Government Income Portfolio)	MFS® Value Series (Service Shares)
Fidelity® VIP High Income Portfolio (Initial Class)	PSF PGIM Government Money Market Portfolio (Class III)
MFS® Investors Trust Series (Initial Class)	Franklin Multi-Asset Variable Moderate Growth Fund
MFS® Utilities Series (Initial Class)	(Class I) (formerly QS Variable Moderate Growth (Class I))***
MFS® Value Series (Initial Class)

*	Subaccount liquidated during the period ended December 31, 2021.
**	Subaccount merged during the period ended December 31, 2021.
***	Subaccount was available for investment but had no assets as of December 31, 2021, and had no activity during 2021.
****	Subaccount was available for investment but had no assets as of December 31, 2021.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2021 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
February 19, 2021	AST WEDGE Capital Mid-Cap Value Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
February 19, 2021	AST Goldman Sachs Multi-Asset Portfolio	AST T. Rowe Price Asset Allocation Portfolio
October 15, 2021	AST QMA US Equity Alpha Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
October 15, 2021	AST Fidelity Institutional AM® Quantitative Portfolio	AST Large-Cap Core Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

A146

Note 1:    General (continued)
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
A147

Note 3:    Fair Value Measurements (continued)
As of December 31, 2021, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2021 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$42,454,774	$41,097,375
PSF PGIM Total Return Bond Portfolio (Class I)	2,717,819	13,626,543
PSF PGIM Jennison Blend Portfolio (Class I)	1,014,441	29,942,856
PSF PGIM Flexible Managed Portfolio (Class I)	266,603	1,314,629
PSF PGIM 50/50 Balanced Portfolio (Class I)	287,137	1,737,847
PSF PGIM Jennison Value Portfolio (Class I)	1,922,601	34,122,453
PSF PGIM High Yield Bond Portfolio (Class I)	3,358,331	17,906,585
PSF Natural Resources Portfolio (Class I)	274,007	444,150
PSF Stock Index Portfolio (Class I)	26,595,883	77,030,180
PSF Global Portfolio (Class I)	790,921	9,925,413
PSF PGIM Jennison Growth Portfolio (Class I)	4,788,152	61,129,060
PSF Small-Cap Stock Index Portfolio (Class I)	8,636,822	15,251,581
T. Rowe Price International Stock Portfolio	174,521	2,979,152
T. Rowe Price Equity Income Portfolio (Equity Income Class)	736,505	8,682,223
Invesco V.I. Core Equity Fund (Series I)	346,322	11,166,326
Janus Henderson VIT Research Portfolio (Institutional Shares)	98,559	8,971,947
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	49,515	7,958,836
MFS® Research Series (Initial Class)	207,685	2,377,507
MFS® Growth Series (Initial Class)	1,085,862	12,043,454
American Century VP Value Fund (Class I)	895,104	4,233,941
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	1,489,977	7,007,287
PSF PGIM Jennison Focused Blend Portfolio (Class I)	325,834	7,587,188
Davis Value Portfolio	65,646	3,640,277
AB VPS Large Cap Growth Portfolio (Class B)	1,423,024	2,783,006
PSF Small-Cap Value Portfolio (Class I)	2,610,067	16,992,674
Janus Henderson VIT Research Portfolio (Service Shares)	157,472	2,006,547
PSF Mid-Cap Growth Portfolio (Class I)	1,330,011	22,596,802
PSF International Growth Portfolio (Class I)	1,055,089	6,969,400
AST Cohen & Steers Realty Portfolio	26,091,971	70,607,308
AST J.P. Morgan Tactical Preservation Portfolio	2,314,602,982	570,158,839
AST T. Rowe Price Large-Cap Value Portfolio	64,773,177	204,212,143
AST High Yield Portfolio	39,623,713	52,254,191
AST Small-Cap Growth Opportunities Portfolio	34,814,140	54,537,452
AST WEDGE Capital Mid-Cap Value Portfolio	1,250,739	105,813,149
A148

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Small-Cap Value Portfolio	$31,096,729	$51,680,636
AST Mid-Cap Growth Portfolio	81,701,871	170,914,541
AST Hotchkis & Wiley Large-Cap Value Portfolio	54,410,512	154,974,386
AST Loomis Sayles Large-Cap Growth Portfolio	49,635,803	122,729,077
AST MFS Growth Portfolio	37,797,870	87,816,419
AST Mid-Cap Value Portfolio	144,516,774	133,866,643
AST BlackRock Low Duration Bond Portfolio	50,370,974	61,290,933
AST QMA US Equity Alpha Portfolio	28,765,155	318,880,340
AST T. Rowe Price Natural Resources Portfolio	27,605,111	75,359,384
AST T. Rowe Price Asset Allocation Portfolio	4,051,404,437	2,240,805,485
AST MFS Global Equity Portfolio	33,389,848	92,284,531
AST J.P. Morgan International Equity Portfolio	28,424,914	54,542,652
AST Wellington Management Hedged Equity Portfolio	118,060,235	290,419,797
AST Capital Growth Asset Allocation Portfolio	451,937,410	1,560,440,373
AST Academic Strategies Asset Allocation Portfolio	221,140,244	541,016,701
AST Balanced Asset Allocation Portfolio	315,577,550	1,203,239,484
AST Preservation Asset Allocation Portfolio	306,301,029	892,546,642
AST Fidelity Institutional AM® Quantitative Portfolio	167,300,946	3,838,307,837
AST Prudential Growth Allocation Portfolio	668,690,389	2,232,489,938
AST Advanced Strategies Portfolio	373,225,494	1,249,375,242
AST T. Rowe Price Large-Cap Growth Portfolio	128,318,322	297,467,617
AST Government Money Market Portfolio	398,804,561	459,488,223
AST Small-Cap Growth Portfolio	55,957,740	95,920,734
AST BlackRock/Loomis Sayles Bond Portfolio	283,329,140	302,699,047
AST International Value Portfolio	17,500,794	26,252,348
AST International Growth Portfolio	31,988,726	65,735,890
AST Investment Grade Bond Portfolio	818,472,420	980,823,538
AST Western Asset Core Plus Bond Portfolio	255,620,544	243,955,920
AST Cohen & Steers Global Realty Portfolio	9,962,703	22,744,113
AST Emerging Markets Equity Portfolio	46,065,084	54,407,203
AST Goldman Sachs Small-Cap Value Portfolio	38,367,652	108,321,720
AST AllianzGI World Trends Portfolio	200,340,066	711,464,266
AST J.P. Morgan Global Thematic Portfolio	162,297,382	444,530,212
AST Goldman Sachs Multi-Asset Portfolio	18,183,429	2,176,652,213
ProFund VP Consumer Services	39,085	673,014
ProFund VP Consumer Goods	65,719	301,216
ProFund VP Financials	79,133	196,272
ProFund VP Health Care	221,780	798,731
ProFund VP Industrials	18,302	117,307
ProFund VP Mid-Cap Growth	168,961	199,411
ProFund VP Mid-Cap Value	223,160	202,803
ProFund VP Real Estate	95,701	126,547
ProFund VP Small-Cap Growth	93,602	148,090
ProFund VP Small-Cap Value	197,741	96,379
ProFund VP Telecommunications	35,912	22,398
ProFund VP Utilities	53,936	110,999
ProFund VP Large-Cap Growth	30,807	299,970
ProFund VP Large-Cap Value	82,739	167,957
A149

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Jennison Large-Cap Growth Portfolio	$71,501,703	$139,750,703
AST Bond Portfolio 2021	702,256	64,747,183
Allspring VT International Equity Fund (Class 1)	1,035	10,739
Allspring VT Omega Growth Fund (Class 1)	8,929	310,878
Allspring VT Small Cap Growth Fund (Class 1)	20,936	53,885
AST Bond Portfolio 2022	43,031,752	4,508,264
AST Quantitative Modeling Portfolio	63,662,040	184,778,951
AST BlackRock Global Strategies Portfolio	144,092,677	352,179,544
Allspring VT Opportunity Fund (Class 1)	4,232	370,852
AST Prudential Core Bond Portfolio	96,686,922	102,824,016
AST Bond Portfolio 2023	1,935,340	1,722,838
AST MFS Growth Allocation Portfolio	78,179,558	144,860,240
AST Western Asset Emerging Markets Debt Portfolio	2,518,161	2,365,086
AST MFS Large-Cap Value Portfolio	33,486,350	57,418,933
AST Bond Portfolio 2024	304,971	1,372,992
AST ClearBridge Dividend Growth Portfolio	25,806,541	48,827,954
AST Multi-Sector Fixed Income Portfolio	50,269,156	1,382,430,587
AST Large-Cap Core Portfolio	265,304,635	19,970,641
AST Bond Portfolio 2025	871,166	2,549,596
AST T. Rowe Price Growth Opportunities Portfolio	10,551,243	233,586,413
AST T. Rowe Price Diversified Real Growth Portfolio	5,806,292	15,552,151
AST Prudential Flexible Multi-Strategy Portfolio	3,779,640	12,112,719
AST Franklin 85/15 Diversified Allocation Portfolio	8,103,288	39,200,590
AST Bond Portfolio 2026	2,806,675	7,638,738
AST Global Bond Portfolio	31,054,189	30,117,324
AST QMA International Core Equity Portfolio	925,581	836,515
BlackRock Global Allocation V.I. Fund (Class III)	4,828,616	5,314,645
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	1,969,537	1,941,880
AST Bond Portfolio 2027	4,370,638	7,904,488
NVIT Emerging Markets Fund (Class D)	609,656	1,837,998
AST Bond Portfolio 2028	25,107,778	4,875,811
AST Bond Portfolio 2029	7,054	21,030
AST American Funds Growth Allocation Portfolio	6,608,328	63,416,674
AST Bond Portfolio 2030	6,930,412	30,738,657
AST BlackRock 80/20 Target Allocation ETF Portfolio	5,655,988	10,743,539
AST BlackRock 60/40 Target Allocation ETF Portfolio	2,460,647	10,826,849
AST Western Asset Corporate Bond Portfolio	383,142	298,015
AST T. Rowe Price Corporate Bond Portfolio	271,039	226,085
AST PIMCO Corporate Bond Portfolio	528,948	179,131
AST Prudential Corporate Bond Portfolio	560,031	252,309
AST BlackRock Corporate Bond Portfolio	438,381	228,626
AST Dimensional Global Core Allocation Portfolio	74,879	11,037,162
AST Bond Portfolio 2031	57,966,885	76,252,502
Fidelity® VIP Contrafund® Portfolio (Initial Class)	701,794	5,065
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	570,008	23,625
Fidelity® VIP Growth Portfolio (Initial Class)	41,642	458
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	408,811	7,899
MFS® New Discovery Series (Initial Class)	383,068	5,885
A150

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® Total Return Series (Initial Class)	$181,864	$38,924
MFS® Total Return Bond Series (Initial Class)	338,345	17,374
Vanguard Equity Index Portfolio	435,184	27,074
Vanguard Global Bond Index	327,352	4,507
Vanguard Mid-Cap Index Portfolio	1,139,512	22,927
Vanguard Real Estate Index Portfolio	853,885	25,750
Vanguard Total Bond Market Index Portfolio	1,105,577	15,412
Vanguard Total International Stock Market Index Portfolio	1,243,569	18,593
Vanguard Total Stock Market Index Portfolio	1,174,772	37,606
Vanguard Balanced Portfolio	2,053,123	22,231
Vanguard Conservative Allocation Portfolio	373,954	5,868
Vanguard Growth Portfolio	495,814	82,578
Vanguard High Yield Bond Portfolio	160,802	2,808
Vanguard Moderate Allocation Portfolio	709,805	357,840
Vanguard Short-Term Investment Grade Portfolio	822,536	14,545
American Funds IS Asset Allocation Fund (Class 1)	5,051,670	74,151
American Funds IS Washington Mutual Investors Fund (Class 1)	747,626	9,293
American Funds IS The Bond Fund of America (Class 1)	474,781	5,664
American Funds IS Growth Fund (Class 1)	1,763,832	114,777
American Funds IS Growth-Income Fund (Class 1)	1,803,119	128,519
American Funds IS U.S. Government Securities Fund (Class 1)	338,252	5,781
BlackRock Basic Value V.I. Fund (Class I)	197,490	31,403
BlackRock Capital Appreciation V.I. Fund (Class I)	352,381	32,469
BlackRock Equity Dividend V.I. Fund (Class I)	2,441,917	57,336
BlackRock Global Allocation V.I. Fund (Class I)	1,429,947	210,308
DFA VA Global Bond Portfolio	487,462	5,147
DFA VA Short-Term Fixed Portfolio	785,035	12,995
DFA VA U.S. Large Value Portfolio	583,611	14,929
DFA VA U.S. Targeted Value Portfolio	279,119	4,879
Fidelity® VIP Balanced Portfolio (Initial Class)	4,003,450	253,051
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	107,645	2,095
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	41,530	4,926
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	1,060,493	11,204
Fidelity® VIP Financial Services Portfolio (Initial Class)	97,893	863
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	402,762	7,041
Fidelity® VIP Health Care Portfolio (Initial Class)	234,267	4,317
Fidelity® VIP Industrials Portfolio (Initial Class)	36,950	652
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	500,474	5,549
Fidelity® VIP Mid Cap Portfolio (Initial Class)	187,332	8,601
Fidelity® VIP Strategic Income Portfolio (Initial Class)	74,768	987
Fidelity® VIP Technology Portfolio (Initial Class)	364,563	26,508
Fidelity® VIP Utilities Portfolio (Initial Class)	15,926	510
ClearBridge Variable Mid Cap Portfolio (Class I)	204,279	3,000
ClearBridge Variable Small Cap Growth Portfolio (Class I)	561,379	6,148
Western Asset Core Plus VIT Portfolio (Class I)	2,263,928	14,719
Western Asset Variable Global High Yield Bond Portfolio (Class I)	63,782	945
MFS® Mid Cap Growth Series (Initial Class)	589,832	34,144
MFS® International Intrinsic Value Portfolio (Initial Class)	148,530	2,537
A151

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	$24,907	$951
MFS® International Growth Portfolio (Service Shares)	1,711,577	237,014
MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	398,210	40,251
MFS® Technology Portfolio (Service Shares)	6,628,148	1,788,063
MFS® Investors Trust Series (Service Shares)	331,718	33,064
MFS® Mid Cap Growth Series (Service Shares)	4,212,951	599,688
MFS® New Discovery Series (Service Shares)	2,505,990	398,622
MFS® Research Series (Service Shares)	250,527	91,447
MFS® Total Return Bond Series (Service Shares)	6,663,171	2,436,241
MFS® Total Return Series (Service Shares)	3,103,580	600,361
MFS® Utilities Series (Service Shares)	2,227,073	355,254
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	4,163,334	560,734
American Funds IS Asset Allocation Fund (Class 4)	21,562,357	2,988,047
American Funds IS Washington Mutual Investors Fund (Class 4)	4,287,431	242,121
American Funds IS The Bond Fund of America (Class 4)	5,652,010	545,194
American Funds IS Capital World Growth and Income Fund (Class 4)	2,822,679	75,633
American Funds IS Global Small Capitalization Fund (Class 4)	1,863,211	91,001
American Funds IS Growth Fund (Class 4)	10,299,705	721,430
American Funds IS Growth-Income Fund (Class 4)	4,139,589	495,219
American Funds IS International Fund (Class 4)	1,760,032	128,883
American Funds IS New World Fund® (Class 4)	2,069,557	76,574
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	3,370,184	241,479
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	1,099,940	266,888
BlackRock Basic Value V.I. Fund (Class III)	1,283,436	262,790
BlackRock Capital Appreciation V.I. Fund (Class III)	2,141,100	276,770
BlackRock Equity Dividend V.I. Fund (Class III)	2,234,329	314,692
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	2,042,887	450,707
Fidelity® VIP Balanced Portfolio (Service Class 2)	15,016,006	1,767,460
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	9,349,124	1,641,082
Fidelity® VIP Health Care Portfolio (Service Class 2)	5,660,517	640,843
AST Bond Portfolio 2032	50,304,870	9,938,651
PSF Global Portfolio (Class III)	156,248	1,091
PSF Mid-Cap Growth Portfolio (Class III)	502,724	3,621
PSF Natural Resources Portfolio (Class III)	659,670	22,549
PSF PGIM 50/50 Balanced Portfolio (Class III)	1,788,075	18,769
PSF PGIM Flexible Managed Portfolio (Class III)	1,544,848	10,148
PSF PGIM Government Income Portfolio (Class III)	228,185	3,561
PSF PGIM High Yield Bond Portfolio (Class III)	4,268,068	42,252
PSF PGIM Jennison Blend Portfolio (Class III)	475,729	31,172
PSF PGIM Jennison Focused Blend Portfolio (Class III)	427,979	43,631
PSF PGIM Jennison Growth Portfolio (Class III)	3,694,847	111,695
PSF PGIM Jennison Value Portfolio (Class III)	753,232	12,895
PSF PGIM Total Return Bond Portfolio (Class III)	4,066,408	161,241
PSF Small-Cap Stock Index Portfolio (Class III)	4,810,162	44,215
PSF Stock Index Portfolio (Class III)	11,292,680	251,901
PSF PGIM Government Income Portfolio (Class I)	360,554	103,524
Fidelity® VIP High Income Portfolio (Initial Class)	101,234	1,753
A152

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
MFS® Investors Trust Series (Initial Class)	$718,905	$67,354
MFS® Utilities Series (Initial Class)	69,710	709
MFS® Value Series (Initial Class)	749,978	11,372
Vanguard Capital Growth Portfolio	338,695	4,513
Vanguard Diversified Value Portfolio	754,213	56,633
Vanguard Equity Income Portfolio	434,485	32,989
Vanguard International Portfolio	967,949	10,286
American Funds IS Ultra-Short Bond Fund (Class 1)	324,747	2,667
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	278,361	28,452
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	313,266	4,479
DFA VA Global Moderate Allocation Portfolio	1,522,057	7,290
DFA VA International Small Portfolio	153,727	3,305
DFA VA International Value Portfolio	274,309	3,483
ClearBridge Variable Aggressive Growth Portfolio (Class I)	23,687	24,204
ClearBridge Variable Appreciation Portfolio (Class I)	25896	349
ClearBridge Variable Dividend Strategy Portfolio (Class I)	439,835	58,108
ClearBridge Variable Large Cap Growth Portfolio (Class I)	98,487	2,171
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	19,857	20,119
Franklin Multi-Asset Variable Growth Fund (Class I)	113,791	31,928
MFS® Technology Portfolio (Initial Class)	187,453	2,852
MFS® Value Series (Service Shares)	302,098	112
PSF PGIM Government Money Market Portfolio (Class III)	66,701,442	32,933,264

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC (formerly QMA LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the
A153

Note 6:    Related Party Transactions (continued)
shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.
A154

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2021	59,499	$0.86	to	$10.03	$77,044	0.04%	0.25%	to	2.00%	-1.98%	to	-0.21%
December 31, 2020	63,611	$0.87	to	$10.05	$75,655	0.29%	0.25%	to	2.00%	-1.71%	to	0.05%
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%	1.00%	to	2.00%	-0.11%	to	0.91%
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%	1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%	1.00%	to	2.00%	-1.41%	to	-0.44%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2021	32,077	$2.50	to	$10.37	$99,491	0.00%	0.25%	to	1.65%	-2.37%	to	-1.01%
December 31, 2020	35,328	$2.56	to	$10.45	$111,321	0.00%	0.50%	to	1.65%	4.20%	to	7.01%
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%	1.35%	to	1.65%	5.27%	to	5.58%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2021	27,054	$4.06	to	$14.65	$178,083	0.00%	0.35%	to	2.00%	18.00%	to	19.93%
December 31, 2020	31,434	$3.43	to	$12.22	$173,977	0.00%	0.35%	to	2.00%	26.47%	to	27.28%
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%	1.35%	to	2.00%	26.36%	to	27.17%
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%	1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%	1.35%	to	2.00%	23.32%	to	24.11%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2021	2,012	$4.68	to	$12.50	$9,478	0.00%	0.40%	to	1.40%	15.74%	to	16.89%
December 31, 2020	2,239	$4.04	to	$4.04	$9,057	0.00%	1.40%	to	1.40%	8.07%	to	8.07%
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%	1.40%	to	1.40%	18.21%	to	18.21%
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%	1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%	1.40%	to	1.40%	13.39%	to	13.39%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2021	2,619	$4.13	to	$12.19	$11,001	0.00%	0.40%	to	1.40%	11.81%	to	12.92%
December 31, 2020	2,977	$3.69	to	$10.79	$11,081	0.00%	0.50%	to	1.40%	9.74%	to	9.89%
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%	1.40%	to	1.40%	16.85%	to	16.85%
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%	1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%	1.40%	to	1.40%	10.82%	to	10.82%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2021	39,451	$3.18	to	$13.12	$190,554	0.00%	0.25%	to	2.00%	25.29%	to	27.47%
December 31, 2020	46,148	$2.54	to	$10.29	$176,782	0.00%	0.35%	to	2.00%	1.55%	to	6.02%
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%	1.35%	to	2.00%	23.59%	to	24.38%
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%	1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%	1.35%	to	2.00%	14.70%	to	15.43%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2021	17,136	$3.02	to	$21.51	$106,644	0.00%	0.40%	to	2.00%	5.81%	to	7.50%
December 31, 2020	19,359	$2.85	to	$20.21	$112,672	0.00%	0.40%	to	2.00%	5.01%	to	6.56%
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%	1.35%	to	2.00%	14.05%	to	14.78%
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%	1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%	1.35%	to	2.00%	5.70%	to	6.39%

	PSF Natural Resources Portfolio (Class I)
December 31, 2021	449	$6.40	to	$14.52	$3,312	0.00%	0.25%	to	1.40%	23.77%	to	25.19%
December 31, 2020	491	$5.17	to	$11.59	$2,772	0.00%	0.35%	to	1.40%	10.73%	to	21.00%
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%	1.40%	to	1.40%	9.16%	to	9.16%
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%	1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%	1.40%	to	1.40%	-1.56%	to	-1.56%

	PSF Stock Index Portfolio (Class I)
December 31, 2021	54,884	$3.29	to	$18.49	$480,947	0.00%	0.35%	to	2.00%	25.77%	to	27.83%
December 31, 2020	63,156	$2.60	to	$14.49	$418,550	0.00%	0.35%	to	2.00%	15.76%	to	17.66%
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%	0.35%	to	2.00%	8.05%	to	30.35%
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%	0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%	1.35%	to	2.00%	19.09%	to	19.85%
A155

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Global Portfolio (Class I)
December 31, 2021	11,460	$2.29	to	$13.38	$51,891	0.00%	0.40%	to	2.00%	15.91%	to	17.75%
December 31, 2020	13,540	$1.97	to	$4.41	$52,146	0.00%	1.35%	to	2.00%	13.56%	to	14.29%
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2021	38,460	$3.86	to	$16.32	$366,145	0.00%	0.25%	to	2.00%	13.73%	to	15.72%
December 31, 2020	44,193	$3.39	to	$14.08	$367,736	0.00%	0.50%	to	2.00%	46.86%	to	54.12%
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2021	7,400	$6.75	to	$14.98	$78,688	0.00%	0.25%	to	1.95%	23.88%	to	26.02%
December 31, 2020	8,149	$5.43	to	$11.93	$67,814	0.00%	0.35%	to	1.95%	8.83%	to	15.11%
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%

	T. Rowe Price International Stock Portfolio
December 31, 2021	6,394	$1.73	to	$2.42	$15,280	0.55%	1.35%	to	1.65%	-0.33%	to	-0.03%
December 31, 2020	7,401	$1.74	to	$2.43	$17,760	0.56%	1.35%	to	1.65%	12.59%	to	12.93%
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2021	9,163	$3.49	to	$5.54	$50,667	1.55%	1.35%	to	1.65%	23.51%	to	23.88%
December 31, 2020	10,587	$2.82	to	$4.48	$47,263	2.32%	1.35%	to	1.65%	-0.46%	to	-0.17%
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2021	13,691	$2.53	to	$4.94	$66,311	0.65%	1.35%	to	1.65%	25.67%	to	26.04%
December 31, 2020	15,938	$2.02	to	$3.92	$61,367	1.31%	1.35%	to	1.65%	12.00%	to	12.33%
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2021	9,624	$3.10	to	$6.61	$62,448	0.10%	1.35%	to	1.65%	18.38%	to	18.73%
December 31, 2020	10,970	$2.62	to	$5.57	$60,007	0.53%	1.35%	to	1.65%	30.80%	to	31.18%
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2021	10,243	$2.62	to	$4.85	$49,176	1.12%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	11,790	$2.35	to	$4.33	$50,513	1.35%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%

	MFS® Research Series (Initial Class)
December 31, 2021	2,909	$3.64	to	$13.83	$17,534	0.53%	0.40%	to	1.65%	22.78%	to	24.30%
December 31, 2020	3,265	$2.96	to	$4.91	$15,961	0.71%	1.35%	to	1.65%	14.70%	to	15.04%
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
A156

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2021	9,407	$4.41	to	$15.03	$79,185	0.00%	0.25%	to	1.65%	21.53%	to	23.22%
December 31, 2020	10,743	$3.63	to	$6.92	$74,028	0.00%	1.35%	to	1.65%	29.72%	to	30.10%
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%

	American Century VP Value Fund (Class I)
December 31, 2021	3,743	$4.33	to	$5.38	$20,001	1.72%	1.35%	to	1.65%	22.49%	to	22.85%
December 31, 2020	4,347	$3.53	to	$4.38	$18,931	2.28%	1.35%	to	1.65%	-0.66%	to	-0.37%
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2021	3,959	$3.74	to	$6.64	$25,439	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	4,762	$3.46	to	$6.12	$28,341	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%

	PSF PGIM Jennison Focused Blend Portfolio (Class I)
December 31, 2021	7,159	$5.38	to	$14.20	$41,977	0.00%	0.40%	to	1.65%	14.94%	to	16.37%
December 31, 2020	8,380	$4.68	to	$5.08	$42,559	0.00%	1.35%	to	1.65%	28.80%	to	29.18%
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%

	Davis Value Portfolio
December 31, 2021	6,752	$2.85	to	$3.04	$20,236	0.56%	1.35%	to	1.65%	15.94%	to	16.28%
December 31, 2020	7,837	$2.46	to	$2.61	$20,215	0.68%	1.35%	to	1.65%	9.91%	to	10.23%
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2021	3,333	$3.17	to	$3.39	$11,136	0.00%	1.35%	to	1.65%	26.57%	to	26.93%
December 31, 2020	3,771	$2.51	to	$2.67	$9,931	0.00%	1.35%	to	1.65%	32.95%	to	33.35%
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%

	PSF Small-Cap Value Portfolio (Class I)
December 31, 2021	16,062	$3.43	to	$13.07	$69,461	0.00%	0.25%	to	2.00%	23.98%	to	26.14%
December 31, 2020	19,333	$2.76	to	$10.34	$67,045	0.00%	0.40%	to	2.00%	-0.10%	to	6.65%
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2021	2,700	$2.51	to	$5.77	$10,776	0.02%	1.40%	to	2.00%	17.69%	to	18.39%
December 31, 2020	3,104	$2.12	to	$4.87	$10,649	0.35%	1.40%	to	2.00%	29.98%	to	30.75%
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2021	15,674	$4.03	to	$15.05	$102,930	0.00%	0.25%	to	2.00%	8.52%	to	10.42%
December 31, 2020	18,627	$3.70	to	$13.62	$112,875	0.00%	0.40%	to	2.00%	40.63%	to	45.51%
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
A157

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF International Growth Portfolio (Class I)
December 31, 2021	9,782	$1.71	to	$4.35	$30,144	0.00%	1.40%	to	2.00%	10.27%	to	10.93%
December 31, 2020	11,417	$1.54	to	$3.92	$32,180	0.00%	1.40%	to	2.00%	29.52%	to	30.29%
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%

	AST Cohen & Steers Realty Portfolio
December 31, 2021	8,615	$14.00	to	$49.85	$266,661	0.00%	0.35%	to	2.95%	38.76%	to	42.35%
December 31, 2020	10,060	$9.87	to	$35.58	$223,300	0.00%	0.35%	to	3.25%	-6.00%	to	-3.18%
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2021	197,465	$12.93	to	$20.56	$3,368,963	0.00%	0.35%	to	2.95%	4.85%	to	7.57%
December 31, 2020	87,356	$12.02	to	$19.31	$1,414,008	0.00%	0.35%	to	3.25%	7.73%	to	10.96%
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2021	33,756	$13.40	to	$29.76	$753,094	0.00%	0.35%	to	2.95%	21.95%	to	25.10%
December 31, 2020	40,083	$10.75	to	$24.17	$722,108	0.00%	0.35%	to	3.25%	-1.23%	to	1.73%
December 31, 2019	40,565	$10.60	to	$24.14	$726,342	0.00%	0.35%	to	3.25%	6.16%	to	25.28%
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%

	AST High Yield Portfolio
December 31, 2021	13,344	$11.03	to	$21.49	$223,789	0.00%	0.35%	to	2.95%	3.29%	to	5.96%
December 31, 2020	13,874	$10.44	to	$20.60	$222,486	0.00%	0.35%	to	3.25%	-0.70%	to	2.28%
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2021	5,883	$14.35	to	$47.64	$193,098	0.00%	0.35%	to	2.95%	-4.18%	to	-1.69%
December 31, 2020	6,330	$14.64	to	$49.23	$214,364	0.00%	0.35%	to	2.95%	31.31%	to	34.71%
December 31, 2019	7,452	$10.90	to	$37.13	$193,371	0.00%	0.48%	to	3.25%	8.73%	to	35.73%
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%

	AST WEDGE Capital Mid-Cap Value Portfolio (merged February 19, 2021)
December 31, 2021	—	$10.21	to	$29.04	$—	0.00%	0.35%	to	2.95%	6.46%	to	6.84%
December 31, 2020	5,021	$9.56	to	$27.24	$98,039	0.00%	0.35%	to	3.25%	-8.88%	to	-6.14%
December 31, 2019	4,833	$10.22	to	$29.48	$101,715	0.00%	0.35%	to	3.25%	1.67%	to	18.49%
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%

	AST Small-Cap Value Portfolio
December 31, 2021	5,401	$13.64	to	$37.05	$143,175	0.00%	0.35%	to	2.95%	27.75%	to	31.06%
December 31, 2020	6,132	$10.41	to	$28.72	$126,028	0.00%	0.35%	to	3.25%	-2.42%	to	0.51%
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%

	AST Mid-Cap Growth Portfolio
December 31, 2021	19,031	$15.27	to	$49.60	$676,221	0.00%	0.35%	to	2.95%	7.32%	to	10.10%
December 31, 2020	21,152	$13.91	to	$45.77	$694,961	0.00%	0.35%	to	3.25%	30.46%	to	34.37%
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
A158

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2021	17,212	$13.65	to	$38.67	$480,280	0.00%	0.35%	to	2.95%	25.51%	to	28.76%
December 31, 2020	20,701	$10.63	to	$30.51	$456,871	0.00%	0.35%	to	2.95%	-2.60%	to	-0.08%
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2021	10,312	$16.54	to	$62.65	$471,788	0.00%	0.35%	to	2.95%	14.97%	to	17.94%
December 31, 2020	11,729	$14.06	to	$53.96	$463,953	0.00%	0.35%	to	3.25%	27.32%	to	31.13%
December 31, 2019	14,351	$10.76	to	$41.81	$443,267	0.00%	0.35%	to	3.25%	8.21%	to	30.91%
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%

	AST MFS Growth Portfolio
December 31, 2021	7,013	$17.02	to	$60.91	$306,874	0.00%	0.35%	to	2.95%	19.85%	to	22.95%
December 31, 2020	7,886	$13.89	to	$50.33	$293,573	0.00%	0.35%	to	2.95%	26.74%	to	30.02%
December 31, 2019	7,964	$10.72	to	$39.33	$241,787	0.00%	0.48%	to	3.25%	7.58%	to	37.02%
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%

	AST Mid-Cap Value Portfolio
December 31, 2021	17,183	$13.39	to	$41.97	$475,240	0.00%	0.35%	to	2.95%	29.81%	to	33.16%
December 31, 2020	16,157	$10.06	to	$32.02	$340,471	0.00%	0.35%	to	3.25%	-4.98%	to	-2.13%
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2021	18,363	$8.66	to	$12.41	$191,717	0.00%	0.35%	to	2.95%	-3.45%	to	-0.95%
December 31, 2020	19,290	$8.42	to	$12.63	$203,814	0.00%	0.35%	to	3.25%	-0.77%	to	2.20%
December 31, 2019	17,476	$8.49	to	$12.46	$181,540	0.00%	0.35%	to	3.25%	0.70%	to	4.05%
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%

	AST QMA US Equity Alpha Portfolio (merged October 15, 2021)
December 31, 2021	—	$13.26	to	$45.99	$—	0.00%	0.35%	to	2.95%	27.95%	to	30.56%
December 31, 2020	8,719	$10.18	to	$35.67	$224,029	0.00%	0.35%	to	3.25%	-8.27%	to	-5.52%
December 31, 2019	9,514	$10.81	to	$38.35	$265,594	0.00%	0.35%	to	3.25%	8.35%	to	23.78%
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2021	19,538	$10.11	to	$16.82	$240,334	0.00%	0.35%	to	2.95%	20.25%	to	23.36%
December 31, 2020	23,647	$8.04	to	$13.78	$236,498	0.00%	0.35%	to	3.25%	-5.40%	to	-2.56%
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2021	663,851	$14.02	to	$27.68	$14,698,825	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	574,902	$12.52	to	$25.10	$11,461,948	0.00%	0.35%	to	3.25%	8.88%	to	12.14%
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%

	AST MFS Global Equity Portfolio
December 31, 2021	15,828	$13.87	to	$38.43	$451,075	0.00%	0.35%	to	2.95%	13.50%	to	16.44%
December 31, 2020	17,709	$11.95	to	$33.53	$440,204	0.00%	0.35%	to	3.25%	10.47%	to	13.78%
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
A159

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2021	13,167	$14.38	to	$23.43	$234,586	0.00%	0.35%	to	2.95%	7.89%	to	10.69%
December 31, 2020	14,571	$12.99	to	$21.51	$235,886	0.00%	0.35%	to	3.25%	9.41%	to	12.68%
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2021	83,619	$13.17	to	$26.05	$1,481,617	0.00%	0.35%	to	2.95%	8.85%	to	11.66%
December 31, 2020	92,867	$11.80	to	$23.70	$1,483,962	0.00%	0.35%	to	3.25%	3.19%	to	6.29%
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2021	419,222	$14.67	to	$31.09	$10,091,464	0.00%	0.35%	to	2.95%	13.63%	to	16.57%
December 31, 2020	462,883	$12.58	to	$27.09	$9,641,762	0.00%	0.35%	to	3.25%	9.73%	to	13.02%
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%	0.35%	to	3.25%	11.09%	to	21.58%
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2021	166,410	$12.53	to	$19.67	$2,675,668	0.00%	0.35%	to	2.95%	9.22%	to	12.05%
December 31, 2020	185,426	$11.18	to	$17.83	$2,680,163	0.00%	0.35%	to	3.25%	0.83%	to	3.85%
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%	0.35%	to	3.25%	7.65%	to	15.42%
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%

	AST Balanced Asset Allocation Portfolio
December 31, 2021	367,938	$13.82	to	$26.27	$7,812,318	0.00%	0.35%	to	2.95%	9.61%	to	12.45%
December 31, 2020	406,939	$12.29	to	$23.74	$7,752,708	0.00%	0.35%	to	3.25%	8.14%	to	11.38%
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%	0.35%	to	3.25%	10.20%	to	18.76%
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%

	AST Preservation Asset Allocation Portfolio
December 31, 2021	239,414	$12.51	to	$19.81	$4,073,050	0.00%	0.35%	to	2.95%	3.20%	to	5.87%
December 31, 2020	272,149	$11.81	to	$18.93	$4,402,595	0.00%	0.35%	to	3.25%	5.54%	to	8.70%
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%	0.35%	to	3.25%	8.60%	to	14.11%
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%

	AST Fidelity Institutional AM® Quantitative Portfolio (merged October 15, 2021)
December 31, 2021	—	$13.13	to	$23.36	$—	0.00%	0.35%	to	2.95%	6.94%	to	9.12%
December 31, 2020	199,009	$12.04	to	$21.68	$3,365,838	0.00%	0.35%	to	3.25%	5.22%	to	8.38%
December 31, 2019	219,308	$11.10	to	$20.32	$3,452,244	0.00%	0.35%	to	3.25%	10.98%	to	19.34%
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%

	AST Prudential Growth Allocation Portfolio
December 31, 2021	606,990	$13.35	to	$26.87	$13,036,419	0.00%	0.35%	to	2.95%	13.36%	to	16.29%
December 31, 2020	677,603	$11.48	to	$23.47	$12,604,378	0.00%	0.35%	to	3.25%	2.42%	to	5.49%
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%	0.35%	to	3.25%	8.75%	to	18.52%
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%

	AST Advanced Strategies Portfolio
December 31, 2021	282,766	$14.03	to	$28.76	$6,388,506	0.00%	0.35%	to	2.95%	10.57%	to	13.43%
December 31, 2020	320,430	$12.37	to	$25.76	$6,421,615	0.00%	0.35%	to	3.25%	7.08%	to	10.29%
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%	0.35%	to	3.25%	11.97%	to	21.19%
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
A160

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2021	23,701	$17.36	to	$73.86	$1,225,164	0.00%		0.35%	to	2.95%	13.76%	to	16.70%
December 31, 2020	26,177	$14.92	to	$64.30	$1,198,109	0.00%		0.35%	to	3.25%	35.27%	to	39.32%
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%		0.35%	to	3.25%	7.75%	to	27.52%
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%		0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%		0.55%	to	3.25%	33.42%	to	37.13%

	AST Government Money Market Portfolio
December 31, 2021	36,208	$7.15	to	$10.06	$333,433	0.00%	(1)	0.35%	to	3.10%	-3.10%	to	-0.36%
December 31, 2020	42,575	$7.37	to	$10.10	$394,114	0.15%		0.35%	to	3.10%	-2.89%	to	-0.13%
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%		0.35%	to	3.25%	-1.61%	to	1.13%
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%		0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%		0.55%	to	3.25%	-2.91%	to	-0.21%

	AST Small-Cap Growth Portfolio
December 31, 2021	8,474	$15.89	to	$57.39	$334,669	0.00%		0.35%	to	2.95%	1.54%	to	4.17%
December 31, 2020	9,192	$15.31	to	$55.97	$357,295	0.00%		0.35%	to	3.25%	43.57%	to	47.87%
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%		0.35%	to	3.25%	3.62%	to	29.40%
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%		0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%		0.55%	to	3.25%	19.90%	to	23.24%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2021	124,129	$10.61	to	$16.38	$1,591,057	0.00%		0.35%	to	2.95%	-3.97%	to	-1.48%
December 31, 2020	124,642	$10.54	to	$16.76	$1,628,565	0.00%		0.35%	to	3.25%	3.88%	to	6.99%
December 31, 2019	126,833	$10.13	to	$15.79	$1,556,275	0.00%		0.35%	to	3.25%	0.97%	to	8.62%
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%		0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%		0.55%	to	3.25%	0.98%	to	3.79%

	AST International Value Portfolio
December 31, 2021	10,045	$10.71	to	$17.63	$134,431	0.00%		0.35%	to	2.95%	4.56%	to	7.26%
December 31, 2020	10,617	$10.15	to	$16.69	$133,174	0.00%		0.35%	to	3.25%	-3.84%	to	-0.95%
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%		0.35%	to	3.25%	7.85%	to	19.36%
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%		0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%		0.55%	to	3.25%	18.83%	to	22.14%

	AST International Growth Portfolio
December 31, 2021	13,568	$15.87	to	$32.34	$324,901	0.00%		0.35%	to	2.95%	9.28%	to	12.11%
December 31, 2020	14,820	$14.20	to	$29.31	$319,509	0.00%		0.35%	to	3.25%	27.06%	to	30.86%
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%		0.35%	to	3.25%	10.22%	to	31.38%
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%		0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%		0.55%	to	3.25%	31.04%	to	34.68%

	AST Investment Grade Bond Portfolio
December 31, 2021	58,908	$12.14	to	$20.82	$965,064	0.00%		0.55%	to	2.65%	-4.76%	to	-2.71%
December 31, 2020	67,533	$12.60	to	$21.49	$1,150,344	0.00%		0.35%	to	2.65%	13.38%	to	16.06%
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%		0.55%	to	2.65%	8.28%	to	10.62%
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%		0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%		0.55%	to	2.65%	1.56%	to	3.74%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2021	96,332	$10.73	to	$15.82	$1,362,294	0.00%		0.35%	to	2.95%	-5.04%	to	-2.58%
December 31, 2020	94,750	$11.05	to	$16.34	$1,381,144	0.00%		0.35%	to	3.25%	4.60%	to	7.73%
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%		0.35%	to	3.25%	2.43%	to	11.68%
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%		0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%		0.55%	to	3.25%	2.86%	to	5.72%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2021	3,491	$12.65	to	$31.25	$75,510	0.00%		0.35%	to	2.95%	23.26%	to	26.45%
December 31, 2020	4,067	$10.03	to	$25.10	$70,617	0.00%		0.35%	to	3.25%	-6.10%	to	-3.28%
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%		0.35%	to	3.25%	3.77%	to	24.44%
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%		0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%		0.55%	to	3.25%	7.29%	to	10.28%
A161

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Emerging Markets Equity Portfolio
December 31, 2021	23,598	$8.68	to	$15.50	$254,682	0.00%	0.35%	to	2.95%	-2.68%	to	-0.16%
December 31, 2020	24,148	$8.89	to	$15.77	$262,116	0.00%	0.35%	to	3.25%	0.68%	to	3.70%
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2021	11,732	$13.40	to	$40.36	$337,010	0.00%	0.35%	to	2.95%	23.01%	to	26.19%
December 31, 2020	14,038	$10.65	to	$32.49	$326,190	0.00%	0.35%	to	3.25%	-0.89%	to	2.08%
December 31, 2019	13,918	$10.46	to	$32.33	$322,702	0.00%	0.35%	to	3.25%	4.13%	to	21.96%
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%

	AST AllianzGI World Trends Portfolio
December 31, 2021	209,833	$13.91	to	$22.77	$3,919,333	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2020	235,817	$12.56	to	$20.89	$4,004,115	0.00%	0.35%	to	3.25%	10.39%	to	13.70%
December 31, 2019	262,440	$11.04	to	$18.66	$3,953,412	0.00%	0.35%	to	3.25%	10.27%	to	17.40%
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2021	124,741	$13.95	to	$26.49	$2,567,981	0.00%	0.35%	to	2.95%	9.19%	to	12.02%
December 31, 2020	137,600	$12.45	to	$24.03	$2,547,203	0.00%	0.35%	to	3.25%	9.48%	to	12.76%
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%

	AST Goldman Sachs Multi-Asset Portfolio (merged February 19, 2021)
December 31, 2021	—	$12.02	to	$18.76	$—	0.00%	0.35%	to	2.95%	1.49%	to	1.84%
December 31, 2020	142,027	$11.80	to	$18.46	$2,118,632	0.00%	0.35%	to	3.25%	5.43%	to	8.58%
December 31, 2019	154,762	$10.87	to	$17.27	$2,145,046	0.00%	0.35%	to	3.25%	8.59%	to	15.38%
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%

	ProFund VP Consumer Services
December 31, 2021	16	$15.71	to	$49.48	$684	0.00%	0.35%	to	2.00%	8.07%	to	9.84%
December 31, 2020	29	$14.30	to	$45.14	$1,206	0.00%	0.35%	to	2.00%	25.83%	to	27.89%
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%

	ProFund VP Consumer Goods
December 31, 2021	10	$17.94	to	$36.88	$336	0.38%	0.35%	to	2.00%	17.30%	to	19.23%
December 31, 2020	19	$15.05	to	$31.00	$506	0.74%	0.35%	to	2.00%	28.48%	to	30.59%
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%

	ProFund VP Financials
December 31, 2021	40	$15.99	to	$31.08	$766	0.35%	0.55%	to	2.30%	27.18%	to	29.39%
December 31, 2020	46	$11.34	to	$24.02	$688	0.76%	0.35%	to	2.30%	-3.98%	to	-2.11%
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%

	ProFund VP Health Care
December 31, 2021	62	$15.28	to	$44.18	$2,389	0.04%	0.35%	to	2.30%	18.81%	to	21.11%
December 31, 2020	77	$12.61	to	$36.55	$2,471	0.00%	0.35%	to	2.30%	11.86%	to	14.04%
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%

A162

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Industrials
December 31, 2021	18	$24.75	to	$38.63	$552	0.00%	0.55%	to	2.30%	13.79%	to	15.76%
December 31, 2020	21	$12.84	to	$33.37	$563	0.19%	0.35%	to	2.30%	14.13%	to	16.35%
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%

	ProFund VP Mid-Cap Growth
December 31, 2021	34	$15.12	to	$35.64	$1,026	0.00%	0.35%	to	2.30%	14.34%	to	16.56%
December 31, 2020	36	$12.97	to	$30.64	$901	0.00%	0.35%	to	2.30%	18.18%	to	20.47%
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%

	ProFund VP Mid-Cap Value
December 31, 2021	33	$13.78	to	$30.63	$800	0.25%	0.35%	to	2.30%	25.64%	to	28.08%
December 31, 2020	31	$10.76	to	$23.96	$611	0.44%	0.35%	to	2.30%	0.00%	to	1.94%
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%

	ProFund VP Real Estate
December 31, 2021	18	$14.23	to	$29.62	$409	0.03%	0.35%	to	2.30%	34.00%	to	36.60%
December 31, 2020	19	$13.15	to	$21.72	$324	1.63%	0.55%	to	2.30%	-8.40%	to	-6.81%
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%

	ProFund VP Small-Cap Growth
December 31, 2021	23	$28.59	to	$39.57	$809	0.00%	0.55%	to	2.30%	17.93%	to	19.98%
December 31, 2020	24	$24.24	to	$32.98	$717	0.00%	0.55%	to	2.30%	14.75%	to	16.75%
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%

	ProFund VP Small-Cap Value
December 31, 2021	16	$13.28	to	$30.11	$412	0.07%	0.35%	to	2.00%	26.04%	to	28.11%
December 31, 2020	12	$18.55	to	$23.55	$238	0.03%	0.55%	to	2.00%	-0.92%	to	0.51%
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%

	ProFund VP Telecommunications
December 31, 2021	10	$12.30	to	$22.21	$137	0.98%	0.35%	to	2.00%	16.09%	to	18.00%
December 31, 2020	8	$10.42	to	$18.86	$104	0.97%	0.35%	to	2.00%	1.13%	to	2.79%
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%

	ProFund VP Utilities
December 31, 2021	26	$12.73	to	$29.12	$589	1.54%	0.35%	to	2.30%	12.81%	to	15.00%
December 31, 2020	29	$11.07	to	$25.38	$563	1.56%	0.35%	to	2.30%	-4.59%	to	-2.74%
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%

	ProFund VP Large-Cap Growth
December 31, 2021	39	$36.81	to	$52.32	$1,632	0.00%	0.55%	to	2.30%	26.94%	to	29.15%
December 31, 2020	45	$28.99	to	$40.51	$1,486	0.00%	0.55%	to	2.30%	27.99%	to	30.21%
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
A163

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Value
December 31, 2021	65	$18.21	to	$29.44	$1,507	0.96%	0.55%	to	2.30%	20.16%	to	22.25%
December 31, 2020	69	$15.16	to	$24.08	$1,301	1.27%	0.55%	to	2.30%	-2.31%	to	-0.61%
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2021	9,414	$19.35	to	$61.23	$452,299	0.00%	0.35%	to	2.95%	12.40%	to	15.32%
December 31, 2020	10,532	$16.83	to	$53.29	$451,664	0.00%	0.35%	to	3.25%	49.04%	to	53.50%
December 31, 2019	9,348	$11.00	to	$34.92	$280,800	0.00%	0.35%	to	3.25%	10.47%	to	31.87%
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%

	AST Bond Portfolio 2021 (liquidated December 31, 2021)
December 31, 2021	—	$11.42	to	$13.78	$—	0.00%	1.15%	to	2.95%	-4.71%	to	-3.02%
December 31, 2020	5,012	$11.27	to	$14.21	$64,273	0.00%	1.15%	to	3.25%	-0.20%	to	1.96%
December 31, 2019	2,778	$11.29	to	$13.45	$35,107	0.00%	1.75%	to	3.25%	1.65%	to	3.26%
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%

	Allspring VT International Equity Fund (Class 1)
December 31, 2021	6	$18.73	to	$20.29	$125	1.34%	1.40%	to	1.85%	5.44%	to	5.91%
December 31, 2020	7	$17.76	to	$19.16	$125	2.88%	1.40%	to	1.85%	2.98%	to	3.44%
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%

	Allspring VT Omega Growth Fund (Class 1)
December 31, 2021	63	$8.35	to	$9.09	$551	0.00%	1.40%	to	1.85%	13.18%	to	13.68%
December 31, 2020	99	$7.38	to	$7.99	$753	0.00%	1.40%	to	1.85%	40.81%	to	41.43%
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2021	9	$44.12	to	$45.89	$417	0.00%	1.50%	to	1.85%	5.97%	to	6.34%
December 31, 2020	10	$41.63	to	$43.16	$417	0.00%	1.50%	to	1.85%	55.23%	to	55.76%
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%

	AST Bond Portfolio 2022
December 31, 2021	4,589	$10.89	to	$13.20	$54,457	0.00%	1.15%	to	2.95%	-3.77%	to	-2.07%
December 31, 2020	1,310	$10.87	to	$13.04	$16,239	0.00%	1.50%	to	3.25%	1.59%	to	3.46%
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%

	AST Quantitative Modeling Portfolio
December 31, 2021	69,769	$13.41	to	$22.99	$1,313,627	0.00%	0.35%	to	2.65%	12.46%	to	15.04%
December 31, 2020	75,102	$11.69	to	$20.02	$1,249,337	0.00%	0.35%	to	2.65%	8.70%	to	11.18%
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%

	AST BlackRock Global Strategies Portfolio
December 31, 2021	118,258	$12.62	to	$17.31	$1,844,921	0.00%	0.35%	to	2.95%	8.48%	to	11.28%
December 31, 2020	130,979	$11.34	to	$15.59	$1,847,482	0.00%	0.35%	to	2.95%	1.74%	to	4.37%
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
A164

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Opportunity Fund (Class 1)
December 31, 2021	27	$36.74	to	$38.07	$999	0.27%	1.50%	to	1.85%	22.79%	to	23.22%
December 31, 2020	37	$29.92	to	$30.90	$1,114	0.69%	1.50%	to	1.85%	19.12%	to	19.53%
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%

	AST Prudential Core Bond Portfolio
December 31, 2021	35,739	$10.45	to	$13.25	$436,421	0.00%	0.35%	to	2.85%	-4.15%	to	-1.68%
December 31, 2020	35,984	$10.49	to	$13.51	$448,549	0.00%	0.35%	to	3.25%	2.60%	to	5.68%
December 31, 2019	30,278	$10.14	to	$12.81	$361,679	0.00%	0.35%	to	3.25%	1.09%	to	9.15%
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%

	AST Bond Portfolio 2023
December 31, 2021	448	$9.55	to	$11.17	$4,649	0.00%	1.30%	to	2.90%	-4.47%	to	-2.96%
December 31, 2020	415	$9.60	to	$11.65	$4,510	0.00%	1.15%	to	3.25%	3.30%	to	5.54%
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%

	AST MFS Growth Allocation Portfolio
December 31, 2021	51,267	$14.16	to	$21.10	$965,448	0.00%	0.35%	to	2.95%	11.55%	to	14.44%
December 31, 2020	54,399	$12.37	to	$18.48	$902,132	0.00%	0.35%	to	3.25%	6.30%	to	9.49%
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2021	847	$10.38	to	$12.86	$9,797	0.00%	0.35%	to	1.95%	-4.94%	to	-3.39%
December 31, 2020	825	$10.92	to	$13.36	$9,949	0.00%	0.35%	to	1.95%	5.35%	to	7.07%
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%

	AST MFS Large-Cap Value Portfolio
December 31, 2021	10,358	$13.59	to	$28.82	$260,460	0.00%	0.35%	to	2.70%	21.68%	to	24.61%
December 31, 2020	11,095	$10.94	to	$23.17	$228,837	0.00%	0.35%	to	2.95%	0.92%	to	3.53%
December 31, 2019	10,037	$10.60	to	$22.43	$205,540	0.00%	0.35%	to	2.95%	6.32%	to	28.64%
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%

	AST Bond Portfolio 2024
December 31, 2021	33	$10.04	to	$10.83	$346	0.00%	1.50%	to	2.30%	-4.61%	to	-3.81%
December 31, 2020	132	$10.05	to	$11.26	$1,428	0.00%	1.50%	to	2.95%	5.54%	to	7.05%
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2021	8,130	$13.76	to	$27.76	$201,163	0.00%	0.35%	to	2.65%	23.17%	to	26.08%
December 31, 2020	9,007	$10.95	to	$22.06	$179,575	0.00%	0.35%	to	2.85%	1.74%	to	4.36%
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2021	1,120,447	$13.10	to	$14.07	$14,674,471	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	1,200,377	$13.40	to	$14.28	$16,087,144	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
A165

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2021	12,893	$10.58	to	$29.28	$314,091	0.00%	0.35%	to	2.95%	4.85%	to	27.39%
December 31, 2020	2,175	$11.89	to	$23.03	$43,237	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%

	AST Bond Portfolio 2025
December 31, 2021	91	$11.33	to	$12.27	$1,085	0.00%	1.90%	to	2.95%	-5.64%	to	-4.70%
December 31, 2020	220	$11.81	to	$13.58	$2,808	0.00%	1.15%	to	3.10%	7.90%	to	10.07%
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2021	178,471	$14.70	to	$19.95	$3,331,255	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	188,341	$12.74	to	$17.34	$3,080,473	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2021	8,556	$13.58	to	$18.81	$151,350	0.00%	0.48%	to	0.86%	12.20%	to	12.63%
December 31, 2020	8,977	$12.08	to	$16.77	$142,737	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2021	7,089	$12.75	to	$16.88	$113,958	0.00%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2020	7,540	$11.33	to	$14.98	$108,311	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%

	AST Franklin 85/15 Diversified Allocation Portfolio
December 31, 2021	36,913	$13.77	to	$16.86	$586,820	0.00%	0.35%	to	1.95%	18.54%	to	20.47%
December 31, 2020	38,487	$11.43	to	$14.02	$513,153	0.00%	0.35%	to	1.95%	4.00%	to	5.70%
December 31, 2019	39,352	$10.82	to	$13.29	$501,324	0.00%	0.35%	to	1.95%	8.09%	to	17.60%
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%

	AST Bond Portfolio 2026
December 31, 2021	378	$10.00	to	$11.05	$4,006	0.00%	1.50%	to	2.95%	-6.60%	to	-5.26%
December 31, 2020	811	$10.52	to	$11.80	$9,089	0.00%	1.30%	to	3.15%	7.19%	to	9.26%
December 31, 2019	3,763	$9.77	to	$10.87	$39,140	0.00%	1.15%	to	3.25%	6.45%	to	8.76%
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%

	AST Global Bond Portfolio
December 31, 2021	18,812	$9.64	to	$11.71	$198,009	0.00%	0.35%	to	2.70%	-4.12%	to	-1.81%
December 31, 2020	18,521	$10.05	to	$11.95	$199,922	0.00%	0.35%	to	2.70%	0.54%	to	3.99%
December 31, 2019	295	$9.96	to	$11.50	$3,344	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%

	AST QMA International Core Equity Portfolio
December 31, 2021	862	$12.49	to	$14.92	$11,430	0.00%	0.48%	to	0.86%	11.15%	to	11.58%
December 31, 2020	848	$11.22	to	$13.42	$10,110	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	779	$10.59	to	$12.70	$8,847	0.00%	0.48%	to	0.86%	6.92%	to	16.21%
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%

A166

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2021	4,483		$13.33	to	$16.25	$68,723		0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	4,459		$12.61	to	$15.40	$65,022		1.37%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	4,130		$10.52	to	$12.87	$51,164		1.39%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	3,693		$10.59	to	$11.02	$39,436		0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991		$11.55	to	$12.03	$34,766		1.46%	0.55%	to	0.86%	12.73%	to	13.08%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2021	1,678		$11.56	to	$14.26	$22,942		2.62%	0.48%	to	0.86%	7.29%	to	7.70%
December 31, 2020	1,658		$10.75	to	$13.29	$21,175		3.37%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	1,594		$10.29	to	$12.74	$19,837		3.07%	0.48%	to	0.86%	2.77%	to	13.64%
December 31, 2018	1,264		$10.97	to	$11.25	$13,988		0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790		$11.64	to	$11.93	$9,257		4.16%	0.55%	to	0.86%	10.75%	to	11.09%

	AST Bond Portfolio 2027
December 31, 2021	749		$10.12	to	$11.24	$7,993		0.00%	1.15%	to	2.95%	-7.33%	to	-5.69%
December 31, 2020	1,049		$10.71	to	$11.92	$11,975		0.00%	1.15%	to	3.25%	8.23%	to	10.58%
December 31, 2019	3,296		$9.89	to	$10.78	$34,237		0.00%	1.15%	to	3.25%	7.09%	to	9.41%
December 31, 2018	9,050		$9.24	to	$9.85	$86,291		0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868		$9.67	to	$10.09	$87,631		0.00%	1.15%	to	3.25%	-0.64%	to	1.51%

	NVIT Emerging Markets Fund (Class D)
December 31, 2021	345		$13.07	to	$13.49	$4,581		0.92%	1.40%	to	2.00%	-9.40%	to	-8.87%
December 31, 2020	418		$14.43	to	$14.81	$6,114		1.59%	1.40%	to	2.00%	10.71%	to	11.36%
December 31, 2019	451		$13.03	to	$13.30	$5,937		2.09%	1.40%	to	2.00%	20.18%	to	20.89%
December 31, 2018	506		$10.84	to	$11.00	$5,533		0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547		$13.44	to	$13.55	$7,381		0.96%	1.40%	to	2.00%	38.34%	to	39.15%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2021	1,810		$10.67	to	$11.12	$20,083		0.00%	1.90%	to	2.70%	-7.03%	to	-6.26%
December 31, 2020	—	(1)	$11.40	to	$12.16	$—	(1)	0.00%	1.30%	to	2.95%	11.40%	to	13.21%
December 31, 2019	887		$10.12	to	$10.75	$9,329		0.00%	1.30%	to	3.25%	7.96%	to	10.16%
December 31, 2018	2,788		$9.37	to	$9.78	$26,723		0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222		$9.89	to	$10.10	$2,219		0.00%	1.15%	to	3.25%	-1.11%	to	1.03%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2021	2		$10.92	to	$11.27	$23		0.00%	2.15%	to	2.95%	-7.25%	to	-6.52%
December 31, 2020	3		$11.64	to	$12.36	$38		0.00%	1.30%	to	3.25%	12.51%	to	14.80%
December 31, 2019	1,766		$10.34	to	$10.80	$18,741		0.00%	1.15%	to	3.25%	8.65%	to	11.01%
December 31, 2018	313		$9.52	to	$9.73	$3,009		0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2021	86,526		$15.21	to	$16.02	$1,349,107		0.00%	0.35%	to	1.95%	12.50%	to	14.34%
December 31, 2020	89,195		$13.52	to	$14.04	$1,227,833		0.00%	0.35%	to	1.95%	19.63%	to	21.58%
December 31, 2019	78,975		$11.24	to	$11.57	$902,733		0.00%	0.35%	to	1.95%	12.19%	to	21.63%
December 31, 2018	28,990		$9.42	to	$9.51	$274,473		0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2021	1,496		$11.50	to	$12.07	$17,743		0.00%	1.30%	to	2.95%	-6.95%	to	-5.43%
December 31, 2020	3,435		$12.36	to	$12.80	$43,329		0.00%	1.15%	to	2.95%	11.23%	to	13.19%
December 31, 2019	920		$11.07	to	$11.31	$10,321		0.00%	1.15%	to	3.25%	10.68%	to	13.08%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2021	19,592		$15.37	to	$16.54	$319,146		0.00%	0.35%	to	1.95%	13.73%	to	15.59%
December 31, 2020	19,637		$13.30	to	$14.38	$279,519		0.00%	0.35%	to	1.95%	16.06%	to	17.95%
December 31, 2019	14,124		$11.27	to	$12.29	$172,194		0.00%	0.35%	to	1.95%	12.54%	to	17.45%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A167

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2021	15,006	$14.33	to	$15.16	$222,560	0.00%	0.35%	to	1.95%	9.41%	to	11.20%
December 31, 2020	15,395	$12.88	to	$13.66	$207,231	0.00%	0.35%	to	1.95%	13.50%	to	15.35%
December 31, 2019	10,889	$11.17	to	$11.86	$128,249	0.00%	0.35%	to	1.95%	11.58%	to	14.46%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Western Asset Corporate Bond Portfolio (available August 19, 2019)
December 31, 2021	327	$10.46	to	$10.69	$3,427	0.00%	0.40%	to	1.30%	-2.56%	to	-1.68%
December 31, 2020	315	$10.74	to	$10.87	$3,384	0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST T. Rowe Price Corporate Bond Portfolio (available August 19, 2019)
December 31, 2021	281	$10.50	to	$10.73	$2,962	0.00%	0.40%	to	1.30%	-2.29%	to	-1.40%
December 31, 2020	274	$10.74	to	$10.88	$2,947	0.00%	0.40%	to	1.30%	6.59%	to	7.56%
December 31, 2019	28	$10.08	to	$10.08	$280	0.00%	1.20%	to	1.30%	0.81%	to	0.85%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST PIMCO Corporate Bond Portfolio (available August 19, 2019)
December 31, 2021	444	$10.49	to	$10.72	$4,672	0.00%	0.40%	to	1.30%	-2.29%	to	-1.40%
December 31, 2020	406	$10.74	to	$10.87	$4,361	0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	26	$10.06	to	$10.06	$262	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Prudential Corporate Bond Portfolio (available August 19, 2019)
December 31, 2021	614	$10.54	to	$10.77	$6,486	0.00%	0.40%	to	1.30%	-2.11%	to	-1.22%
December 31, 2020	578	$10.76	to	$10.90	$6,228	0.00%	0.40%	to	1.30%	6.26%	to	7.23%
December 31, 2019	64	$10.13	to	$10.13	$644	0.00%	1.20%	to	1.30%	1.31%	to	1.35%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock Corporate Bond Portfolio (available August 19, 2019)
December 31, 2021	373	$10.68	to	$10.93	$4,000	0.00%	0.35%	to	1.30%	-2.71%	to	-1.78%
December 31, 2020	350	$10.98	to	$11.12	$3,848	0.00%	0.40%	to	1.30%	9.15%	to	10.14%
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Dimensional Global Core Allocation Portfolio (available November 18, 2019) (liquidated October 15, 2021)
December 31, 2021	—	$13.19	to	$13.47	$—	0.00%	0.35%	to	1.45%	13.23%	to	14.23%
December 31, 2020	825	$11.65	to	$11.79	$9,610	0.00%	0.35%	to	1.45%	13.07%	to	14.33%
December 31, 2019	107	$10.30	to	$10.31	$1,099	0.00%	0.85%	to	1.45%	3.02%	to	3.10%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2021	3,709	$10.17	to	$10.53	$38,423	0.00%	1.15%	to	2.95%	-7.50%	to	-5.87%
December 31, 2020	5,312	$11.00	to	$11.19	$58,919	0.00%	1.15%	to	2.95%	9.97%	to	11.91%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	48	$15.42	to	$15.47	$736	0.01%	0.35%	to	0.50%	27.20%	to	27.39%
December 31, 2020	1	$12.13	to	$12.13	$11	0.42%	0.50%	to	0.50%	25.68%	to	25.68%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A168

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	40		$17.03	to	$17.11	$674	0.00%	0.25%	to	0.50%	11.38%	to	11.66%
December 31, 2020	7		$15.29	to	$15.30	$108	0.00%	0.40%	to	0.50%	59.14%	to	59.28%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	5		$16.26	to	$16.29	$78	0.00%	0.40%	to	0.50%	22.60%	to	22.72%
December 31, 2020	2		$13.26	to	$13.26	$27	0.00%	0.50%	to	0.50%	37.98%	to	37.98%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	43		$10.51	to	$10.53	$452	3.93%	0.40%	to	0.50%	-1.10%	to	-1.00%
December 31, 2020	5		$10.63	to	$10.64	$51	5.90%	0.40%	to	0.50%	5.95%	to	6.04%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available February 24, 2020)
December 31, 2021	26		$14.10	to	$14.16	$368	0.00%	0.25%	to	0.50%	1.29%	to	1.55%
December 31, 2020	1		$13.92	to	$13.93	$7	0.00%	0.40%	to	0.50%	43.43%	to	43.55%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Initial Class) (available February 24, 2020)
December 31, 2021	100		$12.23	to	$12.26	$1,225	1.86%	0.25%	to	0.40%	13.66%	to	13.83%
December 31, 2020	87		$10.76	to	$10.77	$935	0.00%	0.25%	to	0.40%	9.53%	to	9.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available February 24, 2020)
December 31, 2021	36		$10.37	to	$10.42	$376	4.24%	0.25%	to	0.50%	-1.31%	to	-1.06%
December 31, 2020	5		$10.53	to	$10.53	$57	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Index Portfolio (available February 24, 2020)
December 31, 2021	36		$14.44	to	$14.51	$515	0.29%	0.60%	to	0.85%	27.46%	to	27.78%
December 31, 2020	5		$11.33	to	$11.33	$52	0.00%	0.85%	to	0.85%	17.23%	to	17.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Global Bond Index (available February 24, 2020)
December 31, 2021	32		$10.05	to	$10.07	$324	0.88%	0.75%	to	0.85%	-2.67%	to	-2.58%
December 31, 2020	—	(1)	$10.34	to	$10.34	$3	0.00%	0.75%	to	0.75%	3.06%	to	3.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available February 24, 2020)
December 31, 2021	87		$13.99	to	$14.05	$1,226	0.14%	0.60%	to	0.85%	23.30%	to	23.61%
December 31, 2020	1		$11.35	to	$11.35	$15	0.00%	0.75%	to	0.75%	16.93%	to	16.93%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A169

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Real Estate Index Portfolio (available February 24, 2020)
December 31, 2021	79	$12.25	to	$12.31	$975	0.29%	0.60%	to	0.85%	39.02%	to	39.37%
December 31, 2020	3	$8.81	to	$8.82	$29	0.00%	0.75%	to	0.85%	-10.61%	to	-10.54%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio (available February 24, 2020)
December 31, 2021	110	$10.14	to	$10.19	$1,118	0.30%	0.60%	to	0.85%	-2.55%	to	-2.31%
December 31, 2020	2	$10.42	to	$10.42	$26	0.00%	0.75%	to	0.75%	3.75%	to	3.75%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Market Index Portfolio (available February 24, 2020)
December 31, 2021	107	$12.10	to	$12.16	$1,297	0.55%	0.60%	to	0.85%	7.61%	to	7.88%
December 31, 2020	6	$11.25	to	$11.26	$71	0.00%	0.75%	to	0.85%	16.60%	to	16.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Stock Market Index Portfolio (available February 24, 2020)
December 31, 2021	100	$14.38	to	$14.45	$1,443	0.37%	0.60%	to	0.85%	24.57%	to	24.88%
December 31, 2020	11	$11.55	to	$11.55	$132	0.00%	0.75%	to	0.75%	19.48%	to	19.48%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Balanced Portfolio (available February 24, 2020)
December 31, 2021	174	$12.66	to	$12.70	$2,203	0.15%	0.70%	to	0.85%	18.01%	to	18.18%
December 31, 2020	6	$10.73	to	$10.73	$62	0.00%	0.85%	to	0.85%	9.49%	to	9.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Conservative Allocation Portfolio (available February 24, 2020)
December 31, 2021	40	$11.42	to	$11.44	$455	0.50%	0.75%	to	0.85%	5.09%	to	5.19%
December 31, 2020	7	$10.86	to	$10.87	$75	0.00%	0.75%	to	0.85%	9.89%	to	9.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Growth Portfolio (available February 24, 2020)
December 31, 2021	31	$15.28	to	$15.35	$472	0.02%	0.60%	to	0.85%	16.86%	to	17.16%
December 31, 2020	1	$13.09	to	$13.09	$11	0.00%	0.75%	to	0.75%	35.55%	to	35.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard High Yield Bond Portfolio (available February 24, 2020)
December 31, 2021	16	$10.65	to	$10.70	$167	0.32%	0.60%	to	0.85%	2.80%	to	3.06%
December 31, 2020	1	$10.37	to	$10.37	$6	0.00%	0.75%	to	0.75%	4.24%	to	4.24%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2021	36	$12.10	to	$12.15	$433	0.90%	0.60%	to	0.85%	9.14%	to	9.41%
December 31, 2020	5	$11.08	to	$11.08	$52	0.00%	0.85%	to	0.85%	12.99%	to	12.99%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A170

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Short-Term Investment Grade Portfolio (available February 24, 2020)
December 31, 2021	82	$10.21	to	$10.26	$835	0.74%	0.60%	to	0.85%	-1.30%	to	-1.05%
December 31, 2020	3	$10.35	to	$10.36	$31	0.00%	0.75%	to	0.85%	3.30%	to	3.39%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 1) (available February 24, 2020)
December 31, 2021	439	$12.51	to	$12.57	$5,504	3.08%	0.60%	to	0.85%	14.42%	to	14.71%
December 31, 2020	26	$10.93	to	$10.96	$286	12.73%	0.60%	to	0.85%	11.90%	to	12.14%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund (Class 1) (available February 24, 2020)
December 31, 2021	65	$13.62	to	$13.66	$884	1.99%	0.70%	to	0.85%	27.03%	to	27.22%
December 31, 2020	7	$10.72	to	$10.72	$80	11.58%	0.85%	to	0.85%	11.04%	to	11.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America (Class 1) (available February 24, 2020)
December 31, 2021	49	$10.54	to	$10.59	$516	2.59%	0.60%	to	0.85%	-0.99%	to	-0.74%
December 31, 2020	4	$10.65	to	$10.65	$43	5.32%	0.85%	to	0.85%	6.21%	to	6.21%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 1) (available February 24, 2020)
December 31, 2021	131	$16.81	to	$16.89	$2,203	0.63%	0.60%	to	0.85%	21.26%	to	21.56%
December 31, 2020	24	$13.86	to	$13.87	$335	1.87%	0.75%	to	0.85%	44.00%	to	44.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2021	138	$13.60	to	$13.67	$1,880	2.03%	0.60%	to	0.85%	23.36%	to	23.67%
December 31, 2020	2	$11.03	to	$11.03	$25	3.46%	0.85%	to	0.85%	13.98%	to	13.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government Securities Fund (Class 1) (available February 24, 2020)
December 31, 2021	34	$10.62	to	$10.67	$358	2.07%	0.60%	to	0.85%	-1.29%	to	-1.04%
December 31, 2020	2	$10.77	to	$10.77	$22	5.16%	0.75%	to	0.75%	7.13%	to	7.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2021	42	$12.61	to	$12.66	$535	1.59%	0.25%	to	0.50%	21.07%	to	21.37%
December 31, 2020	29	$10.43	to	$10.43	$299	13.38%	0.25%	to	0.25%	7.67%	to	7.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2021	25	$15.61	to	$15.64	$391	0.00%	0.40%	to	0.50%	20.55%	to	20.67%
December 31, 2020	4	$12.95	to	$12.96	$49	0.00%	0.40%	to	0.50%	34.41%	to	34.52%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A171

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2021	227		$12.44	to	$12.50	$2,838	1.89%	0.25%	to	0.50%	19.94%	to	20.24%
December 31, 2020	30		$10.37	to	$10.40	$309	2.64%	0.25%	to	0.50%	7.26%	to	7.49%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Global Allocation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2021	100		$12.54	to	$12.60	$1,258	1.29%	0.25%	to	0.50%	6.14%	to	6.41%
December 31, 2020	2		$11.81	to	$11.81	$21	3.20%	0.50%	to	0.50%	20.42%	to	20.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Bond Portfolio (available February 24, 2020)
December 31, 2021	51		$9.84	to	$9.88	$500	1.22%	0.60%	to	0.85%	-1.88%	to	-1.64%
December 31, 2020	2		$10.03	to	$10.03	$24	0.19%	0.75%	to	0.75%	0.33%	to	0.33%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Short-Term Fixed Portfolio (available February 24, 2020)
December 31, 2021	80		$9.85	to	$9.90	$788	0.01%	0.60%	to	0.85%	-1.03%	to	-0.78%
December 31, 2020	2		$9.96	to	$9.96	$17	2.82%	0.85%	to	0.85%	-0.42%	to	-0.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2021	49		$12.54	to	$12.60	$620	2.67%	0.60%	to	0.85%	25.96%	to	26.28%
December 31, 2020	2		$9.96	to	$9.96	$15	23.16%	0.75%	to	0.75%	3.23%	to	3.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Targeted Value Portfolio (available February 24, 2020)
December 31, 2021	20		$14.89	to	$14.96	$302	3.03%	0.60%	to	0.85%	38.50%	to	38.84%
December 31, 2020	—	(1)	$10.76	to	$10.76	$5	6.29%	0.75%	to	0.75%	11.44%	to	11.44%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	312		$13.79	to	$13.86	$4,308	1.00%	0.25%	to	0.50%	17.67%	to	17.97%
December 31, 2020	10		$11.75	to	$11.75	$119	7.12%	0.25%	to	0.25%	20.30%	to	20.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	7		$15.41	to	$15.44	$112	0.00%	0.40%	to	0.50%	18.81%	to	18.93%
December 31, 2020	—		$12.98	to	$12.98	$—	0.00%	0.40%	to	0.40%	34.38%	to	34.38%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	29		$14.37	to	$14.44	$420	0.41%	0.25%	to	0.50%	20.05%	to	20.36%
December 31, 2020	26		$11.98	to	$12.00	$317	2.69%	0.25%	to	0.40%	23.40%	to	23.56%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A172

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	76		$12.89	to	$12.95	$988	3.53%	0.25%	to	0.50%	-2.73%	to	-2.49%
December 31, 2020	1		$13.26	to	$13.26	$7	0.00%	0.40%	to	0.40%	37.43%	to	37.43%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Financial Services Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	8		$13.22	to	$13.24	$101	3.20%	0.40%	to	0.50%	32.53%	to	32.66%
December 31, 2020	—		$9.98	to	$9.98	$—	0.00%	0.40%	to	0.40%	3.11%	to	3.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	39		$10.67	to	$10.72	$415	5.09%	0.25%	to	0.50%	4.68%	to	4.95%
December 31, 2020	1		$10.20	to	$10.20	$11	28.53%	0.40%	to	0.40%	2.25%	to	2.25%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	19		$12.98	to	$13.01	$248	0.01%	0.40%	to	0.50%	11.17%	to	11.29%
December 31, 2020	—	(1)	$11.68	to	$11.68	$5	0.00%	0.50%	to	0.50%	22.24%	to	22.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Industrials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	3		$12.56	to	$12.58	$43	0.00%	0.40%	to	0.50%	16.50%	to	16.62%
December 31, 2020	—	(1)	$10.78	to	$10.78	$4	0.85%	0.50%	to	0.50%	11.80%	to	11.80%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	42		$13.22	to	$13.28	$558	0.00%	0.25%	to	0.50%	11.78%	to	12.06%
December 31, 2020	3		$11.83	to	$11.84	$31	0.86%	0.40%	to	0.50%	22.50%	to	22.61%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	40		$14.42	to	$14.49	$582	0.74%	0.25%	to	0.50%	24.97%	to	25.29%
December 31, 2020	27		$11.54	to	$11.56	$309	2.49%	0.25%	to	0.50%	18.90%	to	19.16%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	8		$10.85	to	$10.87	$90	5.99%	0.40%	to	0.50%	3.22%	to	3.32%
December 31, 2020	1		$10.52	to	$10.52	$15	18.54%	0.40%	to	0.40%	5.68%	to	5.68%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	22		$19.10	to	$19.19	$421	0.00%	0.25%	to	0.50%	27.52%	to	27.84%
December 31, 2020	1		$14.98	to	$14.99	$11	0.00%	0.40%	to	0.50%	56.17%	to	56.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A173

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Utilities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	2		$10.83	to	$10.85	$18	7.50%	0.40%	to	0.50%	16.91%	to	17.03%
December 31, 2020	—		$9.27	to	$9.27	$—	0.00%	0.40%	to	0.40%	-6.09%	to	-6.09%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020)
December 31, 2021	17		$14.28	to	$14.31	$239	0.03%	0.40%	to	0.50%	28.06%	to	28.19%
December 31, 2020	—	(1)	$11.16	to	$11.16	$6	0.69%	0.40%	to	0.40%	15.11%	to	15.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2021	60		$15.25	to	$15.32	$913	0.00%	0.25%	to	0.50%	12.05%	to	12.33%
December 31, 2020	23		$13.61	to	$13.64	$315	0.00%	0.25%	to	0.50%	40.46%	to	40.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available February 24, 2020)
December 31, 2021	229		$10.35	to	$10.38	$2,372	4.94%	0.35%	to	0.50%	-2.46%	to	-2.31%
December 31, 2020	13		$10.61	to	$10.62	$133	13.51%	0.40%	to	0.50%	6.11%	to	6.20%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Variable Global High Yield Bond Portfolio (Class I) (available February 24, 2020)
December 31, 2021	7		$10.63	to	$10.65	$73	5.24%	0.40%	to	0.50%	0.82%	to	0.92%
December 31, 2020	1		$10.54	to	$10.55	$9	11.46%	0.40%	to	0.50%	5.98%	to	6.07%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available February 24, 2020)
December 31, 2021	41		$14.46	to	$14.50	$600	0.00%	0.35%	to	0.50%	13.54%	to	13.71%
December 31, 2020	1		$12.73	to	$12.74	$15	0.00%	0.40%	to	0.50%	30.65%	to	30.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	17		$13.10	to	$13.12	$223	0.40%	0.40%	to	0.50%	10.00%	to	10.11%
December 31, 2020	5		$11.91	to	$11.92	$64	0.00%	0.40%	to	0.50%	23.14%	to	23.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (available February 24, 2020)
December 31, 2021	2		$14.76	to	$14.76	$35	0.29%	0.50%	to	0.50%	25.34%	to	25.34%
December 31, 2020	—	(1)	$11.78	to	$11.78	$5	0.00%	0.50%	to	0.50%	22.11%	to	22.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (available April 27, 2020)
December 31, 2021	164		$14.42	to	$14.62	$2,399	0.43%	0.48%	to	1.30%	4.47%	to	8.47%
December 31, 2020	58		$13.44	to	$13.48	$787	0.92%	0.48%	to	0.86%	32.37%	to	32.71%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A174

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (available April 27, 2020)
December 31, 2021	50	$16.84	to	$16.95	$846	0.04%	0.48%	to	0.86%	24.58%	to	25.05%
December 31, 2020	26	$13.52	to	$13.56	$351	0.14%	0.48%	to	0.86%	33.08%	to	33.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Shares) (available April 27, 2020)
December 31, 2021	829	$16.40	to	$16.51	$13,673	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	518	$14.58	to	$14.62	$7,568	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Shares) (available April 27, 2020)
December 31, 2021	32	$16.34	to	$16.41	$520	0.46%	0.48%	to	0.73%	25.58%	to	25.90%
December 31, 2020	11	$13.01	to	$13.03	$149	0.55%	0.48%	to	0.73%	27.78%	to	28.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Shares) (available April 27, 2020)
December 31, 2021	467	$16.66	to	$16.77	$7,817	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	231	$14.75	to	$14.79	$3,420	0.00%	0.48%	to	0.86%	44.30%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Shares) (available April 27, 2020)
December 31, 2021	208	$16.81	to	$16.92	$3,508	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	87	$16.70	to	$16.74	$1,448	0.00%	0.48%	to	0.86%	61.70%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Shares) (available April 27, 2020)
December 31, 2021	31	$15.99	to	$16.09	$494	0.37%	0.48%	to	0.86%	23.44%	to	23.92%
December 31, 2020	20	$12.95	to	$12.99	$259	0.46%	0.48%	to	0.86%	27.73%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (available April 27, 2020)
December 31, 2021	1,053	$10.43	to	$10.58	$11,112	2.64%	0.48%	to	1.30%	-1.92%	to	-0.45%
December 31, 2020	649	$10.72	to	$10.74	$6,968	3.40%	0.48%	to	0.73%	7.48%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (available April 27, 2020)
December 31, 2021	511	$13.48	to	$13.60	$6,941	1.79%	0.48%	to	1.30%	4.19%	to	13.29%
December 31, 2020	316	$11.98	to	$12.01	$3,796	1.97%	0.48%	to	0.86%	18.27%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Shares) (available April 27, 2020)
December 31, 2021	295	$13.69	to	$13.77	$4,054	1.61%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	144	$12.13	to	$12.16	$1,752	1.67%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A175

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	415	$13.87	to	$13.95	$5,777	0.01%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	128	$10.98	to	$10.99	$1,406	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2021	2,036	$12.37	to	$12.44	$25,283	1.72%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	412	$10.87	to	$10.88	$4,479	2.01%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Washington Mutual Investors Fund (Class 4) (available August 17, 2020)
December 31, 2021	408	$14.05	to	$14.12	$5,754	1.76%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	84	$11.11	to	$11.13	$940	2.50%	0.48%	to	0.86%	11.02%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS The Bond Fund of America (Class 4) (available August 17, 2020)
December 31, 2021	606	$9.97	to	$10.03	$6,067	1.62%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	94	$10.13	to	$10.13	$953	2.52%	0.48%	to	0.68%	1.27%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Capital World Growth and Income Fund (Class 4) (available August 17, 2020)
December 31, 2021	282	$12.87	to	$12.93	$3,641	2.36%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	57	$11.34	to	$11.35	$650	1.18%	0.48%	to	0.86%	12.99%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2021	156	$13.15	to	$13.19	$2,052	0.00%	0.48%	to	0.73%	5.65%	to	5.92%
December 31, 2020	23	$12.45	to	$12.46	$290	0.00%	0.48%	to	0.66%	23.41%	to	23.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2021	895	$14.75	to	$14.83	$13,257	0.05%	0.48%	to	0.86%	20.64%	to	21.10%
December 31, 2020	184	$12.23	to	$12.25	$2,248	0.00%	0.48%	to	0.86%	20.33%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2021	384	$13.56	to	$13.64	$5,228	1.36%	0.48%	to	0.86%	22.74%	to	23.21%
December 31, 2020	95	$11.05	to	$11.07	$1,054	1.28%	0.48%	to	0.86%	10.12%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2021	152	$11.69	to	$11.73	$1,786	3.69%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	19	$11.98	to	$11.99	$224	0.40%	0.48%	to	0.86%	19.41%	to	19.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A176

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2021	220	$12.36	to	$12.42	$2,725	0.82%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	59	$11.92	to	$11.93	$708	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	286	$14.24	to	$14.32	$4,093	0.09%	0.48%	to	0.86%	26.96%	to	27.45%
December 31, 2020	34	$11.22	to	$11.23	$382	1.56%	0.48%	to	0.86%	11.55%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	90	$14.10	to	$14.15	$1,270	1.84%	0.48%	to	0.73%	25.30%	to	25.61%
December 31, 2020	24	$11.26	to	$11.27	$270	2.41%	0.48%	to	0.73%	12.70%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	80	$13.85	to	$13.89	$1,116	1.53%	0.48%	to	0.68%	20.51%	to	20.76%
December 31, 2020	2	$11.50	to	$11.50	$22	5.43%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	160	$13.91	to	$13.96	$2,228	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	18	$11.59	to	$11.60	$206	0.00%	0.48%	to	0.68%	14.97%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	208	$13.45	to	$13.49	$2,807	1.32%	0.48%	to	0.73%	19.42%	to	19.72%
December 31, 2020	56	$11.26	to	$11.27	$629	0.98%	0.48%	to	0.68%	12.84%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2021	159	$13.32	to	$13.37	$2,121	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	28	$11.40	to	$11.40	$318	0.00%	0.48%	to	0.66%	12.81%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	1,435	$13.05	to	$13.12	$18,796	0.90%	0.48%	to	0.86%	16.98%	to	17.42%
December 31, 2020	340	$11.16	to	$11.17	$3,797	1.64%	0.48%	to	0.86%	11.30%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	861	$13.68	to	$13.76	$11,832	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	284	$12.36	to	$12.38	$3,514	0.00%	0.48%	to	0.86%	22.29%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A177

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2021	623	$12.03	to	$12.09	$7,524	0.03%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	184	$10.89	to	$10.90	$2,005	0.82%	0.48%	to	0.86%	7.63%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2021	4,353	$9.20	to	$9.35	$40,391	0.00%	1.30%	to	2.95%	-7.99%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2021	15	$10.63	to	$10.64	$160	0.00%	0.48%	to	0.66%	6.00%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2021	49	$10.23	to	$10.24	$498	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2021	59	$10.99	to	$11.00	$647	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2021	170	$10.72	to	$10.74	$1,829	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2021	148	$10.77	to	$10.78	$1,591	0.00%	0.48%	to	0.68%	7.54%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2021	23	$9.85	to	$9.87	$222	0.00%	0.48%	to	0.68%	-1.38%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2021	413	$10.33	to	$10.36	$4,280	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A178

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2021	41	$11.10	to	$11.12	$454	0.00%	0.48%	to	0.73%	10.14%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Focused Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2021	37	$10.68	to	$10.69	$397	0.00%	0.48%	to	0.66%	5.85%	to	5.98%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2021	336	$11.05	to	$11.06	$3,715	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2021	70	$11.07	to	$11.08	$774	0.00%	0.48%	to	0.68%	10.43%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2021	386	$10.14	to	$10.16	$3,917	0.00%	0.48%	to	0.73%	1.38%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2021	472	$10.37	to	$10.40	$4,903	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2021	1,037	$11.40	to	$11.43	$11,846	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class I) (available February 24, 2020)(2)
December 31, 2021	25	$10.03	to	$10.05	$255	0.00%	0.40%	to	0.50%	-3.65%	to	-3.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP High Income Portfolio (Initial Class) (available February 24, 2020)(2)
December 31, 2021	9	$10.57	to	$10.59	$100	13.90%	0.40%	to	0.50%	3.89%	to	3.99%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A179

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Investors Trust Series (Initial Class) (available February 24, 2020)(2)
December 31, 2021	50	$13.92	to	$13.96	$700	0.89%	0.35%	to	0.50%	26.18%	to	26.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class) (available February 24, 2020)(2)
December 31, 2021	7	$11.17	to	$11.17	$76	2.85%	0.40%	to	0.40%	13.64%	to	13.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class) (available February 24, 2020)(2)
December 31, 2021	66	$12.69	to	$12.74	$834	1.53%	0.25%	to	0.50%	24.83%	to	25.14%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Capital Growth Portfolio (available February 24, 2020)(2)
December 31, 2021	26	$13.71	to	$13.77	$360	0.22%	0.60%	to	0.85%	20.51%	to	20.81%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Diversified Value Portfolio (available February 24, 2020)(2)
December 31, 2021	54	$14.17	to	$14.23	$765	0.31%	0.60%	to	0.85%	29.36%	to	29.68%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Income Portfolio (available February 24, 2020)(2)
December 31, 2021	34	$12.63	to	$12.69	$431	0.00%	0.60%	to	0.85%	24.27%	to	24.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard International Portfolio (available February 24, 2020)(2)
December 31, 2021	61	$14.81	to	$14.88	$908	0.03%	0.60%	to	0.85%	-2.38%	to	-2.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Ultra-Short Bond Fund (Class 1) (available February 24, 2020)(2)
December 31, 2021	33	$9.82	to	$9.83	$322	0.00%	0.75%	to	0.85%	-1.20%	to	-1.09%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (available February 24, 2020)(2)
December 31, 2021	19	$14.61	to	$14.64	$272	3.03%	0.40%	to	0.50%	27.80%	to	27.93%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A180

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available February 24, 2020)(2)
December 31, 2021	22	$15.32	to	$15.35	$342	0.00%	0.40%	to	0.50%	17.50%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Moderate Allocation Portfolio (available February 24, 2020)(2)
December 31, 2021	127	$12.47	to	$12.53	$1,588	2.37%	0.60%	to	0.85%	13.24%	to	13.52%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Small Portfolio (available February 24, 2020)(2)
December 31, 2021	12	$12.78	to	$12.84	$154	4.41%	0.60%	to	0.85%	13.59%	to	13.88%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA International Value Portfolio (available February 24, 2020)(2)
December 31, 2021	23	$11.98	to	$12.03	$273	9.43%	0.60%	to	0.85%	17.11%	to	17.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Aggressive Growth Portfolio (Class I) (available February 24, 2020)(2)
December 31, 2021	—	$12.55	to	$12.55	$—	0.00%	0.40%	to	0.40%	9.86%	to	9.86%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Appreciation Portfolio (Class I) (available February 24, 2020)(2)
December 31, 2021	2	$13.78	to	$13.78	$26	5.76%	0.40%	to	0.40%	23.16%	to	23.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available February 24, 2020)(2)
December 31, 2021	31	$13.33	to	$13.35	$420	2.40%	0.40%	to	0.50%	26.17%	to	26.29%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Large Cap Growth Portfolio (Class I) (available February 24, 2020)(2)
December 31, 2021	7	$14.94	to	$14.97	$107	0.00%	0.40%	to	0.50%	21.33%	to	21.45%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (available February 24, 2020)(2)
December 31, 2021	—	$12.15	to	$12.15	$—	0.00%	0.40%	to	0.40%	11.02%	to	11.02%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A181

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Franklin Multi-Asset Variable Growth Fund (Class I) (available February 24, 2020)(2)
December 31, 2021	7	$13.26	to	$13.29	$89	5.25%		0.40%	to	0.50%	20.09%	to	20.21%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Initial Class) (available February 24, 2020)(2)
December 31, 2021	12	$15.11	to	$15.11	$188	0.00%		0.40%	to	0.40%	13.23%	to	13.23%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Shares) (available October 1, 2021)
December 31, 2021	19	$15.65	to	$15.65	$304	0.00%		1.30%	to	1.30%	6.98%	to	6.98%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available October 1, 2021)
December 31, 2021	3,375	$10.00	to	$10.00	$33,768	0.00%	(3)	0.00%	to	0.00%	0.00%	to	0.00%	(3)
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2021 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.
(2)	Subaccount became available for investment prior to 2021 but had no activity until 2021.
(3)	Amount is less than 0.01%.

A182

Note 8:     Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

A183

Note 8:    Charges and Expenses (continued)

(1)
Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)
Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
A184

Note 9:    Other (continued)

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A185

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	AST Bond Portfolio 2031 (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	Fidelity® VIP Contrafund® Portfolio (Initial Class) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	Fidelity® VIP Growth Portfolio (Initial Class) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	MFS® New Discovery Series (Initial Class) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	MFS® Total Return Series (Initial Class) (1)
PSF Natural Resources Portfolio (Class I) (1)	MFS® Total Return Bond Series (Initial Class) (1)
PSF Stock Index Portfolio (Class I) (1)	Vanguard Equity Index Portfolio (1)
PSF Global Portfolio (Class I) (1)	Vanguard Global Bond Index (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	Vanguard Mid-Cap Index Portfolio (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	Vanguard Real Estate Index Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	Vanguard Total Bond Market Index Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	Vanguard Total International Stock Market Index Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	Vanguard Total Stock Market Index Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Vanguard Balanced Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Vanguard Conservative Allocation Portfolio (1)
MFS® Research Series (Initial Class) (1)	Vanguard Growth Portfolio (1)
MFS® Growth Series (Initial Class) (1)	Vanguard High Yield Bond Portfolio (1)
American Century VP Value Fund (Class I) (1)	Vanguard Moderate Allocation Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	Vanguard Short-Term Investment Grade Portfolio (1)
PSF PGIM Jennison Focused Blend Portfolio (Class I) (1)	American Funds IS Asset Allocation Fund (Class 1) (1)
A186

Davis Value Portfolio (1)	American Funds IS Washington Mutual Investors Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	American Funds IS The Bond Fund of America (Class 1) (1)
PSF Small-Cap Value Portfolio (Class I) (1)	American Funds IS Growth Fund (Class 1) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	American Funds IS Growth-Income Fund (Class 1) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	American Funds IS U.S. Government Securities Fund (Class 1) (1)
PSF International Growth Portfolio (Class I) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
AST Cohen & Steers Realty Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	BlackRock Global Allocation V.I. Fund (Class I) (1)
AST High Yield Portfolio (1)	DFA VA Global Bond Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	DFA VA Short-Term Fixed Portfolio (1)
AST WEDGE Capital Mid-Cap Value Portfolio (4)	DFA VA U.S. Large Value Portfolio (1)
AST Small-Cap Value Portfolio (1)	DFA VA U.S. Targeted Value Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	Fidelity® VIP Balanced Portfolio (Initial Class) (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (1)
AST MFS Growth Portfolio (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
AST Mid-Cap Value Portfolio (1)	Fidelity® VIP Financial Services Portfolio (Initial Class) (1)
AST BlackRock Low Duration Bond Portfolio (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST QMA US Equity Alpha Portfolio (3)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
AST MFS Global Equity Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
AST J.P. Morgan International Equity Portfolio (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
AST Wellington Management Hedged Equity Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST Capital Growth Asset Allocation Portfolio (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (1)
AST Balanced Asset Allocation Portfolio (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST Preservation Asset Allocation Portfolio (1)	Western Asset Core Plus VIT Portfolio (Class I) (1)
A187

AST Fidelity Institutional AM® Quantitative Portfolio (3)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (1)
AST Prudential Growth Allocation Portfolio (1)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Advanced Strategies Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (1)
AST Government Money Market Portfolio (1)	MFS® International Growth Portfolio (Service Shares) (1)
AST Small-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	MFS® Technology Portfolio (Service Shares) (1)
AST International Value Portfolio (1)	MFS® Investors Trust Series (Service Shares) (1)
AST International Growth Portfolio (1)	MFS® Mid Cap Growth Series (Service Shares) (1)
AST Investment Grade Bond Portfolio (1)	MFS® New Discovery Series (Service Shares) (1)
AST Western Asset Core Plus Bond Portfolio (1)	MFS® Research Series (Service Shares) (1)
AST Cohen & Steers Global Realty Portfolio (1)	MFS® Total Return Bond Series (Service Shares) (1)
AST Emerging Markets Equity Portfolio (1)	MFS® Total Return Series (Service Shares) (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	MFS® Utilities Series (Service Shares) (1)
AST AllianzGI World Trends Portfolio (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (1)
AST Goldman Sachs Multi-Asset Portfolio (4)	American Funds IS Washington Mutual Investors Fund (Class 4) (1)
ProFund VP Consumer Services (1)	American Funds IS The Bond Fund of America (Class 4) (1)
ProFund VP Consumer Goods (1)	American Funds IS Capital World Growth and Income Fund (Class 4) (1)
ProFund VP Financials (1)	American Funds IS Global Small Capitalization Fund (Class 4) (1)
ProFund VP Health Care (1)	American Funds IS Growth Fund (Class 4) (1)
ProFund VP Industrials (1)	American Funds IS Growth-Income Fund (Class 4) (1)
ProFund VP Mid-Cap Growth (1)	American Funds IS International Fund (Class 4) (1)
ProFund VP Mid-Cap Value (1)	American Funds IS New World Fund® (Class 4) (1)
ProFund VP Real Estate (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
ProFund VP Small-Cap Growth (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
ProFund VP Small-Cap Value (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
ProFund VP Telecommunications (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
ProFund VP Utilities (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
A188

ProFund VP Large-Cap Growth (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
ProFund VP Large-Cap Value (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
AST Jennison Large-Cap Growth Portfolio (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
AST Bond Portfolio 2021 (2)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
Allspring VT International Equity Fund (Class 1) (1)	AST Bond Portfolio 2032 (6)
Allspring VT Omega Growth Fund (Class 1) (1)	PSF Global Portfolio (Class III) (7)
Allspring VT Small Cap Growth Fund (Class 1) (1)	PSF Mid-Cap Growth Portfolio (Class III) (7)
AST Bond Portfolio 2022 (1)	PSF Natural Resources Portfolio (Class III) (7)
AST Quantitative Modeling Portfolio (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (7)
AST BlackRock Global Strategies Portfolio (1)	PSF PGIM Flexible Managed Portfolio (Class III) (7)
Allspring VT Opportunity Fund (Class 1) (1)	PSF PGIM Government Income Portfolio (Class III) (7)
AST Prudential Core Bond Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (7)
AST Bond Portfolio 2023 (1)	PSF PGIM Jennison Blend Portfolio (Class III) (7)
AST MFS Growth Allocation Portfolio (1)	PSF PGIM Jennison Focused Blend Portfolio (Class III) (7)
AST Western Asset Emerging Markets Debt Portfolio (1)	PSF PGIM Jennison Growth Portfolio (Class III) (7)
AST MFS Large-Cap Value Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (7)
AST Bond Portfolio 2024 (1)	PSF PGIM Total Return Bond Portfolio (Class III) (7)
AST ClearBridge Dividend Growth Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (7)
AST Multi-Sector Fixed Income Portfolio (1)	PSF Stock Index Portfolio (Class III) (7)
AST Large-Cap Core Portfolio (1)	PSF PGIM Government Income Portfolio (Class I) (9)
AST Bond Portfolio 2025 (1)	Fidelity® VIP High Income Portfolio (Initial Class) (9)
AST T. Rowe Price Growth Opportunities Portfolio (1)	MFS® Investors Trust Series (Initial Class) (9)
AST T. Rowe Price Diversified Real Growth Portfolio (1)	MFS® Utilities Series (Initial Class) (9)
AST Prudential Flexible Multi-Strategy Portfolio (1)	MFS® Value Series (Initial Class) (9)
AST Franklin 85/15 Diversified Allocation Portfolio (1)	Vanguard Capital Growth Portfolio (9)
AST Bond Portfolio 2026 (1)	Vanguard Diversified Value Portfolio (9)
AST Global Bond Portfolio (1)	Vanguard Equity Income Portfolio (9)
AST QMA International Core Equity Portfolio (1)	Vanguard International Portfolio (9)
BlackRock Global Allocation V.I. Fund (Class III) (1)	American Funds IS Ultra-Short Bond Fund (Class 1) (9)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (9)
A189

AST Bond Portfolio 2027 (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (9)
NVIT Emerging Markets Fund (Class D) (1)	DFA VA Global Moderate Allocation Portfolio (9)
AST Bond Portfolio 2028 (1)	DFA VA International Small Portfolio (9)
AST Bond Portfolio 2029 (1)	DFA VA International Value Portfolio (9)
AST American Funds Growth Allocation Portfolio (1)	ClearBridge Variable Aggressive Growth Portfolio (Class I) (9)
AST Bond Portfolio 2030 (1)	ClearBridge Variable Appreciation Portfolio (Class I) (9)
AST BlackRock 80/20 Target Allocation ETF Portfolio (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (9)
AST BlackRock 60/40 Target Allocation ETF Portfolio (1)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (9)
AST Western Asset Corporate Bond Portfolio (1)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (9)
AST T. Rowe Price Corporate Bond Portfolio (1)	Franklin Multi-Asset Variable Growth Fund (Class I) (9)
AST PIMCO Corporate Bond Portfolio (1)	MFS® Technology Portfolio (Initial Class) (9)
AST Prudential Corporate Bond Portfolio (1)	MFS® Value Series (Service Shares) (8)
AST BlackRock Corporate Bond Portfolio (1)	PSF PGIM Government Money Market Portfolio (Class III) (8)
AST Dimensional Global Core Allocation Portfolio (5)
(1)Statement of net assets as of December 31, 2021, statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.
(2)Statement of net assets as of December 31, 2021 (date of liquidation), statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020.

(3)Statement of net assets as of October 15, 2021 (date of merger), statement of operations for the period January 1, 2021 to October 15, 2021 and statement of changes in net assets for the period January 1, 2021 to October 15, 2021 and for the year ended December 31, 2020.

(4)Statement of net assets as of February 19, 2021 (date of merger), statement of operations for the period January 1, 2021 to February 19, 2021 and statement of changes in net assets for the period January 1, 2021 to February 19, 2021 and for the year ended December 31, 2020.

(5)Statement of net assets as of October 15, 2021 (date of liquidation), statement of operations for the period January 1, 2021 to October 15, 2021 and statement of changes in net assets for the period January 1, 2021 to October 15, 2021 and for the year ended December 31, 2020.

(6)Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the period January 4, 2021 (commencement of operations) to December 31, 2021.
(7)Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the period April 26, 2021 (commencement of operations) to December 31, 2021.
(8)Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the period October 1, 2021 (commencement of operations) to December 31, 2021.
(9) Statement of net assets as of December 31, 2021, statement of operations and statement of changes in net assets for the year ended December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company
A190

Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2022

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.

A191